Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
AmendmentDescription	Financials have been updated to reflect second quarter financial statements.
Document Period End Date	Jun 30, 2013
Trading Symbol	AJG
Entity Registrant Name	GALLAGHER ARTHUR J & CO
Entity Central Index Key	0000354190
Entity Filer Category	Large Accelerated Filer

Consolidated Statement of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions	$ 400.9	$ 344.7	$ 727.7	$ 616.7	$ 1,302.5	$ 1,127.4	$ 957.3
Fees	268.9	242.2	508.6	457.8	971.7	870.2	735
Supplemental commissions	18.3	16.6	35.6	33.7	67.9	56	60.8
Contingent commissions	14.5	10.3	37	29.3	42.9	38.1	36.8
Investment income	1.6	3.1	2.9	5.3	10.4	8.1	6.9
Gains on books of business sales	2.9		3.3	0.7	3.9	5.5	5.9
Revenues from clean coal activities	72.2	31.8	129.2	51.9	119.6	29.2	65.6
Other net revenues (loss)	0.2	1.2	9.3	1.3	1.4	0.2	(4.1)
Total revenues	779.5	649.9	1,453.6	1,196.7	2,520.3	2,134.7	1,864.2
Compensation	415.5	364.1	799.4	708.5	1,493.4	1,326.1	1,117.5
Operating	137.8	123.7	271.6	232	483.2	419	354.6
Cost of revenues from clean coal activities	76.6	29	134.7	46.7	111.6	32	64
Interest	11.9	10.8	23.1	21.4	43	40.8	34.6
Depreciation	13.1	10.2	23.9	19.9	41.4	35.9	32.3
Amortization	29.7	26.2	59.3	47.3	99	79.3	60.8
Change in estimated acquisition earnout payables	(2.5)	(5.2)	1.9	(2.7)	3.4	(6.2)	(2.6)
Total expenses	682.1	558.8	1,313.9	1,073.1	2,275	1,926.9	1,661.2
Earnings from continuing operations before income taxes	97.4	91.1	139.7	123.6	245.3	207.8	203
Provision for income taxes	3.9	19.4	5.7	23.8	50.3	63.7	39.7
Earnings (loss) from continuing operations		71.7			195	144.1	163.3
Discontinued operations:
Earnings from discontinued operations before income taxes							3.2
Benefit for income taxes							(7.6)
Earnings from discontinued operations							10.8
Net earnings	$ 93.5	$ 71.7	$ 134	$ 99.8	$ 195	$ 144.1	$ 174.1
Basic net earnings per share:
Earnings from continuing operations		$ 0.6			$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations							$ 0.1
Basic net earnings per share	$ 0.73	$ 0.6	$ 1.06	$ 0.85	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Earnings from continuing operations		$ 0.59			$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations							$ 0.1
Diluted net earnings per share	$ 0.73	$ 0.59	$ 1.04	$ 0.83	$ 1.59	$ 1.28	$ 1.66
Dividends declared per common share	$ 0.35	$ 0.34	$ 0.7	$ 0.68	$ 1.36	$ 1.32	$ 1.28

Consolidated Statement of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings	$ 93.5	$ 71.7	$ 134	$ 99.8	$ 195	$ 144.1	$ 174.1
Change in pension liability, net of taxes	(0.9)	2.2	0.2	1	(3.4)	(30.6)	2.1
Foreign currency translation	(15.9)	(12.6)	(39)	(2.2)	16.1	(16.1)	10.1
Change in fair value of derivative instruments, net of taxes	(0.8)	(1.7)	(1)	0.3	1.7	(2.7)	(1)
Comprehensive earnings	$ 75.9	$ 59.6	$ 94.2	$ 98.9	$ 209.4	$ 94.7	$ 185.3

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 240	$ 302.1	$ 291.2
Restricted cash	913.5	851.6	692.5
Premiums and fees receivable	1,245.2	1,096.1	1,027.1
Other current assets	203.9	179.7	188.6
Total current assets	2,602.6	2,429.5	2,199.4
Fixed assets - net	123	105.4	91.3
Deferred income taxes	275.1	251.8	240.2
Other noncurrent assets	270.6	283.3	235.8
Goodwill - net	1,506.1	1,472.7	1,155.3
Amortizable intangible assets - net	784.7	809.6	561.5
Total assets	5,562.1	5,352.3	4,483.5
Premiums payable to insurance and reinsurance companies	1,947.6	1,819.7	1,621.9
Accrued compensation and other accrued liabilities	284.1	306.7	304.1
Unearned fees	73.6	70.6	69.7
Other current liabilities	38.4	36.9	67.9
Corporate related borrowings - current		129	10
Total current liabilities	2,343.7	2,362.9	2,073.6
Corporate related borrowings - noncurrent	925	725	675
Other noncurrent liabilities	591.4	605.8	491.3
Total liabilities	3,860.1	3,693.7	3,239.9
Stockholders' equity:
Common stock, value	127.7	125.6	114.7
Capital in excess of par value	1,092	1,055.4	693.2
Retained earnings	554.9	510.4	482.9
Accumulated other comprehensive earnings (loss)	(72.6)	(32.8)	(47.2)
Total stockholders' equity	1,702	1,658.6	1,243.6
Total liabilities and stockholders' equity	$ 5,562.1	$ 5,352.3	$ 4,483.5

Consolidated Balance Sheet (Parenthetical) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock - authorized shares		400	400
Common stock - issued shares	127.7	125.6	114.7
Common stock - outstanding shares	127.7	125.6	114.7

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Earnings from continuing operations			$ 195	$ 144.1	$ 163.3
Net earnings	134	99.8	195	144.1	174.1
Adjustments to reconcile earnings from continuing operations to net cash provided by operating activities:
Net gain on investments and other	(12.5)	(0.7)	(3.9)	(5.5)	(5.9)
Depreciation and amortization	83.2	67.2	140.4	115.2	93.1
Change in estimated acquisition earnout payables	1.9	(2.7)	3.4	(6.2)	(2.6)
Amortization of deferred compensation and restricted stock	5.7	4.4	8.3	6.8	6.6
Stock-based and other noncash compensation expense	3.2	3.3	7.5	14.3	9
Effect of changes in foreign exchange rates	(0.6)	0.3	1.9	0.3	0.8
Net change in restricted cash	(70.1)	(114.9)	(90.2)	31.9	(16.9)
Net change in premiums receivable	(158.4)	(298.6)	11.5	52.1	(2.7)
Net change in premiums payable	171.2	350.4	33.3	(55.8)	(11.5)
Net change in other current assets	(24)	36.2	52.4	(8.1)	(11.7)
Net change in accrued compensation and other accrued liabilities	(6.4)	(68.8)	19.2	12.8	5.9
Net change in fees receivable/unearned fees	(9.8)	(1.1)	4.3	(4.1)	(11.8)
Net change in income taxes payable	3.1	15.9	14	(10.4)	(23.1)
Net change in deferred income taxes	(25.8)	1.3	(20.4)	21.5	31
Net change in other noncurrent assets and liabilities	(20.9)	(29)	(33.7)	(24.9)	7.7
Net cash provided by operating activities of continuing operations			343	284	231.2
Earnings from discontinued operations					10.8
Other non-cash items from discontinued operations					(12.5)
Net cash provided by operating activities	73.8	63	343	284	229.5
Cash flows from investing activities:
Net additions to fixed assets	(35.9)	(26.6)	(51)	(45.9)	(25.1)
Cash paid for acquisitions, net of cash acquired	(113.4)	(77.1)	(344.1)	(264.8)	(80.1)
Net proceeds from sales of operations	2.9	8.2	11.4	14	3.2
Net (funding) proceeds of investment transactions	(18.9)	13.2	1.5	(14.5)	9.4
Net cash used by investing activities	(165.3)	(82.3)	(382.2)	(311.2)	(92.6)
Cash flows from financing activities:
Proceeds from issuance of common stock	51.4	48.6	82.3	73.9	36.7
Tax impact from issuance of common stock	4.9	2.2	0.5	3.7	1.4
Repurchases of common stock			(1.5)	(1.2)	(0.8)
Dividends paid	(90.1)	(78.6)	(204.4)	(145.8)	(133.5)
Borrowings on line of credit facilities	228	162	303	151	48
Repayments on line of credit facilities	(357)	(124)	(184)	(141)	(48)
Borrowings of corporate related long-term debt	200		50	125
Net cash provided (used) by financing activities	37.2	10.2	45.9	65.6	(96.2)
Effect of changes in foreign exchange rates on cash and cash equivalents	(7.8)		4.2	3	3.2
Net (decrease) increase in cash and cash equivalents	(62.1)	(9.1)	10.9	41.4	43.9
Cash and cash equivalents at beginning of period	302.1	291.2	291.2	249.8	205.9
Cash and cash equivalents at end of period	240	282.1	302.1	291.2	249.8
Supplemental disclosures of cash flow information:
Interest paid	23.3	21.4	42.2	38.4	34.7
Income taxes paid	$ 23.7	$ 12.2	$ 47.5	$ 32	$ 37.6

Consolidated Statement of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings (Loss) [Member]
Balance at Dec. 31, 2009	$ 892.9	$ 102.5	$ 349.1	$ 450.3	$ (9)
Beginning, Shares at Dec. 31, 2009		102.5
Net earnings	174.1			174.1
Net change in pension asset/liability, net of taxes	2.1				2.1
Foreign currency translation	10.1				10.1
Change in fair value of derivative instruments, net of taxes	(1)				(1)
Compensation expense related to stock option plan grants	7.7		7.7
Tax impact from issuance of common stock	1.4		1.4
Common stock issued in:
Purchase transactions	111.9	4.2	107.7
Purchase transactions, shares		4.2
Stock option plans	31.3	1.5	29.8
Stock option plans (in shares)	1.5	1.5
Employee stock purchase plan	5.4	0.2	5.2
Employee stock purchase plan (in shares)		0.2
Deferred compensation and restricted stock	6.6		6.6
Other compensation expense	1.1		1.1
Common stock repurchases	(0.8)		(0.8)
Cash dividends declared on common stock	(136.1)			(136.1)
Balance at Dec. 31, 2010	1,106.7	108.4	507.8	488.3	2.2
Balance, Shares at Dec. 31, 2010		108.4
Net earnings	144.1			144.1
Net change in pension asset/liability, net of taxes	(30.6)				(30.6)
Foreign currency translation	(16.1)				(16.1)
Change in fair value of derivative instruments, net of taxes	(2.7)				(2.7)
Compensation expense related to stock option plan grants	7.1		7.1
Tax impact from issuance of common stock	3.7		3.7
Common stock issued in:
Purchase transactions	102.3	3.4	98.9
Purchase transactions, shares		3.4
Stock option plans	66.7	2.6	64.1
Stock option plans (in shares)	2.6	2.6
Employee stock purchase plan	7.2	0.3	6.9
Employee stock purchase plan (in shares)		0.3
Deferred compensation and restricted stock	5.9		5.9
Common stock repurchases	(1.2)		(1.2)
Cash dividends declared on common stock	(149.5)			(149.5)
Balance at Dec. 31, 2011	1,243.6	114.7	693.2	482.9	(47.2)
Balance, Shares at Dec. 31, 2011		114.7
Net earnings	195			195
Net change in pension asset/liability, net of taxes	(3.4)				(3.4)
Foreign currency translation	16.1				16.1
Change in fair value of derivative instruments, net of taxes	1.7				1.7
Compensation expense related to stock option plan grants	7.2		7.2
Tax impact from issuance of common stock	0.5		0.5
Common stock issued in:
Purchase transactions	276.3	7.8	268.5
Purchase transactions, shares		7.8
Stock option plans	73.9	2.8	71.1
Stock option plans (in shares)	2.8	2.8
Employee stock purchase plan	8.4	0.3	8.1
Employee stock purchase plan (in shares)		0.3
Deferred compensation and restricted stock	8	0.1	7.9
Deferred compensation and restricted stock (in shares)		0.1
Other compensation expense	0.3		0.3
Common stock repurchases	(1.5)	(0.1)	(1.4)
Common stock repurchases, shares		(0.1)
Cash dividends declared on common stock	(167.5)			(167.5)
Balance at Dec. 31, 2012	1,658.6	125.6	1,055.4	510.4	(32.8)
Balance, Shares at Dec. 31, 2012		125.6
Net earnings	134			134
Net change in pension asset/liability, net of taxes	0.2				0.2
Foreign currency translation	(39)				(39)
Change in fair value of derivative instruments, net of taxes	(1)				(1)
Compensation expense related to stock option plan grants	3.2		3.2
Tax impact from issuance of common stock	4.9		4.9
Common stock issued in:
Purchase transactions	1.7		1.7
Stock option plans	47.4	1.8	45.6
Stock option plans (in shares)	1.8	1.8
Employee stock purchase plan	4	0.1	3.9
Employee stock purchase plan (in shares)		0.1
Deferred compensation and restricted stock	(22.5)	0.2	(22.7)
Deferred compensation and restricted stock (in shares)		0.2
Cash dividends declared on common stock	(89.5)			(89.5)
Balance at Jun. 30, 2013	$ 1,702	$ 127.7	$ 1,092	$ 554.9	$ (72.6)
Balance, Shares at Jun. 30, 2013		127.7

Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on net change in pension liability	$ 0.1	$ 0.2	$ 20.4	$ 1.4
Net change in fair value of derivative instruments, tax	$ (0.7)	$ 1.1	$ 1.8	$ 0.7

Nature of Operations and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Nature of Operations and Basis of Presentation

1. Nature of Operations and Basis of Presentation

Arthur J. Gallagher & Co. and its subsidiaries, collectively referred to herein as we, our, us or the company, provide insurance brokerage and risk management services to a wide variety of commercial, industrial, institutional and governmental organizations through three reportable segments. Commission and fee revenue generated by the brokerage segment is primarily related to the negotiation and placement of insurance for our clients. Fee revenue generated by the risk management segment is primarily related to claims management, information management, risk control consulting (loss control) services and appraisals in the property/casualty market. Investment income and other revenue are generated from our investment portfolio, which includes invested cash and restricted funds, as well as clean energy and other investments. We are headquartered in Itasca, Illinois, have operations in 20 countries and offer client-service capabilities in more than 140 countries globally through a network of correspondent insurance brokers and consultants.

We have prepared the accompanying unaudited consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements have been omitted pursuant to such rules and regulations. We believe the disclosures are adequate to make the information presented not misleading. The unaudited consolidated financial statements included herein are, in the opinion of management, prepared on a basis consistent with our audited consolidated financial statements for the year ended December 31, 2012 and include all normal recurring adjustments necessary for a fair presentation of the information set forth. The quarterly results of operations are not necessarily indicative of the results of operations to be reported for subsequent quarters or the full year. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012.

Certain reclassifications have been made to the amounts reported in the prior year’s unaudited consolidated financial statements in order to conform to the current year presentation.

In the preparation of our unaudited consolidated financial statements as of June 30, 2013, management evaluated all material subsequent events or transactions that occurred after the balance sheet date through the date on which the financial statements were issued, for potential recognition or disclosure therein.

Effect of New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Effect of New Accounting Pronouncements

2. Effect of New Accounting Pronouncements

Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (which we refer to as the FASB) issued ASU 2013-02, Comprehensive Income (Topic 220), “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” which requires significant items reclassified out of accumulated other comprehensive income (which we refer to as AOCI) to net income in their entirety in the same reporting period, to be reported to show the effect of the reclassifications on the respective line items of the statement where net income is presented. These reclassifications can be presented either on the face of the statement where net income is presented or in the notes to the financial statements. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under GAAP is required in the notes to the consolidated financial statements. The new guidance also requires companies to report changes in the accumulated balances of each component of AOCI. This new guidance is effective for annual and interim periods beginning after December 15, 2012. We adopted the new guidance effective January 1, 2013. The adoption did affect the disclosures made in our unaudited consolidated financial statements and notes thereto, but it did not have any impact on our results of operations or financial position.

2.	Effect of New Accounting Pronouncements

Other Comprehensive Income

In June 2011, the Financial Accounting Standards Board (which we refer to as the FASB) issued ASU 2011-05, “Comprehensive Income” (Topic 220) to make the presentation of items within other comprehensive income (which we refer to as OCI) more prominent. The guidance requires companies to present items of net income, items of OCI and total comprehensive income in one continuous statement or two separate consecutive statements. We adopted this guidance for reporting in the first quarter of 2012 by presenting the required information in two separate consecutive statements in the accompanying unaudited consolidated financial statements. We were able to make the changes required by this guidance without incurring any costs or operational challenges because we had all of the necessary information, and previously presented it in the statement of stockholders’ equity and notes to our consolidated financial statements.

Testing Goodwill for Impairment

In August 2011, the FASB issued ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment” that gives companies the option to perform a qualitative assessment that may allow them to skip the annual two-step test on goodwill impairment. The previously mandated two-step test requires companies to first assess goodwill for impairment by quantitatively comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the reporting unit’s fair value is less than its carrying amount, an analysis must then be performed to measure the amount of the goodwill impairment, if any. ASU 2011-08 gives companies the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. If a company concludes that this is the case, it must perform the two-step test. Otherwise, a company does not have to perform the two-step test.

Using the optional qualitative screen introduced in the new guidance to test goodwill for impairment will require significant judgment. The qualitative assessment should consider not only company-specific information but all significant inputs used to determine fair value. Companies that use the screen will have to consider and weigh both positive and negative evidence that has a significant effect on a reporting unit’s fair value and thoroughly document their analyses. Companies that appropriately apply the screen and achieve a positive result do not have to perform the annual two-step test and achieve the intended cost relief. The ASU is effective for fiscal years beginning after December 15, 2011. We did not use the qualitative assessment provisions of this new guidance to perform our annual goodwill impairment review for 2012.

Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations

3. Business Combinations

During the six-month period ended June 30, 2013, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued	Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s)
Metzler Brothers Insurance (MBI) February 1, 2013	—	$—	$3.4	$—	$0.4	$0.7	$4.5	$1.4
Advanced Benefit Advisors, Inc. (ABA) April 1, 2013	—	—	10.9	—	0.1	1.8	12.8	7.0
Property & Commercial Limited (PCL) April 1, 2013	—	—	65.1	—	—	—	65.1	—
Garza Long Group, LLC (GLG) May 1, 2013	—	—	4.3	—	0.1	0.5	4.9	6.7
Five other acquisitions completed in 2013	30	1.4	5.9	—	0.2	3.5	11.0	6.7

	30	$1.4	$89.6	$—	$0.8	$6.5	$98.3	$21.8

Common shares issued in connection with acquisitions are valued at closing market prices as of the effective date of the applicable acquisition. We record escrow deposits that are returned to us as a result of adjustments to net assets acquired as reductions of goodwill when the escrows are settled. The maximum potential earnout payables disclosed in the foregoing table represent the maximum amount of additional consideration that could be paid pursuant to the terms of the purchase agreement for the applicable acquisition. The amounts recorded as earnout payables, which are primarily based upon the estimated future operating results of the acquired entities over a two- to three-year period subsequent to the acquisition date, are measured at fair value as of the acquisition date and are included on that basis in the recorded purchase price consideration in the foregoing table. We will record subsequent changes in these estimated earnout obligations, including the accretion of discount, in our consolidated statement of earnings when incurred.

The fair value of these earnout obligations is based on the present value of the expected future payments to be made to the sellers of the acquired entities in accordance with the provisions outlined in the respective purchase agreements. In determining fair value, we estimated the acquired entity’s future performance using financial projections developed by management for the acquired entity and market participant assumptions that were derived for revenue growth and/or profitability. Revenue growth rates generally ranged from 5.0% to 10.0% for our 2013 acquisitions. We estimated future payments using the earnout formula and performance targets specified in each purchase agreement and these financial projections. We then discounted these payments to present value using a risk-adjusted rate that takes into consideration market-based rates of return that reflect the ability of the acquired entity to achieve the targets. These discount rates generally ranged from 8.0% to 8.5% for all of our 2013 acquisitions. Changes in financial projections, market participant assumptions for revenue growth and/or profitability, or the risk-adjusted discount rate, would result in a change in the fair value of recorded earnout obligations.

During each of the three-month periods ended June 30, 2013 and 2012, we recognized $2.9 million and $2.2 million, respectively, of expense in our consolidated statement of earnings related to the accretion of the discount recorded for earnout obligations in connection with our acquisitions. During each of the six-month periods ended June 30, 2013 and

2012, we recognized $5.8 million and $4.6 million, respectively, of expense in our consolidated statement of earnings related to the accretion of the discount recorded for earnout obligations in connection with our acquisitions. In addition, during the three-month periods ended June 30, 2013 and 2012, we recognized $5.4 million and $7.4 million of income, respectively, related to net adjustments in the estimated fair value of earnout obligations in connection with revised projections of future performance for twenty-three and thirteen acquisitions, respectively. In addition, during the six-month periods ended June 30, 2013 and 2012, we recognized $3.9 million and $7.3 million of income, respectively, related to net adjustments in the estimated fair value of earnout obligations in connection with revised projections of future performance for thirty-nine and nineteen acquisitions, respectively. The aggregate amount of maximum earnout obligations related to acquisitions made in 2009 and subsequent years was $379.1 million as of June 30, 2013, of which $126.5 million was recorded in our consolidated balance sheet as of June 30, 2013, based on the estimated fair value of the expected future payments to be made.

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in the six-month period ended June 30, 2013 (in millions):

	MBI	ABA	PCL	GLG	Five Other Acquisitions	Total
Cash	$0.2	$—	$2.4	$—	$—	$2.6
Other current assets	—	—	33.5	—	0.1	33.6
Fixed assets	0.2	—	2.7	—	—	2.9
Noncurrent assets	—	—	0.2	—	—	0.2
Goodwill	2.0	7.6	34.3	0.5	4.8	49.2
Expiration lists	2.6	5.0	36.3	4.3	6.5	54.7
Non-compete agreements	0.1	0.2	0.4	0.1	0.2	1.0
Trade names	—	—	1.5	—	—	1.5

Total assets acquired	5.1	12.8	111.3	4.9	11.6	145.7

Current liabilities	0.6	—	35.3	—	0.1	36.0
Noncurrent liabilities	—	—	10.9	—	0.5	11.4

Total liabilities assumed	0.6	—	46.2	—	0.6	47.4

Total net assets acquired	$4.5	$12.8	$65.1	$4.9	$11.0	$98.3

Among other things, these acquisitions allow us to expand into desirable geographic locations, further extend our presence in the retail and wholesale insurance brokerage services and risk management industries and/or increase the volume of general services currently provided. The excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date was allocated to goodwill, expiration lists, non-compete agreements and trade names in the amounts of $49.2 million, $54.7 million, $1.0 million and $1.5 million, respectively, within the brokerage segment.

Provisional estimates of fair value are established at the time of the acquisition and are subsequently reviewed within the first year of operations subsequent to the acquisition date to determine the necessity for adjustments. The fair value of the tangible assets and liabilities for each applicable acquisition at the acquisition date approximated their carrying values. The fair value of expiration lists was established using the excess earnings method, which is an income approach based on estimated financial projections developed by management for each acquired entity using market participant assumptions. Revenue growth and attrition rates generally ranged from 2.0% to 6.6% and 5.0% to 11.0% respectively, for our 2012 and 2013 acquisitions, for which a valuation was performed in the six-month period ended June 30, 2013. We estimate the fair value as the present value of the benefits anticipated from ownership of the subject customer list in excess of returns required on the investment in contributory assets necessary to realize those benefits. The rate used to discount the net benefits was based on a risk-adjusted rate that takes into consideration market-based rates of return and reflects the risk of the asset relative to the acquired business. These discount rates generally ranged from 12.0% to 13.5% for our 2012 and 2013 acquisitions, for which a valuation was performed in the six-month period ended June 30, 2013. The fair value of non-compete agreements was established using the profit differential method, which is an income approach based on estimated financial projections developed by management for the acquired company using market participant assumptions and various non-compete scenarios.

Expiration lists, non-compete agreements and trade names related to our acquisitions are amortized using the straight-line method over their estimated useful lives (three to fifteen years for expiration lists, three to five years for non-compete agreements and ten years for trade names), while goodwill is not subject to amortization. We use the straight-line method to amortize these intangible assets because the pattern of their economic benefits cannot be reasonably determined with any certainty. We review all of our intangible assets for impairment periodically (at least annually) and whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. In reviewing intangible assets, if the fair value is less than the carrying amount of the respective (or underlying) asset, an indicator of impairment would exist and further analysis would be required to determine whether or not a loss would need to be charged against current period earnings. Based on the results of impairment reviews during the three-month and six-month periods ended June 30, 2013, we wrote off $0.4 million and $2.2 million, respectively, of amortizable intangible assets related to the brokerage segment. Based on the results of impairment reviews during the three-month and six-month periods ended June 30, 2012, we wrote off $3.1 million of amortizable intangible assets related to the brokerage segment.

Of the $54.7 million of expiration lists, $1.0 million of non-compete agreements and $1.5 million of trade names related to our acquisitions made during the six-month period ended June 30, 2013, $37.4 million, $0.4 million and $1.5 million, respectively, is not expected to be deductible for income tax purposes. Accordingly, we recorded a deferred tax liability of $9.2 million, and a corresponding amount of goodwill, in the six-month period ended June 30, 2013 related to nondeductible amortizable intangible assets.

During the six-month period ended June 30, 2012, we issued 425,000 shares of our common stock and paid $3.4 million in cash related to earnout obligations of four acquisitions made prior to 2009 and recorded additional goodwill of $0.1 million.

Our consolidated financial statements for the six-month period ended June 30, 2013 include the operations of the acquired entities from their respective acquisition dates. The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2012 (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Total revenues	$779.8	$661.7	$1,461.5	$1,216.9
Net earnings	93.5	73.7	134.1	101.7
Basic net earnings per share	0.73	0.62	1.06	0.86
Diluted net earnings per share	0.73	0.61	1.05	0.85

The unaudited pro forma results above have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had these acquisitions occurred at January 1, 2012, nor are they necessarily indicative of future operating results. Annualized revenues of the businesses acquired during the six-month period ended June 30, 2013 totaled approximately $40.9 million. For the six-month period ended June 30, 2013, total revenues and net earnings recorded in our unaudited consolidated statement of earnings related to our acquisitions made during the six-month period ended June 30, 2013 in the aggregate, were $11.5 million and $1.7 million, respectively.

3.	Business Combinations

During 2012, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Riley & Associates, Inc. January 1, 2012	64		$1.9	$0.7	$—	$0.3	$1.2	$4.1	$1.6
Detlefs & Company Benefit Resources, LLC February 1, 2012	52		1.7	0.6	—	0.1	—	2.4	1.4
First Premium Insurance Group, Inc. February 1, 2012	599		19.9	0.4	—	1.0	2.8	24.1	7.0
Gary Johnson & Associates, Inc. February 1, 2012	55		1.8	0.7	—	0.1	0.3	2.9	1.4
ProSource Financial, LLC February 1, 2012	207		7.3	6.7	—	0.5	1.3	15.8	9.5
BenefitLink Resource Group, Inc. March 1, 2012	357		12.3	—	—	0.5	6.0	18.8	8.0
Human Resource Management Systems, LLC March 1, 2012	143		5.0	1.7	—	0.1	1.8	8.6	5.3
Wischmeyer Financial, LP March 1, 2012	142		4.9	1.6	—	0.1	1.4	8.0	5.5
Besselman & Little Agency, LLC April 1, 2012	195		7.0	2.4	—	0.1	1.2	10.7	4.6
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) April 1, 2012	744		27.6	13.3	—	—	1.4	42.3	18.5
CGM Gallagher Group Limited (CGM) April 1, 2012	—		—	12.0	—	—	—	12.0	—
VEBA Service Group, LLC May 1, 2012	162		5.8	2.0	—	0.1	1.4	9.3	4.2
Professional Claims Managers, Inc. May 1, 2012	175		5.4	2.2	—	0.6	1.3	9.5	3.9
Insurance Dialogue Limited (IDL) May 1, 2012	—		—	26.7	—	—	—	26.7	—

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Grossman & Associates, Inc. June 1, 2012	99		$3.3	$—	$—	$0.1	$0.6	$4.0	$5.6
Broker Benefit Services, LLC June 1, 2012	180		6.2	2.1	—	0.1	0.8	9.2	4.0
Whitehaven Insurance Group, Inc. June 1, 2012	75		2.6	0.6	—	0.2	0.7	4.1	1.6
Contego Underwriting Limited July 1, 2012	—		—	7.1	—	—	4.8	11.9	6.3
Grace/Mayer Insurance Agency, Inc. (GMI) July 1, 2012	549		19.5	1.5	—	2.6	2.6	26.2	7.0
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) July 1, 2012	905		28.6	7.0	—	6.7	3.2	45.5	19.5
Miller Buettner & Parrott, Inc. July 1, 2012	127		4.4	1.5	—	0.1	1.7	7.7	6.0
Triad USA, Inc. July 1, 2012	164		5.6	1.9	—	0.2	1.5	9.2	7.3
Blenheim Park Ltd. (BPL) August 1, 2012	254		9.1	5.8	—	—	12.0	26.9	17.2
Sunday and Associates, Inc. August 1, 2012	99		3.3	—	—	0.1	0.9	4.3	2.6
Acumus Limited (ACL) September 21, 2012	—		—	25.1	5.5	—	—	30.6	—
Aires Consulting Group, Inc. October 1, 2012	—		—	1.7	—	0.2	0.7	2.6	1.0
Coyle Insurance Agency, Inc. October 1, 2012	42		1.2	4.5	—	0.3	1.1	7.1	2.3
Park Row Associates, Inc. October 1, 2012	84		3.0	1.0	—	—	—	4.0	—
Polak International Consultants, Inc. October 1, 2012	99		3.6	1.2	0.8	—	—	5.6	—
Unison, Inc. October 1, 2012	53		1.8	5.7	—	0.1	1.9	9.5	3.9
SRS Underwriting Agency PTY Ltd. (SRS) November 20, 2012	—		—	38.4	0.9	—	6.2	45.5	8.3

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Ahrold Fay Rosenberg December 1, 2012	133		$3.8	$4.4	$—	$0.9	$1.6	$10.7	$3.4
Brendis & Brendis, Inc. December 1, 2012	—		—	3.1	—	0.1	0.4	3.6	2.9
Charter Lakes Marine Insurance Agency December 1, 2012	—		—	7.9	1.0	0.9	3.8	13.6	5.5
Heiser Insurance Agency, Inc. December 1, 2012	—		—	4.1	—	0.5	0.7	5.3	2.0
Insurance Risk Managers of Missouri, Inc. December 1, 2012	—		—	2.0	—	0.2	0.3	2.5	1.0
Western Benefit Solutions, LLC December 1, 2012	—		—	17.1	—	0.1	1.9	19.1	9.4
Argus Benefits (AB) December 31, 2012	—		—	19.0	—	0.2	5.7	24.9	10.3
Corporate Benefit Advisors, LLC December 31, 2012	—		—	8.8	—	0.1	1.3	10.2	7.1
The Eriksen Group, Inc. December 31, 2012	—		—	5.0	—	0.1	0.8	5.9	3.4
Gardner & White Corporation December 31, 2012	—		—	16.5	—	1.0	5.7	23.2	8.0
Hardman & Howell Benefits December 31, 2012	—		—	11.6	—	0.1	1.0	12.7	5.3
Eighteen other acquisitions completed in 2012	208		7.0	20.2	—	0.7	5.6	33.5	13.4

	5,966		$203.6	$295.8	$8.2	$19.1	$87.6	$614.3	$235.2

In 2007, we acquired a 38.5% equity interest in CGM for $11.9 million and accounted for our non-controlling interest in CGM’s common stock using equity method accounting. CGM is an insurance intermediary and risk management company that provides property/casualty, health, risk management and other related services to clients throughout the Caribbean. CGM is headquartered in St. Lucia and has operations in Jamaica, Barbados, St. Vincent and St. Lucia. Effective April 1, 2012, we increased our ownership interest in CGM to 80%, with the option to increase our ownership in CGM to 100% in the future, and consolidated its operations into our consolidated financial statements. CGM’s acquisition date balance sheet and the excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date, has been included in the tables above and below, respectively. We recognized a loss of $3.5 million and a corresponding reduction in goodwill for the decrease in fair value of our initial 38.5% equity interest in CGM upon the acquisition of the additional 41.5% equity interest. The carrying value of our prior non-controlling interest in CGM was $13.6 million as of the acquisition date. The fair value of our initial 38.5% equity interest in CGM was determined by allocating, on a pro rata basis, the fair value of the CGM entity as adjusted for the prior non-controlling ownership position. We determined the fair value of the CGM entity using the valuation techniques discussed below related to net assets acquired.

Effective May 1, 2012, we acquired a 78.3% ownership interest in IDL, with the option to increase our ownership in IDL to 100% in the future, and consolidated its operations into our consolidated financial statements. IDL is a retail insurance broker that provides personal lines insurance within the homeowner and automobile markets in the U.K. IDL’s acquisition date balance sheet and the excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date, has been included in the tables above and below, respectively.

Effective December 12, 2012, we acquired a 21.3% ownership interest in Casanueva Perez S.A.P. de C.V. (Grupo CP) for a cash payment of $19.3 million, with the option to increase our ownership in Grupo CP in the future. Grupo CP is headquartered in Mexico City, Mexico, and is a leading Mexican insurance broker and risk management company. They offer commercial retail property/casualty, risk management, affinity, reinsurance and employee benefits services to their clients throughout Mexico through their major brands of Interproteccion, Reasinter, Seguro Listo and Aterna. We are accounting for our non-controlling interest in Grupo CP’s common stock using equity method accounting.

Common shares issued in connection with acquisitions are valued at closing market prices as of the effective date of the applicable acquisition. We record escrow deposits that are returned to us as a result of adjustments to net assets acquired as reductions of goodwill when the escrows are settled. The maximum potential earnout payables disclosed in the foregoing table represent the maximum amount of additional consideration that could be paid pursuant to the terms of the purchase agreement for the applicable acquisition. The amounts recorded as earnout payables, which are primarily based upon the estimated future operating results of the acquired entities over a two- to three-year period subsequent to the acquisition date, are measured at fair value as of the acquisition date and are included on that basis in the recorded purchase price consideration in the foregoing table. We will record subsequent changes in these estimated earnout obligations, including the accretion of discount, in our consolidated statement of earnings when incurred.

The fair value of these earnout obligations is based on the present value of the expected future payments to be made to the sellers of the acquired entities in accordance with the provisions outlined in the respective purchase agreements. In determining fair value, we estimated the acquired entity’s future performance using financial projections developed by management for the acquired entity and market participant assumptions that were derived for revenue growth and/or profitability. Revenue growth rates generally ranged from 10.0% to 12.0% for our 2012 acquisitions. We estimated future payments using the earnout formula and performance targets specified in each purchase agreement and these financial projections. We then discounted these payments to present value using a risk-adjusted rate that takes into consideration market-based rates of return that reflect the ability of the acquired entity to achieve the targets. These discount rates generally ranged from 9.0% to 10.5% for our 2012 acquisitions. Changes in financial projections, market participant assumptions for revenue growth and/or profitability, or the risk-adjusted discount rate, would result in a change in the fair value of recorded earnout obligations. During 2012, 2011 and 2010, we recognized $9.3 million, $8.3 million and $6.2 million, respectively, of expense in our consolidated statement of earnings related to the accretion of the discount recorded for earnout obligations in connection with our acquisitions. In addition, during 2012, 2011 and 2010 we recognized $5.9 million, $14.5 million and $8.8 million of income, respectively, related to net adjustments in the estimated fair value of earnout obligations in connection with revised projections of future performance for 46, 22 and 11 acquisitions, respectively. The aggregate amount of maximum earnout obligations related to acquisitions made in 2009 and subsequent years was $384.8 million, of which $139.8 million was recorded in the consolidated balance sheet as of December 31, 2012 based on the estimated fair value of the expected future payments to be made.

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in 2012 (in millions):

	SKS	IDL	GMI	GSC	BPL	ACL	SRS	AB	Fifty-Two Other Acquisitions	Total
Cash	$0.4	$—	$0.2	$0.7	$1.5	$0.6	$2.8	$0.2	$10.9	$17.3
Other current assets	5.6	9.4	2.1	0.8	4.7	11.2	25.9	0.3	54.0	114.0
Fixed assets	0.1	0.3	0.1	0.1	0.3	—	0.2	0.1	3.3	4.5
Noncurrent assets	—	3.9	1.8	—	0.1	6.4	1.1	—	0.6	13.9
Goodwill	24.9	14.5	19.4	17.1	17.3	12.6	27.1	11.5	164.4	308.8
Expiration lists	27.1	15.4	13.9	27.9	10.4	16.4	19.7	13.1	191.6	335.5
Non-compete agreements	0.4	—	0.1	0.1	—	0.6	0.4	0.2	3.5	5.3
Trade names	—	0.6	—	—	0.3	—	2.2	—	—	3.1

Total assets acquired	58.5	44.1	37.6	46.7	34.6	47.8	79.4	25.4	428.3	802.4

Current liabilities	5.6	10.7	6.0	1.2	6.0	12.9	26.7	0.5	51.2	120.8
Noncurrent liabilities	10.6	6.7	5.4	—	1.7	4.3	7.2	—	31.4	67.3

Total liabilities assumed	16.2	17.4	11.4	1.2	7.7	17.2	33.9	0.5	82.6	188.1

Total net assets acquired	$42.3	$26.7	$26.2	$45.5	$26.9	$30.6	$45.5	$24.9	$345.7	$614.3

These acquisitions allow us to expand into desirable geographic locations, further extend our presence in the retail and wholesale insurance brokerage services and risk management industries and increase the volume of general services currently provided. The excess of the purchase price over the estimated fair value of the tangible net assets acquired at the acquisition date was allocated to goodwill, trade names, expiration lists and non-compete agreements in the amounts of $308.1 million, $3.1 million, $334.3 million and $5.3 million, respectively, within the brokerage segment and allocated to goodwill and expiration lists in the amounts of $0.7 million and $1.2 million, respectively, within the risk management segment.

Provisional estimates of fair value are established at the time of the acquisition and are subsequently reviewed within the first year of operations to determine the necessity for adjustments. The fair value of the assets and liabilities for each applicable acquisition at the acquisition date approximated their carrying values. The fair value of expiration lists was established using the excess earnings method, which is an income approach based on estimated financial projections developed by management for each acquired entity using market participant assumptions. Revenue growth and attrition rates generally ranged from 2.0% to 5.0% and 5.0% to 10.0% for our 2012 acquisitions, respectively. We estimate the fair value as the present value of the benefits anticipated from ownership of the subject customer list in excess of returns required on the investment in contributory assets necessary to realize those benefits. The rate used to discount the net benefits was based on a risk-adjusted rate that takes into consideration market-based rates of return and reflects the risk of the asset relative to the acquired business. These discount rates generally ranged from 12.0% to 13.5% for our 2012 acquisitions. The fair value of non-compete agreements was established using the profit differential method, which is an income approach on estimated financial projections developed by management for the acquired company using market participant assumptions and various non-compete scenarios.

Of the $3.1 million of trade names, $335.5 million of expiration lists and $5.3 million of non-compete agreements related to the 2012 acquisitions, $3.1 million, $143.2 million and $2.6 million, respectively, is not expected to be deductible for income tax purposes. Accordingly, we recorded a deferred tax liability of $47.7 million, and a corresponding amount of goodwill, in 2012 related to the nondeductible amortizable intangible assets.

During 2012, we issued 425,000 shares of our common stock and paid $3.5 million in cash related to earnout obligations of five acquisitions made prior to 2009, and recorded additional goodwill of $0.1 million. During 2011, we issued 245,000 shares of our common stock, paid $8.2 million in cash and accrued $18.3 million in liabilities related to earnout obligations of 19 acquisitions made prior to 2009, and recorded additional goodwill of $30.0 million. During 2010, we issued 1.2 million shares of our common stock, paid $5.9 million in cash and accrued $4.0 million in liabilities related to earnout obligations of 25 acquisitions made prior to 2009, and recorded additional goodwill of $26.7 million.

Our consolidated financial statements for the year ended December 31, 2012 include the operations of the acquired entities from their respective acquisition dates. The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2011 (in millions, except per share data):

	Year Ended December 31,
	2012	2011
Total revenues	$2,650.1	$2,371.0
Earnings from continuing operations	205.2	159.3
Basic earnings from continuing operations per share	1.66	1.35
Diluted earnings from continuing operations per share	1.64	1.35

The unaudited pro forma results above have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had these acquisitions occurred at January 1, 2011, nor are they necessarily indicative of future operating results. Annualized revenues of entities acquired in 2012 totaled approximately $231.7 million. Total revenues and earnings from continuing operations recorded in our consolidated statement of earnings for 2012 related to the 2012 acquisitions in the aggregate were $109.2 million and $1.8 million, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets

4. Intangible Assets

The carrying amount of goodwill at June 30, 2013 and December 31, 2012 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At June 30, 2013
United States	$1,177.4	$19.2	$—	$1,196.6
Foreign, principally Australia, Canada and the U.K.	307.5	2.0	—	309.5

Total goodwill—net	$1,484.9	$21.2	$—	$1,506.1

At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill—net	$1,451.4	$21.3	$—	$1,472.7

The changes in the carrying amount of goodwill for the six-month period ended June 30, 2013 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7
Goodwill acquired during the period	49.2	—	—	49.2
Goodwill adjustments due to appraisals and other acquisition adjustments	3.3	—	—	3.3
Foreign currency translation adjustments during the period	(19.0)	(0.1)	—	(19.1)

Balance as of June 30, 2013	$1,484.9	$21.2	$—	$1,506.1

Major classes of amortizable intangible assets at June 30, 2013 and December 31, 2012 consist of the following (in millions):

	June 30, 2013	December 31, 2012
Expiration lists	$1,207.8	$1,175.0
Accumulated amortization - expiration lists	(444.8)	(390.8)

	763.0	784.2

Non-compete agreements	30.6	30.9
Accumulated amortization - non-compete agreements	(24.3)	(23.3)

	6.3	7.6

Trade names	21.3	23.0
Accumulated amortization - trade names	(5.9)	(5.2)

	15.4	17.8

Net amortizable assets	$784.7	$809.6

Estimated aggregate amortization expense for each of the next five years is as follows:

2013 (remaining six months)	$57.9
2014	113.5
2015	108.4
2016	103.1
2017	95.1

Total	$478.0

5.	Intangible Assets

The carrying amount of goodwill at December 31, 2012 and 2011 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill - net	$1,451.4	$21.3	$—	$1,472.7

At December 31, 2011
United States	$951.0	$18.5	$—	$969.5
Foreign, principally Australia, Canada and the U.K.	185.6	0.2	—	185.8

Total goodwill - net	$1,136.6	$18.7	$—	$1,155.3

The changes in the carrying amount of goodwill for 2012 and 2011 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of January 1, 2011	$866.6	$17.1	$—	$883.7
Goodwill acquired during the year	246.0	—	—	246.0
Goodwill related to earnouts recognized during the year	30.0	—	—	30.0
Goodwill adjustments related to appraisals and other acqusition adjustments	6.9	1.6	—	8.5
Goodwill written-off related to sales of operations	(4.3)	—	—	(4.3)
Foreign currency translation adjustments during the year	(8.6)	—	—	(8.6)

Balance as of December 31, 2011	1,136.6	18.7	—	1,155.3
Goodwill acquired during the year	308.1	0.7	—	308.8
Goodwill related to earnouts recognized during the year	0.1	—	—	0.1
Goodwill adjustments related to appraisals and other acqusition adjustments	(0.6)	(0.2)	—	(0.8)
Goodwill related to transfers of operations between segments	(2.0)	2.0	—	—
Foreign currency translation adjustments during the year	9.2	0.1	—	9.3

Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7

Major classes of amortizable intangible assets consist of the following (in millions):

	December 31,
	2012	2011
Expiration lists	$1,175.0	$837.5
Accumulated amortization – expiration lists	(390.8)	(296.7)

	784.2	540.8

Non-compete agreements	30.9	26.3
Accumulated amortization – non-compete agreements	(23.3)	(21.3)

	7.6	5.0

Trade names	23.0	19.0
Accumulated amortization – trade names	(5.2)	(3.3)

	17.8	15.7

Net amortizable assets	$809.6	$561.5

Estimated aggregate amortization expense for each of the next five years is as follows (in millions):

2013	$112.8
2014	110.1
2015	105.0
2016	99.6
2017	91.5

Total	$519.0

Credit and Other Debt Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit and Other Debt Agreements

5. Credit and Other Debt Agreements

Note Purchase Agreement - We are a party to an amended and restated note purchase agreement dated December 19, 2007, with certain accredited institutional investors, pursuant to which we issued and sold $100.0 million in aggregate principal amount of our 6.26% Senior Notes, Series A, due August 3, 2014 and $300.0 million in aggregate principal amount of our 6.44% Senior Notes, Series B, due August 3, 2017, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated November 30, 2009, with certain accredited institutional investors, pursuant to which we issued and sold $150.0 million in aggregate principal amount of our 5.85% Senior Notes, Series C, due in three equal installments on November 30, 2016, November 30, 2018 and November 30, 2019, in a private placement. These notes require semi-annual payments of interest that are due in May and November of each year.

We are a party to a note purchase agreement dated February 10, 2011, with certain accredited institutional investors, pursuant to which we issued and sold $75.0 million in aggregate principal amount of our 5.18% Senior Notes, Series D, due February 10, 2021 and $50.0 million in aggregate principal amount of our 5.49% Senior Notes, Series E, due February 10, 2023, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated July 10, 2012, with certain accredited institutional investors, pursuant to which we issued and sold $50.0 million in aggregate principal amount of our 3.99% Senior Notes, Series F, due July 10, 2020, in a private placement. These notes require semi-annual payments of interest that are due in January and July of each year.

We are a party to a note purchase agreement dated June 14, 2013, with certain accredited institutional investors, pursuant to which we issued and sold $200.0 million in aggregate principal amount of our 3.69% Senior Notes, Series G, due June 14, 2022, in a private placement. These notes require semi-annual payments of interest that are due in June and December of each year.

Under the terms of the note purchase agreements, we may redeem the notes at any time, in whole or in part, at 100% of the principal amount of such notes being redeemed, together with accrued and unpaid interest and a “make-whole amount.” The “make-whole amount” is derived from a net present value computation of the remaining scheduled payments of principal and interest using a discount rate based on U.S. Treasury yields plus 0.5% and is designed to compensate the purchasers of the notes for their investment risk in the event prevailing interest rates at the time of prepayment are less favorable than the interest rates under the notes. We do not currently intend to prepay any of the notes.

The note purchase agreements contain customary provisions for transactions of this type, including representations and warranties regarding us and our subsidiaries and various financial covenants, including covenants that require us to maintain specified financial ratios. We were in compliance with these covenants as of June 30, 2013. The note purchase agreements also provide customary events of default, generally with corresponding grace periods, including, without limitation, payment defaults with respect to the notes, covenant defaults, cross-defaults to other agreements evidencing our or our subsidiaries’ indebtedness, certain judgments against us or our subsidiaries and events of bankruptcy involving us or our material subsidiaries.

The notes issued under the note purchase agreements are senior unsecured obligations of ours and rank equal in right of payment with our Credit Agreement discussed below.

Credit Agreement - On July 15, 2010, we entered into an unsecured multicurrency credit agreement (which we refer to as the Credit Agreement), which expires on July 14, 2014, with a group of twelve financial institutions.

The Credit Agreement provides for a revolving credit commitment of up to $500.0 million, of which up to $75.0 million may be used for issuances of standby or commercial letters of credit and up to $50.0 million may be used for the making of swing loans, as defined in the Credit Agreement. We may from time to time request, subject to certain conditions, an increase in the revolving credit commitment up to a maximum aggregate revolving credit commitment of $600.0 million.

The Credit Agreement provides that we may elect that each borrowing in U.S. dollars be either base rate loans or Eurocurrency loans, as defined in the Credit Agreement. All loans denominated in currencies other than U.S. dollars will be Eurocurrency loans. Interest rates on base rate loans and outstanding drawings on letters of credit in U.S. dollars under the Credit Agreement are based on the base rate, as defined in the Credit Agreement. Interest rates on Eurocurrency loans or outstanding drawings on letters of credit in currencies other than U.S. dollars are based on an adjusted London Interbank Offered Rate (which we refer to as LIBOR), as defined in the Credit Agreement, plus a margin of 1.45%, 1.65%, 1.85% or 2.00%, depending on the financial leverage ratio we maintain. Interest rates on swing loans are based, at our election, on either the base rate, as defined in the Credit Agreement, or such alternate rate as may be quoted by the lead lender. The annual facility fee related to the Credit Agreement is .30%, .35%, .40% or .50% of the used and unused portions of the revolving credit commitment, depending on the financial leverage ratio we maintain.

The terms of our Credit Agreement include various financial covenants, including covenants that require us to maintain specified levels of net worth and financial leverage ratios. We were in compliance with these covenants as of June 30, 2013. The Credit Agreement also includes customary events of default, with corresponding grace periods, including, without limitation, payment defaults, cross-defaults to other agreements evidencing indebtedness and bankruptcy-related defaults.

At June 30, 2013, $15.9 million of letters of credit (for which we had $8.8 million of liabilities recorded at June 30, 2013) were outstanding under the Credit Agreement. There were no borrowings outstanding under the Credit Agreement at June 30, 2013. Accordingly, as of June 30, 2013, $484.1 million remained available for potential borrowings under the Credit Agreement, of which $59.1 million may be in the form of additional letters of credit.

See Note 12 to these unaudited consolidated financial statements for additional discussion on our contractual obligations and commitments as of June 30, 2013.

The following is a summary of our corporate debt (in millions):

	June 30, 2013	December 31, 2012
Note Purchase Agreements:
Semi-annual payments of interest, fixed rate of 6.26%, balloon due 2014	$100.0	$100.0
Semi-annual payments of interest, fixed rate of 6.44%, balloon due 2017	300.0	300.0
Semi-annual payments of interest, fixed rate of 5.85%, $50 million due in 2016, 2018 and 2019	150.0	150.0
Semi-annual payments of interest, fixed rate of 5.18%, balloon due 2021	75.0	75.0
Semi-annual payments of interest, fixed rate of 5.49%, balloon due 2023	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.99%, balloon due 2020	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.69%, balloon due 2022	200.0	—

Total Note Purchase Agreements	925.0	725.0
Credit Agreement:
Periodic payments of interest and principal, prime or LIBOR plus up to 2.00%, expires July 14, 2014	—	129.0

	$925.0	$854.0

The fair value of the $925.0 million in debt under the note purchase agreements at June 30, 2013 was $987.3 million due to the long-tem duration and fixed interest rates associated with these debt obligations. No active or observable market exists for our private placement long-term debt. Therefore, the estimated fair value of this debt is based on discounted future cash flows, which is a Level 3 fair value measurement, using current interest rates available for debt with similar terms and remaining maturities. To estimate an all-in interest rate for discounting, we obtain market quotes for notes with the same terms as ours, which we have deemed to be the closest approximation of current market rates. We have not adjusted this rate for risk profile changes, covenant issues or credit ratings changes.

6.	Credit and Other Debt Agreements

Note Purchase Agreement – We are a party to an amended and restated note purchase agreement dated December 19, 2007, with certain accredited institutional investors, pursuant to which we issued and sold $100.0 million in aggregate principal amount of our 6.26% Senior Notes, Series A, due August 3, 2014 and $300.0 million in aggregate principal amount of our 6.44% Senior Notes, Series B, due August 3, 2017, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated November 30, 2009, with certain accredited institutional investors, pursuant to which we issued and sold $150.0 million in aggregate principal amount of our 5.85% Senior Notes, Series C, due in three equal installments on November 30, 2016, November 30, 2018 and November 30, 2019, in a private placement. These notes require semi-annual payments of interest that are due in May and November of each year.

We are a party to a note purchase agreement dated February 10, 2011, with certain accredited institutional investors, pursuant to which we issued and sold $75.0 million in aggregate principal amount of our 5.18% Senior Notes, Series D, due February 10, 2021 and $50.0 million in aggregate principal amount of our 5.49% Senior Notes, Series E, due February 10, 2023, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated July 10, 2012, with certain accredited institutional investors, pursuant to which we issued and sold $50.0 million in aggregate principal amount of our 3.99% Senior Notes, Series F, due July 10, 2020, in a private placement. These notes require semi-annual payments of interest that are due in January and July of each year.

Under the terms of the note purchase agreements, we may redeem the notes at any time, in whole or in part, at 100% of the principal amount of such notes being redeemed, together with accrued and unpaid interest and a “make-whole amount”. The “make-whole amount” is derived from a net present value computation of the remaining scheduled payments of principal and interest using a discount rate based on the U.S. Treasury yield plus 0.5% and is designed to compensate the purchasers of the notes for their investment risk in the event prevailing interest rates at the time of prepayment are less favorable than the interest rates under the notes. We do not currently intend to prepay the notes.

The note purchase agreements contain customary provisions for transactions of this type, including representations and warranties regarding us and our subsidiaries and various financial covenants, including covenants that require us to maintain specified financial ratios. We were in compliance with these covenants as of December 31, 2012. The note purchase agreements also provide customary events of default, generally with corresponding grace periods, including, without limitation, payment defaults with respect to the notes, covenant defaults, cross-defaults to other agreements evidencing our or our subsidiaries’ indebtedness, certain judgments against us or our subsidiaries and events of bankruptcy involving us or our material subsidiaries.

The notes issued under the note purchase agreement are senior unsecured obligations of ours and rank equal in right of payment with our Credit Agreement discussed below.

Credit Agreement – On July 15, 2010, we entered into an unsecured multicurrency credit agreement (which we refer to as the Credit Agreement), which expires on July 14, 2014, with a group of twelve financial institutions.

The Credit Agreement provides for a revolving credit commitment of up to $500.0 million, of which up to $75.0 million may be used for issuances of standby or commercial letters of credit and up to $50.0 million may be used for the making of swing loans, as defined in the Credit Agreement. We may from time to time request, subject to certain conditions, an increase in the revolving credit commitment up to a maximum aggregate revolving credit commitment of $600.0 million.

The Credit Agreement provides that we may elect that each borrowing in U.S. dollars be either base rate loans or Eurocurrency loans, as defined in the Credit Agreement. All loans denominated in currencies other than U.S. dollars will be Eurocurrency loans. Interest rates on base rate loans and outstanding drawings on letters of credit in U.S. dollars under the Credit Agreement are based on the base rate, as defined in the Credit Agreement. Interest rates on Eurocurrency loans or outstanding drawings on letters of credit in currencies other than U.S. dollars are based on an adjusted London Interbank Offered Rate, as defined in the Credit Agreement, plus a margin of 1.45%, 1.65%, 1.85% or 2.00%, depending on the financial leverage ratio we maintain. Interest rates on swing loans are based, at our election, on either the base rate, as defined in the Credit Agreement, or such alternate rate as may be quoted by the lead lender. The annual facility fee related to the Credit Agreement is either .30%, .35%, .40% or .50% of the used and unused portions of the revolving credit commitment, depending on the financial leverage ratio we maintain.

The terms of the Credit Agreement include various financial covenants, including covenants that require us to maintain specified levels of net worth and financial leverage ratios. We were in compliance with these covenants as of December 31, 2012. The Credit Agreement also includes customary events of default, with corresponding grace periods, including, without limitation, payment defaults, cross-defaults to other agreements evidencing indebtedness and bankruptcy-related defaults.

At December 31, 2012, $15.9 million of letters of credit (for which we had $8.5 million of liabilities recorded at December 31, 2012) were outstanding under the Credit Agreement. See Note 13 to our consolidated financial statements for a discussion of the letters of credit. There were $129.0 million of borrowings outstanding under the Credit Agreement at December 31, 2012. Accordingly, at December 31, 2012, $355.1 million remained available for potential borrowings, of which $59.1 million may be in the form of additional letters of credit.

The following is a summary of our corporate debt (in millions):

	December 31,
	2012	2011
Note Purchase Agreements:
Semi-annual payments of interest, fixed rate of 6.26%, balloon due 2014	$100.0	$100.0
Semi-annual payments of interest, fixed rate of 6.44%, balloon due 2017	300.0	300.0
Semi-annual payments of interest, fixed rate of 5.85%, $50.0 million due in 2016, 2018 and 2019	150.0	150.0
Semi-annual payments of interest, fixed rate of 5.18%, balloon due 2021	75.0	75.0
Semi-annual payments of interest, fixed rate of 5.49%, balloon due 2023	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.99%, balloon due 2020	50.0	—

Total Note Purchase Agreements	725.0	675.0
Credit Agreement:
Periodic payments of interest and principal, prime or LIBOR plus up to 2.00%, expires July 14, 2014	129.0	10.0

	$854.0	$685.0

The estimated fair value of the $725.0 million in debt under the note purchase agreements at December 31, 2012 was $816.7 million due to the long-term duration and fixed interest rates associated with these debt obligations. No active or observable market exists for our private long-term debt. Therefore, the estimated fair value of this debt is based on discounted future cash flows, which is a Level 3 fair value measurement, using current interest rates available for debt with similar terms and remaining maturities. To estimate an all-in interest rate for discounting, we obtained market quotes for notes with the same terms as ours, which we have deemed to be the closest approximation of current market rates. We have not adjusted this rate for risk profile changes, covenant issues or credit rating changes. The estimated fair value of the $129.0 million of borrowings outstanding under our Credit Agreement approximate their carrying value due to their short-term duration and variable interest rates.

Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share

6. Earnings Per Share

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Net earnings	$93.5	$71.7	$134.0	$99.8

Weighted average number of common shares outstanding	127.3	119.7	126.7	118.0
Dilutive effect of stock options using the treasury stock method	1.6	1.5	1.5	1.5

Weighted average number of common and common equivalent shares outstanding	128.9	121.2	128.2	119.5

Basic net earnings per share	$0.73	$0.60	$1.06	$0.85

Diluted net earnings per share	$0.73	$0.59	$1.04	$0.83

Options to purchase 1.7 million and 1.4 million shares of common stock were outstanding at June 30, 2013 and 2012, respectively, but were not included in the computation of the dilutive effect of stock options for the three-month periods then ended. Options to purchase 1.0 million and 0.9 million shares of common stock were outstanding at June 30, 2013 and 2012, respectively, but were not included in the computation of the dilutive effect of stock options for the six-month periods then ended. These stock options were excluded from the computation because the options’ exercise prices were greater than the average market price of our common shares during the respective period, and therefore would be anti-dilutive to earnings per share under the treasury stock method.

7.	Earnings per Share

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations	$195.0	$144.1	$163.3
Earnings from discontinued operations	—	—	10.8

Net earnings	$195.0	$144.1	$174.1

Weighted average number of common shares outstanding	121.0	111.7	104.8
Dilutive effect of stock options using the treasury stock method	1.5	0.8	0.3

Weighted average number of common and common equivalent shares outstanding	122.5	112.5	105.1

Basic net earnings per share:
Earnings from continuing operations	$1.61	$1.29	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.61	$1.29	$1.66

Diluted net earnings per share:
Earnings from continuing operations	$1.59	$1.28	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.59	$1.28	$1.66

Options to purchase 1.1 million, 3.8 million and 9.2 million shares of our common stock were outstanding at December 31, 2012, 2011 and 2010, respectively, but were not included in the computation of the dilutive effect of stock options for the year then ended. These stock options were excluded from the computation because the options’ exercise prices were greater than the average market price of our common shares during the respective period and, therefore, would be anti-dilutive to earnings per share under the treasury stock method.

Stock Option Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Option Plans

7. Stock Option Plans

Long-Term Incentive Plan

On May 10, 2011, our stockholders approved the Arthur J. Gallagher 2011 Long-Term Incentive Plan (which we refer to as the LTIP), which replaced our previous stockholder-approved Arthur J. Gallagher & Co. 2009 Long-Term Incentive Plan (which we refer to as the 2009 LTIP). The LTIP term began May 10, 2011 and terminates on the date of the annual meeting of stockholders that occurs during 2018, unless terminated earlier by our board of directors. All of our officers, employees and non-employee directors are eligible to receive awards under the LTIP. The compensation committee of our board of directors determines the participants under the LTIP. The LTIP provides for non-qualified and incentive stock options, stock appreciation rights, restricted stock, restricted stock units and performance units, any or all of which may be made contingent upon the achievement of performance criteria. A stock appreciation right entitles the holder to receive, upon exercise and subject to withholding taxes, cash or shares of our common stock (which may be restricted stock) with a value equal to the difference between the fair market value of our common stock on the exercise date and the base price of the stock appreciation right. Subject to the LTIP limits, the compensation committee has the discretionary authority to determine the size of an award.

Shares of our common stock available for issuance under the LTIP include authorized and unissued shares of common stock or authorized and issued shares of common stock reacquired and held as treasury shares or otherwise, or a combination thereof. The number of available shares will be reduced by the aggregate number of shares that become subject to outstanding awards granted under the LTIP. To the extent that shares subject to an outstanding award granted under either the LTIP or the 2009 LTIP are not issued or delivered by reason of the expiration, termination, cancellation or forfeiture of such award or by reason of the settlement of such award in cash, then such shares will again be available for grant under the LTIP. Shares that are subject to a stock appreciation right and were not issued upon the net settlement or net exercise of such stock appreciation right, shares that are used to pay the exercise price of an option, delivered to or withheld by us to pay withholding taxes, and shares that are purchased on the open market with the proceeds of an option exercise, may not again be made available for issuance.

The maximum number of shares available under the LTIP for restricted stock, restricted stock unit awards and performance unit awards settled with stock (i.e., all awards other than stock options and stock appreciation rights) is 0.5 million at June 30, 2013. To the extent necessary to be qualified performance-based compensation under Section 162(m) of the Internal Revenue Code (which we refer to as the IRC): (i) the maximum number of shares with respect to which options or stock appreciation rights or a combination thereof that may be granted during any fiscal year to any person is 200,000; (ii) the maximum number of shares with respect to which performance-based restricted stock or restricted stock units that may be granted during any fiscal year to any person is 100,000; and (iii) the maximum amount that may be payable with respect to performance units granted during any fiscal year to any person is $3.0 million.

The LTIP provides for the grant of stock options, which may be either tax-qualified incentive stock options or non-qualified options and stock appreciation rights. The compensation committee determines the period for the exercise of a non-qualified stock option, tax-qualified incentive stock option or stock appreciation right, provided that no option can be exercised later than seven years after its date of grant. The exercise price of a non-qualified stock option or tax-qualified incentive stock option and the base price of a stock appreciation right cannot be less than 100% of the fair market value of a share of our common stock on the date of grant, provided that the base price of a stock appreciation right granted in tandem with an option will be the exercise price of the related option.

Upon exercise, the option exercise price may be paid in cash, by the delivery of previously owned shares of our common stock, through a net-exercise arrangement, or through a broker-assisted cashless exercise arrangement. The compensation committee determines all of the terms relating to the exercise, cancellation or other disposition of an option or stock appreciation right upon a termination of employment, whether by reason of disability, retirement, death or any other reason. Stock option and stock appreciation right awards under the LTIP are non-transferable.

On March 13, 2013, the compensation committee granted 1,665,000 options to our officers and key employees that become exercisable at the rate of 34%, 33% and 33% on the anniversary date of the grant in 2016, 2017 and 2018, respectively. On March 16, 2012, the compensation committee granted 1,355,000 options to our officers and key employees that become exercisable at the rate of 34%, 33% and 33% on the anniversary date of the grant in 2015, 2016 and 2017, respectively. The 2013 and 2012 options expire seven years from the date of grant, or earlier in the event of certain terminations of employment. For certain of our executive officers age 55 or older, stock options awarded in 2013 are no longer subject to forfeiture upon such officers’ departure from the company after two years from the date of grant.

Other Information

All of our stock option plans provide for the immediate vesting of all outstanding stock option grants in the event of a change in control of our company, as defined in the applicable plan documents.

During the three-month periods ended June 30, 2013 and 2012, we recognized $2.3 million and $2.0 million, respectively, of compensation expense related to our stock option grants. During the six-month periods ended June 30, 2013 and 2012, we recognized $3.2 million and $3.0 million, respectively, of compensation expense related to our stock option grants.

For purposes of expense recognition, the estimated fair values of the stock option grants are amortized to expense over the options’ vesting period. We estimated the fair value of stock options at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2013	2012
Expected dividend yield	3.5%	4.0%
Expected risk-free interest rate	1.2%	1.2%
Volatility	29.6%	26.7%
Expected life (in years)	6.0	5.0

Option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. Because our employee and director stock options have characteristics significantly different from those of traded options, and because changes in the selective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of our employee and non-employee director stock options. The weighted average fair value per option for all options granted during the six-month periods ended June 30, 2013 and 2012, as determined on the grant date using the Black-Scholes option pricing model, was $7.51 and $5.44, respectively.

The following is a summary of our stock option activity and related information for 2013 (in millions, except exercise price and year data):

	Six-month period ended June 30, 2013
	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Beginning balance	9.0	$28.80
Granted	1.6	39.17
Exercised	(1.8)	26.97
Forfeited or canceled	—	—

Ending balance	8.8	$31.12	3.97	$111.3

Exercisable at end of period	4.3	$27.63	2.52	$68.7

Ending vested and expected to vest	8.7	$31.03	3.93	$110.4

Options with respect to 8.0 million shares (less any shares of restricted stock issued under the LTIP—see Note 9 to these unaudited consolidated financial statements) were available for grant under the LTIP at June 30, 2013.

The total intrinsic value of options exercised during the six-month periods ended June 30, 2013 and 2012 was $23.3 million and $15.0 million, respectively. As of June 30, 2013, we had approximately $25.3 million of total unrecognized compensation expense related to nonvested options. We expect to recognize that expense over a weighted average period of approximately four years.

Other information regarding stock options outstanding and exercisable at June 30, 2013 is summarized as follows (in millions, except exercise price and year data):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 10.58 - $ 27.10	1.8	3.51	$24.83	1.3	$24.76
27.11 - 28.65	1.8	2.49	27.56	1.4	27.61
28.86 - 30.95	2.0	2.53	30.04	1.4	29.77
31.24 - 35.95	1.5	5.12	35.38	0.2	32.96
39.17 - 39.17	1.7	6.70	39.17	—	—

$ 10.58 - $ 39.17	8.8	3.97	$31.12	4.3	$27.63

8.	Stock Option Plans

Long-Term Incentive Plan

On May 10, 2011, our stockholders approved the Arthur J. Gallagher 2011 Long-Term Incentive Plan (which we refer to as the LTIP), which replaced our previous stockholder-approved Arthur J. Gallagher & Co. 2009 Long-Term Incentive Plan (which we refer to as the 2009 LTIP). The LTIP term began May 10, 2011 and it terminates on the date of the annual meeting of stockholders that occurs during the year of the seventh anniversary of its effective date, unless terminated earlier by our board of directors. All of our officers, employees and non-employee directors are eligible to receive awards under the LTIP. The compensation committee of our board of directors determines the participants under the LTIP. The LTIP provides for non-qualified and incentive stock options, stock appreciation rights, restricted stock, restricted stock units and performance units, any or all of which may be made contingent upon the achievement of performance criteria. A stock appreciation right entitles the holder to receive, upon exercise and subject to withholding taxes, cash or shares of our common stock (which may be restricted stock) with a value equal to the difference between the fair market value of our common stock on the exercise date and the base price of the stock appreciation right. Subject to the LTIP limits, the compensation committee has the discretionary authority to determine the size of an award.

Shares of our common stock available for issuance under the LTIP include authorized and unissued shares of common stock or authorized and issued shares of common stock reacquired and held as treasury shares or otherwise, or a combination thereof. The number of available shares will be reduced by the aggregate number of shares that become subject to outstanding awards granted under the LTIP. To the extent that shares subject to an outstanding award granted under either the LTIP or the 2009 LTIP are not issued or delivered by reason of the expiration, termination, cancellation or forfeiture of such award or by reason of the settlement of such award in cash, then such shares will again be available for grant under the LTIP. Shares that are subject to a stock appreciation right and were not issued upon the net settlement or net exercise of such stock appreciation right, shares that are used to pay the exercise price of an option, delivered to or withheld by us to pay withholding taxes, and shares that are purchased on the open market with the proceeds of an option exercise, may not again be made available for issuance.

The maximum number of shares available under the LTIP for restricted stock, restricted stock unit awards and performance unit awards settled with stock (i.e., all awards other than stock options and stock appreciation rights) is 0.9 million as of December 31, 2012. To the extent necessary to be qualified performance-based compensation under Section 162(m) of the Internal Revenue Code (which we refer to as the IRC); (i) the maximum number of shares with respect to which options or stock appreciation rights or a combination thereof that may be granted during any fiscal year to any person is 200,000; (ii) the maximum number of shares with respect to which performance-based restricted stock or restricted stock units that may be granted during any fiscal year to any person is 100,000; and (iii) the maximum amount that may be payable with respect to performance units granted during any fiscal year to any person is $3.0 million.

The LTIP provides for the grant of stock options, which may be either tax-qualified incentive stock options or non-qualified options and stock appreciation rights. The compensation committee determines the period for the exercise of a non-qualified stock option, tax-qualified incentive stock option or stock appreciation right, provided that no option can be exercised later than seven years after its date of grant. The exercise price of a non-qualified stock option or tax-qualified incentive stock option and the base price of a stock appreciation right cannot be less than 100% of the fair market value of a share of our common stock on the date of grant, provided that the base price of a stock appreciation right granted in tandem with an option will be the exercise price of the related option.

Upon exercise, the option exercise price may be paid in cash, by the delivery of previously owned shares of our common stock, through a net-exercise arrangement, or through a broker-assisted cashless exercise arrangement. The compensation committee determines all of the terms relating to the exercise, cancellation or other disposition of an option or stock appreciation right upon a termination of employment, whether by reason of disability, retirement, death or any other reason. Stock option and stock appreciation right awards under the LTIP are non-transferable.

In addition to any discretionary stock options , each non-employee director is eligible under the LTIP to receive all or part of his or her annual retainer in the form of stock options, in lieu of cash. An option granted in lieu of a cash retainer will have an exercise price per share equal to the fair market value of a share of our common stock on the date the option is granted. The number of shares of common stock subject to each such option grant has a fair market value as of the date of the grant equal to a multiple of the forgone retainer. The board of directors determines the multiple from time to time based on the Black-Scholes model. We calculate the number of shares by multiplying the forgone cash retainer amount by the designated multiple, and then dividing that amount by the value of a share of common stock on the date of grant. Such options become exercisable in equal installments over the four quarters succeeding the date of grant and remain exercisable until the seventh anniversary of the date of grant.

On March 16, 2012, the compensation committee granted 1,355,000 options under the LTIP to our officers and key employees that become exercisable at the rate of 34%, 33% and 33% on the anniversary date of the grant in 2015, 2016 and 2017, respectively. On March 8, 2011, the compensation committee granted 851,000 options under the 2009 LTIP to our officers and key employees that become exercisable at the rate of 20% per year on the anniversary date of the grant. On March 2, 2010, the compensation committee granted options to purchase 858,000 shares of our common stock under the 2009 LTIP to our officers and key employees that become exercisable at the rate of 20% per year on the anniversary date of the grant. The 2012, 2011 and 2010 options expire seven years from the date of grant, or earlier in the event of termination of the employee.

Prior Stock Option Plans

Prior to 2009, we issued stock options under four stock option-based employee compensation plans. In May 2008, all of these plans expired. Under the expired plans, we granted both incentive and nonqualified stock options to our officers and key employees. Most options granted under the incentive plan prior to 2007 become exercisable at the rate of 10% per year beginning the calendar year after the date of grant. Most options granted under the nonqualified plan prior to 2007 become exercisable at the rate of 10% per year beginning the calendar year after the date of grant or provided for accelerated vesting to 100% in the event of death, disability or retirement (if the retirement eligible age requirement is met). Options granted prior to 2009 expire ten years from the date of grant, or earlier in the event of termination of the employee (if the retirement eligible age requirement is not met).

Other Information

All of our stock option plans provide for the immediate vesting of all outstanding stock option grants in the event of a change in control of our company, as defined in the applicable plan documents.

During 2012, 2011 and 2010, we recognized $7.2 million, $7.1 million and $7.9 million, respectively, of compensation expense related to our stock option grants.

For purposes of expense recognition in 2012, 2011 and 2010, the estimated fair values of the stock option grants are amortized to expense over the options’ vesting period. We estimated the fair value of stock options at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Expected dividend yield	4.0%	4.5%	5.0%
Expected risk-free interest rate	1.2%	2.7%	2.8%
Volatility	26.9%	26.8%	27.1%
Expected life (in years)	5.0	6.0	6.1

Option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. Because our employee and director stock options have characteristics significantly different from those of traded options, and because changes in the selective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of our employee and non-employee director stock options. The weighted average fair value per option for all options granted during 2012, 2011 and 2010, as determined on the grant date using the Black-Scholes option pricing model, was $5.49, $5.25 and $3.90, respectively.

The following is a summary of our stock option activity and related information for 2012, 2011 and 2010 (in millions, except exercise price and year data):

			Weighted
			Average
		Weighted	Remaining
	Shares	Average	Contractual	Aggregate
	Under	Exercise	Term	Intrinsic
	Option	Price	(in years)	Value
Year Ended December 31, 2012
Beginning balance	10.6	$27.20
Granted	1.4	35.71
Exercised	(2.8)	26.14
Forfeited or canceled	(0.2)	29.46

Ending balance	9.0	$28.80	3.41	$53.9

Exercisable at end of year	5.1	$27.50	2.52	$36.3

Ending vested and expected to vest	8.9	$28.76	3.39	$53.8

Year Ended December 31, 2011
Beginning balance	12.5	$26.71
Granted	0.9	30.95
Exercised	(2.6)	25.87
Forfeited or canceled	(0.2)	29.03

Ending balance	10.6	$27.20	3.42	$66.3

Exercisable at end of year	6.8	$27.10	2.83	$43.2

Ending vested and expected to vest	10.5	$27.20	3.41	$66.1

Year Ended December 31, 2010
Beginning balance	13.4	$26.26
Granted	0.9	24.24
Exercised	(1.5)	20.75
Forfeited or canceled	(0.3)	28.52

Ending balance	12.5	$26.71	3.68	$33.4

Exercisable at end of year	8.2	$26.92	3.09	$20.8

Ending vested and expected to vest	12.5	$26.71	3.67	$33.2

Options with respect to 10.0 million shares (less any shares of restricted stock issued under the LTIP—see Note 10 to our consolidated financial statements) were available for grant under the LTIP at December 31, 2012.

The total intrinsic value of options exercised during 2012, 2011 and 2010 amounted to $26.0 million, $10.8 million and $7.8 million, respectively. At December 31, 2012, we had approximately $17.1 million of total unrecognized compensation cost related to nonvested options. We expect to recognize that cost over a weighted average period of approximately four years.

Other information regarding stock options outstanding and exercisable at December 31, 2012 is summarized as follows (in millions, except exercise price and year data):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average
	Number	Term	Exercise	Number	Exercise
Range of Exercise Prices	Outstanding	(in years)	Price	Exercisable	Price
$10.58 - $ 24.90	2.1	2.84	$24.24	1.4	$24.27
24.99 - 27.25	2.2	2.95	27.00	1.5	27.02
27.35 - 29.42	2.0	2.32	29.12	1.6	29.11
29.45 - 35.71	2.7	5.01	33.51	0.6	31.57

$10.58 - $ 35.71	9.0	3.41	$28.80	5.1	$27.50

Deferred Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Compensation

8. Deferred Compensation

We have a Deferred Equity Participation Plan, which is a non-qualified plan that generally provides for distributions to certain of our key executives when they reach age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) or upon or after their actual retirement. Under the provisions of the plan, we typically contribute shares of our common stock or cash, in an amount approved by the compensation committee, to a rabbi trust on behalf of the executives participating in the plan. Alternatively, we may contribute cash to the rabbi trust and instruct the trustee to acquire a specified number of shares of our common stock on the open market or in privately negotiated transactions. Distributions under the plan may not normally be made until the participant reaches age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) and are subject to forfeiture in the event of voluntary termination of employment prior to then. All contributions to the plan deemed to be invested in shares of our common stock are distributed in the form of our common stock and all other distributions are paid in cash.

Our common stock that is issued to the rabbi trust as a contribution under the Plan is valued at historical cost, which equals its fair market value at the date of grant. When common stock is issued, we record an unearned deferred compensation obligation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet, which is amortized to compensation expense ratably over the vesting period of the participants. Future changes in the fair market value of our common stock owed to the participants do not have any impact on the amounts recorded in our consolidated financial statements. During both three-month periods ended June 30, 2013 and 2012, we charged $0.3 million to stock-based compensation expense related to this plan. During both six-month periods ended June 30, 2013 and 2012, we charged $0.6 million to stock-based compensation expense related to this plan.

In the first quarter of each of 2013 and 2012, the compensation committee approved $8.0 million and $7.3 million, respectively, of cash awards in the aggregate to certain key executives under the Deferred Equity Participation Plan that were contributed to the rabbi trust in second quarter 2013 and first quarter 2012, respectively. The fair value of the funded cash award assets December 31, 2012 was $41.6 million and has been included in other noncurrent assets in the accompanying consolidated balance sheet. During the three-month periods ended June 30, 2013 and 2012, we charged $1.5 million and $1.1 million, respectively, to compensation expense related to these cash awards. During the six-month periods ended June 30, 2013 and 2012, we charged $2.7 million and $2.0 million, respectively, to compensation expense related to these cash awards. In the second quarter of 2013, we instructed the trustee for the Plan to liquidate all investments held under the Plan, other than our common stock, and use the proceeds to purchase additional shares of our common stock on the open market. As a result, the Plan sold all of the funded cash award assets and purchased 1.2 million shares of our common stock at an aggregate cost of $52.4 million during the second quarter of 2013.

At June 30, 2013 and December 31, 2012, we recorded $29.6 million (related to 2.0 million shares) and $5.6 million (related to 0.8 million shares), respectively, of unearned deferred compensation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet. The total intrinsic value of our unvested common stock under the plan at June 30, 2013 and December 31, 2012 was $89.0 million and $21.1 million, respectively. During each of the six-month periods ended June 30, 2013 and 2012, cash and equity awards with an aggregate fair value of $0.7 million were vested and distributed to executives under this plan.

9.	Deferred Compensation

We have a Deferred Equity Participation Plan, which is a non-qualified plan that generally provides for distributions to certain of our key executives when they reach age 62 or upon or after their actual retirement. Under the provisions of the plan, we typically contribute shares of our common stock or cash, in an amount approved by the compensation committee, to a rabbi trust on behalf of the executives participating in the plan. Alternatively, we may contribute cash to the rabbi trust and instruct the trustee to acquire a specified number of shares of our common stock on the open market or in privately negotiated transactions. Distributions under the plan may not normally be made until the participant reaches age 62 and are subject to forfeiture in the event of voluntary termination of employment prior to age 62. All contributions to the plan deemed to be invested in shares of our common stock are distributed in the form of our common stock and all other distributions are paid in cash.

Our common stock that is issued to the rabbi trust as a contribution under the Plan is valued at historical cost, which equals its fair market value at the date of grant. When common stock is issued, we record an unearned deferred compensation obligation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet, which is amortized to compensation expense ratably over the vesting period of the participants. Future changes in the fair market value of our common stock owed to the participants do not have any impact on the amounts recorded in our consolidated financial statements. During 2012, 2011 and 2010, we charged $1.2 million, $1.3 million and $1.4 million, respectively, to stock-based compensation expense related to this plan. During 2012, 2011 and 2010, 19,000 shares, 17,000 shares and 40,000 shares of our common stock, respectively, were vested and distributed to employees under this plan, with an aggregate fair value of $0.7 million, $0.5 million and $1.0 million, respectively. At December 31, 2012, and 2011, we recorded $5.6 million (related to 610,000 shares) and $6.8 million (related to 629,000 shares), respectively, of unearned deferred compensation as an offset to capital in excess of par value in the accompanying consolidated balance sheet. The total intrinsic value of our unvested common stock under the plan at December 31, 2012 and 2011 was $21.1 million and $21.0 million, respectively.

In first quarter 2012, 2011 and 2010, the compensation committee approved $7.3 million, $6.5 million and $5.9 million, respectively, of cash awards in the aggregate to certain key executives under the Deferred Equity Participation Plan that were contributed to the rabbi trust in first quarter 2012 and 2011 and second quarter 2010, respectively. The fair value of the funded cash award assets at December 31, 2012 and 2011 was $41.6 million and $28.6 million, respectively, and has been included in other noncurrent assets in the accompanying consolidated balance sheet. During 2012, 2011 and 2010, we charged $4.2 million, $3.3 million and $2.7 million, respectively, to compensation expense related to these awards. During 2012, 2011 and 2010, cash and equity awards with an aggregate fair value of $0.7 million, $0.5 million and $1.1 million, respectively, were vested and distributed to employees under this plan.

Restricted Stock and Cash Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restricted Stock and Cash Awards

9. Restricted Stock and Cash Awards

Restricted Stock Awards

As discussed in Note 7 to these unaudited consolidated financial statements, on May 10, 2011, our stockholders approved the LTIP, which replaced our previous stockholder-approved 2009 LTIP. The LTIP provides for the grant of a stock award either as restricted stock or as restricted stock units. In either case, the compensation committee may determine that the award will be subject to the attainment of performance measures over an established performance period. Stock awards are non-transferable and subject to forfeiture if the holder does not remain continuously employed with us during the applicable restriction period or, in the case of a performance-based award, if applicable performance measures are not attained. The compensation committee will determine all of the terms relating to the satisfaction of performance measures and the termination of a restriction period, or the forfeiture and cancellation of a restricted stock award upon a termination of employment, whether by reason of disability, retirement, death or any other reason. The compensation committee may grant unrestricted shares of common stock or units representing the right to receive shares of common stock to employees who have attained age 62.

The agreements awarding restricted stock units will specify whether such award may be settled in shares of our common stock, cash or a combination of shares and cash and whether the holder will be entitled to receive dividend equivalents, on a current or deferred basis, with respect to such award. Prior to the settlement of a restricted stock unit, the holder of a restricted stock unit will have no rights as a stockholder of the company. The maximum number of shares available under the LTIP for restricted stock, restricted stock units and performance unit awards settled with stock (i.e., all awards other than stock options and stock appreciation rights) is 1.2 million. At June 30, 2013, 0.5 million shares were available for grant under the LTIP for such awards.

In the first quarter of each of 2013 and 2012, we granted 345,000 and 332,000 restricted stock units, respectively, to employees under the LTIP, with an aggregate fair value of $13.5 million and $11.9 million, respectively, at the date of grant. These 2013 and 2012 awards of restricted stock units vest as follows: 345,000 units granted in first quarter 2013 and 332,000 units granted in first quarter 2012, vest in full based on continued employment through March 13, 2017 and March 16, 2016, respectively. In the second quarter of each of 2013 and 2012, we granted 17,500 and 20,000 restricted stock units, respectively, to non-employee Board of Directors under the LTIP, with an aggregate fair value of $0.8 million and $0.7 million, respectively, at the date of grant. These grants vest in full one year from the date of grant. For certain of our executive officers age 55 or older, restricted stock units awarded in 2013 are no longer subject to forfeiture upon such officers’ departure from the company after two years from the date of grant.

We account for restricted stock awards at historical cost, which equals their fair market value at the date of grant. When restricted stock units are granted, no amounts are recorded in the accompanying consolidated financial statements. The grant date fair market value is amortized to compensation expense ratably over the vesting period of the participants with the offsetting amount recorded in capital in excess of par in the consolidated balance sheet. Future changes in the fair value of our common stock that is owed to the participants do not have any direct impact on the amounts recorded in our consolidated financial statements. During the three-month periods ended June 30, 2013 and 2012, we charged $3.2 million and $2.4 million, respectively, to compensation expense related to restricted stock unit awards granted in 2006 through 2013. During the six-month periods ended June 30, 2013 and 2012, we charged $5.1 million and $3.8 million, respectively, to compensation expense related to restricted stock unit awards granted in 2006 through 2013. The total intrinsic value of unvested restricted stock units at June 30, 2013 and 2012 was $46.7 million and $33.3 million, respectively. During the six-month periods ended June 30, 2013 and 2012, equity awards (including accrued dividends) with an aggregate fair value of $8.4 million and $7.2 million were vested and distributed to employees under this plan.

Cash Awards

On March 13, 2013, pursuant to our Performance Unit Program (which we refer to as the Program), the compensation committee approved provisional cash awards of $10.5 million in the aggregate for future grant to our officers and key employees that are denominated in units (269,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. The Program consists of a one-year performance period based on our financial performance and a two-year vesting period. At the discretion of the compensation committee and determined based on our performance, the eligible officer or key employee will be granted a percentage of the provisional cash award units that equates to the EBITAC growth achieved (as defined in the Program). At the end of the performance period, eligible participants will be granted a number of units based on achievement of the performance goal and subject to approval by the compensation committee. Granted units for the 2013 provisional award will fully vest based on continuous employment through January 1, 2016. For certain of our executive officers age 55 or older, awards granted under the Program in 2013 are no longer subject to forfeiture upon such officers’ departure from the company after two years from the date of grant. The ultimate award value will be equal to the trailing twelve-month stock price on December 31, 2015, multiplied by the number of units subject to the award, but limited to between 0.5 and 1.5 times the original value of the units determined as of the grant date. The fair value of the awarded units will be paid out in cash as soon as practicable in 2016. If an eligible employee leaves us prior to the vesting date, the entire award will be forfeited. We did not recognize any compensation expense during the six-month period ended June 30, 2013 related to the 2013 provisional award under the Program.

On March 16, 2012, pursuant to the Program, the compensation committee approved provisional cash awards of $13.1 million in the aggregate for future grant to our officers and key employees that are denominated in units (368,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2012 provisional award were similar to the terms for the 2013 provisional award. Based on our performance for 2012, we granted 365,000 units under the Program in first quarter 2013 that will fully vest on January 1, 2015. During the three-month period ended June 30, 2013, we charged $1.7 million to compensation expense related to these awards. During the six-month period ended June 30, 2013, we charged $3.4 million to compensation expense related to the 2012 awards.

On March 8, 2011, pursuant to the Program, the compensation committee approved provisional cash awards of $14.4 million in the aggregate for future grant to our officers and key employees that are denominated in units (464,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2011 provisional award were similar to the terms for the 2013 provisional award. Based on our performance for 2011, we granted 432,000 units under the Program in first quarter 2012 that will fully vest on January 1, 2014. During the three-month periods ended June 30, 2013 and 2012, we charged $2.3 million and $1.9 million, respectively, to compensation expense related to these awards. During the six-month periods ended June 30, 2013 and 2012, we charged $4.3 million and $3.8 million, respectively, to compensation expense related to the 2011 awards.

On March 2, 2010, pursuant to the Program, the compensation committee approved provisional cash awards of $17.0 million in the aggregate for future grant to our officers and key employees that are denominated in units (706,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2010 provisional award were similar to the terms for the 2013 provisional award. However, based on company performance for 2010, we did not grant any units in 2011 related to the 2010 provisional award under the Program. We did not recognize any compensation expense during 2013 or 2012 related to the 2010 provisional award.

During the six-month period ended June 30, 2012, cash awards related to the 2009 provisional award with an aggregate fair value of $26.5 million (1.1 million units in the aggregate) were vested and distributed to employees under the Program.

10.	Restricted Stock and Cash Awards

Restricted Stock Awards

As discussed in Note 8 to our consolidated financial statements, on May 10, 2011, our stockholders approved the LTIP, which replaced our previous stockholder-approved 2009 LTIP. The LTIP provides for the grant of a stock award either as restricted stock or as restricted stock units. In either case, the compensation committee may determine that the award will be subject to the attainment of performance measures over an established performance period. Stock awards are non-transferable and subject to forfeiture if the holder does not remain continuously employed with us during the applicable restriction period or, in the case of a performance-based award, if applicable performance measures are not attained. The compensation committee will determine all of the terms relating to the satisfaction of performance measures and the termination of a restriction period, or the forfeiture and cancellation of a restricted stock award upon a termination of employment, whether by reason of disability, retirement, death or any other reason. The compensation committee may grant unrestricted shares of common stock or units representing the right to receive shares of common stock to employees who have attained age 62.

The agreements awarding restricted stock units will specify whether such awards may be settled in shares of our common stock, cash or a combination of shares and cash and whether the holder will be entitled to receive dividend equivalents, on a current or deferred basis, with respect to such award. Prior to the settlement of a restricted stock unit, the holder of a restricted stock unit will have no rights as a stockholder of the company. The maximum number of shares available under the LTIP for restricted stock, restricted stock units and performance unit awards settled with stock (i.e., all awards other than stock options and stock appreciation rights) is 1.2 million. At December 31, 2012, 0.9 million shares were available for grant under the LTIP for such awards.

Prior to May 12, 2009, we had a restricted stock plan for our directors, officers and certain other employees, which was superseded by the 2009 LTIP. Under the provisions of that plan, we were authorized to issue 4.0 million restricted shares or related stock units of our common stock. The compensation committee was responsible for the administration of the plan. Each award granted under the plan represented a right of the holder of the award to receive shares of our common stock, cash or a combination of shares and cash, subject to the holder’s continued employment with us for a period of time after the date the award is granted. The compensation committee determined each recipient of an award under the plan, the number of shares of common stock subject to such award and the period of continued employment required for the vesting of such award.

In 2012, 2011 and 2010, we granted 352,000, 224,000 and 216,000 units, respectively, of our common stock to employees under the LTIP, 2009 LTIP or restricted stock plan, as applicable, with an aggregate fair value of $12.6 million, $6.9 million and $5.2 million, respectively, at the date of grant.

The 2012, 2011 and 2010 restricted stock awards (consisting of restricted stock or restricted stock units) vest as follows: 332,000 shares granted in first quarter 2012, 200,000 shares granted in first quarter 2011 and 185,000 shares granted in first quarter 2010, vest in full based on continued employment through March 16, 2016, March 8, 2015 and March 3, 2014, respectively, while the other 2012, 2011 and 2010 restricted stock awards generally vest annually on a pro rata basis.

The vesting periods of the 2012, 2011 and 2010 restricted stock awards are as follows (in actual shares):

	Shares Granted
Vesting Period	2012	2011	2010
One year	20,000	20,000	12,000
Two years	—	—	17,000
Four years	332,000	200,000	187,000
Five years	—	4,000	—
Ten years	—	—	—

Total shares granted	352,000	224,000	216,000

We account for restricted stock at historical cost, which equals its fair market value at the date of grant. When restricted shares are issued, we record an unearned restricted stock obligation as a reduction of capital in excess of par value in the accompanying consolidated balance sheet, which is amortized to compensation expense ratably over the vesting period of the participants. Future changes in the fair value of our common stock that is owed to the participants do not have any impact on the amounts recorded in our consolidated financial statements. During 2012, 2011 and 2010, we charged $7.1 million, $5.5 million and $5.2 million, respectively, to compensation expense related to restricted stock awards granted in 2006 through 2012. At December 31, 2011, we recorded $1.3 million (related to 87,000 shares) of unearned restricted stock outstanding as an offset to capital in excess of par value in the accompanying consolidated balance sheet. The total intrinsic value of unvested restricted stock at December 31, 2012 and 2011 was $32.5 million and $26.9 million, respectively.

Cash Awards

On March 16, 2012, pursuant to our Performance Unit Program (which we refer to as the Program), the compensation committee approved provisional cash awards of $13.1 million in the aggregate for future grants to our officers and key employees that are denominated in units (368,000 units in the aggregate), each of which was equivalent to the value of one share of our common stock on the date the provisional award was approved. The Program consists of a one-year performance period based on our financial performance and a two-year vesting period. At the discretion of the compensation committee and determined based on our performance, the officer or key employee will be granted a percentage of the provisional cash award units that equates to the EBITAC growth achieved (as defined in the Program). At the end of the performance period, eligible employees will be granted a number of units based on achievement of the performance goal and subject to approval by the compensation committee. Granted units for the 2012 provisional award will fully vest based on continuous employment through January 1, 2015. The ultimate award value will be equal to the trailing twelve-month stock price on December 31, 2014, multiplied by the number of units subject to the award, but limited to between 0.5 and 1.5 times the original value of the units determined as of the grant date. The fair value of the awarded units will be paid out in cash as soon as practicable in 2015. If an eligible employee leaves us prior to the vesting date, the entire award will be forfeited. We did not recognize any compensation expense during 2012 related to the 2012 provisional award under the Program. Based on company performance for 2012, we expect to grant 368,000 units under the Program in first quarter 2013 that will fully vest on January 1, 2015.

On March 8, 2011, pursuant to the Program, the compensation committee approved the provisional cash awards of $14.4 million in the aggregate for future grants to our officers and key employees that are denominated in units (464,000 units in the aggregate), each of which is equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2011 provisional award were similar to the terms discussed above for the 2012 provisional award. Based on our performance for 2011, we granted 432,000 units under the Program in the first quarter 2012 that will fully vest on January 1, 2014. During 2012, we charged $7.5 million to compensation expense related to these awards.

On March 2, 2010, pursuant to the Program, the compensation committee approved provisional cash awards of $17.0 million in the aggregate for future grants to our officers and key employees that are denominated in units (706,000 units in the aggregate), each of which is equivalent to the value of one share of our common stock on the date the provisional award was approved. Terms of the 2010 provisional award were similar to the terms discussed above for the 2012 provisional award. However, based on company performance for 2010, we did not grant any units in 2011 related to the 2010 provisional award under the Program. We did not recognize any compensation expense during 2012, 2011 or 2010 related to this provisional award.

During 2012, cash awards related to the 2009 provisional award with an aggregate fair value of $26.5 million (1.1 million units in the aggregate) were vested and distributed to employees under the Program. No cash awards were vested or distributed during 2011 related to the 2008 provisional award because, based on our performance for 2008, we did not grant any units in 2009 related to the 2008 provisional award under the Program. During 2010, cash awards related to the 2007 provisional award with an aggregate fair value of $4.6 million (215,000 units in the aggregate) were vested and distributed to employees under the Program.

Retirement Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Retirement Plans

10. Retirement Plans

We have a noncontributory defined benefit pension plan that, prior to July 1, 2005, covered substantially all of our domestic employees who had attained a specified age and one year of employment. Benefits under the plan were based on years of service and salary history. In 2005, we amended our defined benefit pension plan to freeze the accrual of future benefits for all U.S. employees, effective on July 1, 2005. In the table below, the service cost component represents plan administration costs that are incurred directly by the plan.

The components of the net periodic pension benefit cost for the plan consists of the following (in millions):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Service cost	$0.1	$0.1	$0.2	$0.2
Interest cost on benefit obligation	3.0	3.0	5.9	6.0
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)
Amortization of net actuarial loss	1.9	1.7	3.9	3.6

Net periodic benefit cost	$0.7	$1.0	$1.4	$2.2

We are not required under the IRC to make any minimum contributions to the plan for the 2013 plan year. We were not required under the IRC to make any minimum contributions for the 2012 plan year. This level of required funding is based on the plan being frozen and the aggregate amount of our historical funding. During the six-month periods ended June 30, 2013 and 2012, we made discretionary contributions of $4.2 million and $3.6 million to the plan.

11.	Retirement Plans

We have a noncontributory defined benefit pension plan that, prior to July 1, 2005, covered substantially all of our domestic employees who had attained a specified age and one year of employment. Benefits under the plan were based on years of service and salary history. In 2005, we amended our defined benefit pension plan to freeze the accrual of future benefits for all U.S. employees, effective on July 1, 2005. Since the plan is frozen, there is no difference between the projected benefit obligation and accumulated benefit obligation at December 31, 2012 and 2011. In the table below, the service cost component represents plan administration costs that are incurred directly by the plan.

A reconciliation of the beginning and ending balances of the pension benefit obligation and fair value of plan assets and the funded status of the plan is as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in pension benefit obligation:
Benefit obligation at beginning of year	$267.1	$220.0
Service cost	0.4	0.4
Interest cost	11.8	11.9
Net actuarial loss	20.9	41.7
Benefits paid	(8.2)	(6.9)

Benefit obligation at end of year	$292.0	$267.1

Change in plan assets:
Fair value of plan assets at beginning of year	$202.9	$199.7
Actual return on plan assets	25.5	2.9
Contributions by Gallagher	7.2	7.2
Benefits paid	(8.2)	(6.9)

Fair value of plan assets at end of year	$227.4	$202.9

Funded status of the plan (underfunded)	$(64.6)	$(64.2)

Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liabilities - accrued benefit liability	$(64.6)	$(64.2)
Accumulated other comprehensive loss - net actuarial loss	90.9	87.5

Net amount included in retained earnings	$26.3	$23.3

The components of the net periodic pension benefit cost for the plan and other changes in plan assets and obligations recognized in other comprehensive earnings consist of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Net periodic pension cost (earnings):
Service cost	$0.4	$0.4	$0.4
Interest cost on benefit obligation	11.8	11.9	11.7
Expected return on plan assets	(15.2)	(14.9)	(13.4)
Amortization of net loss	7.2	1.6	1.6

Net periodic benefit cost (earnings)	4.2	(1.0)	0.3

Other changes in plan assets and obligations recognized in other comprehensive earnings:
Net loss incurred	10.6	53.8	0.6
Amortization of net loss	(7.2)	(1.6)	(1.6)

Total recognized in other comprehensive (earnings) loss	3.4	52.2	(1.0)

Total recognized in net periodic pension cost (earnings) and other comprehensive (earnings) loss	$7.6	$51.2	$(0.7)

Estimated amortization for the following year:
Amortization of net loss	$7.7	$2.3	$1.6

The following weighted average assumptions were used at December 31 in determining the plan’s pension benefit obligation:

	December 31,
	2012	2011
Discount rate	4.00%	4.50%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%

The following weighted average assumptions were used at January 1 in determining the plan’s net periodic pension benefit cost:

	Year Ended December 31,
	2012	2011	2010
Discount rate	4.50%	5.50%	5.75%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%	7.50%

The following benefit payments are expected to be paid by the plan (in millions):

2013	$8.8
2014	9.7
2015	10.5
2016	11.4
2017	12.2
Years 2018 to 2022	72.9

The following is a summary of the plan’s weighted average asset allocations at December 31 by asset category:

	December 31,
Asset Category	2012	2011
Equity securities	66.0%	64.0%
Debt securities	27.0%	29.0%
Real estate	7.0%	7.0%

Total	100.0%	100.0%

Plan assets are invested in various pooled separate accounts under annuity contracts managed by two life insurance carriers. The plan’s investment policy provides that investments will be allocated in a manner designed to provide a long-term investment return greater than the actuarial assumptions, maximize investment return commensurate with risk and to comply with the Employee Income Retirement Security Act of 1974, as amended (which we refer to as ERISA), by investing the funds in a manner consistent with ERISA’s fiduciary standards. The weighted average expected long-term rate of return on plan assets assumption was determined based on a review of the asset allocation strategy of the plan using expected ten-year return assumptions for all of the asset classes in which the plan was invested at December 31, 2012 and 2011. The ten-year return assumptions used in the valuation were based on data provided by the plan’s external investment advisors.

The following is a summary of the plan’s assets carried at fair value as of December 31 by level within the fair value hierarchy (in millions):

	December 31,
Fair Value Hierarchy	2012	2011
Level 1	$—	$—
Level 2	136.3	123.3
Level 3	91.1	79.6

Total fair value	$227.4	$202.9

The plan’s Level 2 assets consist of ownership interests in various pooled separate accounts within a life insurance carrier’s group annuity contract. The fair value of the pooled separate accounts is determined based on the net asset value of the respective funds, which is obtained from the carrier and determined each business day with issuances and redemptions of units of the funds made based on the net asset value per unit as determined on the valuation date. We have not adjusted the net asset values provided by the carrier. There are no restrictions as to the plan’s ability to redeem its investment at the net asset value of the respective funds as of the reporting date. The plan’s Level 3 assets consist of pooled separate accounts within another life insurance carrier’s annuity contracts for which fair value has been determined by an independent valuation. Due to the nature of these annuity contracts, our management makes assumptions to determine how a market participant would price these Level 3 assets. In determining fair value, the future cash flows to be generated by the annuity contracts were estimated using the underlying benefit provisions specified in each contract, market participant assumptions and various actuarial and financial models. These cash flows were then discounted to present value using a risk-adjusted rate that takes into consideration market based rates of return and probability-weighted present values.

The following is a reconciliation of the beginning and ending balances for the Level 3 assets of the plan measured at fair value (in millions):

	Year Ended December 31,
	2012	2011
Fair value at January 1	$79.6	$80.6
Settlements	—	(0.8)
Unrealized gains (losses)	11.5	(0.2)

Fair value at December 31	$91.1	$79.6

We were not required under the IRC to make any minimum contributions to the plan for the 2012 plan year. We were required under the Internal Revenue Code (which we refer to as IRC) to make minimum contributions of $0.3 million to the plan for each of the 2010 and 2011 plan years. This level of required funding is based on the plan being frozen and the aggregate amount of our historical funding. During 2012, 2011 and 2010, we made discretionary contributions of $7.2 million, $7.2 million and $6.5 million, respectively, to the plan.

We also have a qualified contributory savings and thrift (401(k)) plan covering the majority of our domestic employees. For eligible employees who have met the plan’s age and service requirements to receive matching contributions, we match 100% of pre-tax and Roth elective deferrals up to a maximum of 5.0% of eligible compensation, subject to Federal limits on plan contributions and not in excess of the maximum amount deductible for Federal income tax purposes. Our matching contributions are at the discretion of our board of directors. We contributed $33.0 million, $30.5 million and $28.7 million to the plan in 2012, 2011 and 2010, respectively.

We also have a nonqualified deferred compensation plan, the Supplemental Savings and Thrift Plan, for certain employees who, due to Internal Revenue Service (which we refer to as the IRS) rules, cannot take full advantage of our matching contributions under the 401(k) plan. The plan permits these employees to annually elect to defer a portion of their compensation until their retirement or a future date. Our matching contributions to this plan (up to a maximum of the lesser of a participant’s elective deferral of base salary, annual bonus and commissions or 5.0% of eligible compensation, less matching amounts contributed under the 401(k) plan) are also at the discretion of our board of directors. We contributed $2.5 million, $2.1 million and $2.0 million to a rabbi trust maintained under the plan in 2012, 2011 and 2010, respectively. The fair value of the assets in the plan’s rabbi trust at December 31, 2012 and 2011, including employee contributions and investment earnings, was $116.7 million and $95.5 million, respectively, and has been included in other noncurrent assets and the corresponding liability has been included in other noncurrent liabilities in the accompanying consolidated balance sheet.

We also have several foreign benefit plans, the largest of which is a defined contribution plan that provides for us to make contributions of 5.0% of eligible compensation. In addition, the plan allows for voluntary contributions by U.K. employees, which we match 100%, up to a maximum of an additional 5.0% of eligible compensation. Net expense for foreign retirement plans amounted to $16.0 million, $12.3 million and $7.8 million in 2012, 2011 and 2010, respectively.

In 1992, we amended our health benefits plan to eliminate retiree coverage, except for retirees and those employees who had already attained a specified age and length of service at the time of the amendment. The retiree health plan is contributory, with contributions adjusted annually, and is funded on a pay-as-you-go basis. The postretirement benefit obligation and the unfunded status of the plan as of December 31, 2012 and 2011 were $3.1 million and $3.2 million, respectively. The net periodic postretirement benefit (income) cost of the plan amounted to ($0.1) million, $0.1 million and $0.1 million in 2012, 2011 and 2010, respectively.

Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments

11. Investments

The following is a summary of our investments and the related funding commitments (in millions):

	June 30, 2013		December 31,
		Funding	2012
	Assets	Commitments	Assets
Chem-Mod LLC	$4.0	$—	$4.0
Chem-Mod International LLC	2.0	—	2.0
C-Quest Technology LLC	—	—	—
Clean-coal investments
Non-controlling interest in four limited liability companies that own nine 2009 Era Clean Coal Plants	8.5	2.0	2.8
Controlling interest in two limited liability companies that own five 2009 Era Clean Coal Plants	5.5	2.0	6.3
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	12.5	—	13.2
Controlling interest in four limited liability companies that own four 2011 Era Clean Coal Plants	25.8	5.2	9.2
Controlling interest in a limited liability company that owns six 2011 Era Clean Coal Plants	3.7	4.6	5.1
Notes receivable and interest from co-investor related to the sales of three 2009 Era Plants	—	—	8.5
Other investments	3.5	5.9	3.0

Total investments	$65.5	$19.7	$54.1

Chem-Mod LLC - At June 30, 2013, we held a 46.54% controlling interest in Chem-Mod LLC. Chem-Mod LLC possesses the exclusive marketing rights in the U.S. and Canada, for technologies used to reduce emissions created during the combustion of coal. The refined coal production plants discussed below, as well as those owned by other unrelated parties, license and use Chem-Mod’s proprietary technologies, The Chem-Mod™ Solution, in the production of refined coal. The Chem-Mod™ Solution uses a dual injection sorbent system to reduce mercury, sulfur dioxide and other emissions at coal-fired power plants.

We believe that the application of The Chem-Mod™ Solution qualifies for refined coal tax credits under IRC Section 45 when used with refined coal production plants placed in service by December 31, 2011 or 2009. Chem-Mod has been marketing its technologies principally to coal-fired power plants owned by utility companies, including those utilities that are operating with the IRC Section 45 refined coal production plants in which we hold an investment.

Chem-Mod is determined to be a variable interest entity (which we refer to as a VIE). We are the controlling manager of Chem-Mod and therefore consolidate its operations into our consolidated financial statements. At June 30, 2013, total assets and total liabilities of this VIE included in our consolidated balance sheet were $6.8 million and $2.5 million, respectively. For the six-month period ended June 30, 2013, total revenues and expenses were $18.8 million and $10.5 million (including non-controlling interest of $9.6 million), respectively. We are under no obligation to fund Chem-Mod’s operations in the future.

Chem-Mod International LLC - At June 30, 2013, we held a 31.52% non- controlling interest in Chem-Mod International LLC. Chem-Mod International LLC has the rights to market The Chem-Mod™ Solution in countries other than the U.S. and Canada. Such marketing activity has been limited to date.

C-Quest Technology LLC - At June 30, 2013, we held a non-controlling 8% interest in C-Quest’s global operation. C-Quest possesses rights, information and technology for the reduction of carbon dioxide emissions created by burning fossil fuels. Thus far, C-Quest’s operations have been limited to laboratory testing. C-Quest is determined to be a VIE, but due to our lack of control over the operation of C-Quest, we do not consolidate this investment into our consolidated financial statements. We also have options to acquire an additional 19% interest in C-Quest’s global operations for $9.5 million at any time on or prior to August 1, 2013.

Clean Coal Investments -

•

We have investments in limited liability companies that own 29 refined coal production plants which produce refined coal using propriety technologies owned by Chem-Mod. We believe the production and sale of refined coal at these plants is qualified to receive refined coal tax credits under IRC Section 45. The fourteen plants which were placed in service prior to December 31, 2009 (which we refer to as the 2009 Era Plants) can receive tax credits through 2019 and the fifteen plants which were placed in service prior to December 31, 2011 (which we refer to as the 2011 Era Plants) can receive tax credits through 2021.

•

On March 1, 2013, we purchased an additional ownership interest in twelve of the 2009 Era Plants from one of the co-investors. For nine of the plants, our ownership went from 24.5% to 49.5%. Our investment in these plants had been accounted for under the equity method of accounting and will continue to be accounted for under the equity method. For three of the plants, our ownership went from 25.0% to 60.0%. Our investment in these plants had been accounted for under the equity method of accounting. As of March 1, 2013, we consolidated the operations of the limited liability company that owns these three plants. Total revenues and expenses recorded in our unaudited consolidated statement of earnings for the six-month period ended June 30, 2013 related to acquisition were $25.4 million and $27.0 million, respectively.

•

Our purchase price for the additional ownership interests in these twelve plants was the assumption of the promissory note that we received as consideration for the co-investor’s purchase of ownership interests in three of the 2009 Era Plants on March 1, 2010, which had a carrying value, including accrued interest, of $8.0 million at March 1, 2013, plus the payment of cash and other consideration of $5.0 million. We recognized a gain of $9.6 million, which included the increase in fair value of our prior 25% equity interest in the limited liability company upon the acquisition of the additional 35% equity interest, and recorded $26.3 million of fixed and other amortizable intangible assets and $5.0 million of other assets in connection with this transaction. The carrying value of our prior non-controlling interest in the limited liability company was $4.8 million as of the acquisition date. The fair value of our prior non-controlling interest in the limited liability company was determined by allocating, on a pro rata basis, the fair value of the limited liability company as adjusted for our lack of control in our prior ownership position. We determined the fair value of the limited liability company based on provisional estimates of fair value using similar valuation techniques to those discussed in Note 3 to these unaudited consolidated financial statements.

•	As of June 30, 2013:

•	Twenty-three of the plants have long-term production contracts.

•	The remaining six plants are in various stages of seeking and negotiating long-term production contracts, permitting and construction of permanent deployment facilities.

•

We have a non-controlling, minority interest in fourteen plants. We also have agreements in principle with co-investors for the sale of majority ownership interests in six additional plants. We may sell ownership interests in some or all of the remaining plants to co-investors.

•

Twelve of the 2009 Era Plants and nine of the 2011 Era Plants are owned by limited liability companies, which we have determined to be VIEs, for which we are not the primary beneficiary. At June 30, 2013, total assets and total liabilities of these VIEs were $89.6 million and $45.9 million, respectively. For the six-month period ended June 30, 2013, total revenues and expenses of these VIEs were $152.6 million and $174.8 million, respectively.

•

In all limited liability companies where we are a non-controlling, minority investor, the membership agreements for the operations of each of these entities contain provisions that preclude an individual member from being able to make major decisions that would denote control. As of the date we became a non-controlling, minority investor, we deconsolidated these entities and subsequently accounted for the investments using equity method accounting.

•

For all plants that are not under long-term production contracts, we estimate that we will invest, on average, an additional $5.0 million per plant to connect and house each of them. For those plants that will have majority ownership co-investors, the average additional investment will be $2.5 million. We plan to sell majority ownership interests in such plants to co-investors and relinquish control of the plants, thereby becoming a non-controlling, minority investor.

•

We are currently committed to fund an additional $13.8 million under engineering and construction contracts related to moving, connecting and housing the refined coal plants that we plan to redeploy during the remainder of 2013. Subsequent to 2013, we estimate that we will invest an additional $30.0 million to $35.0 million to redeploy the remainder of the refined coal plants before co-investor contributions. Each investor funds its portion of the on-going operations of the limited liability companies in proportion to its investment ownership percentage. Other than our portion of the on-going operational funding, there are no additional amounts that we are committed to related to fund these investments.

•

We are aware that some of the coal-fired power plants that purchase the refined coal are considering changing to burning natural gas or shutting down completely for economic reasons. We and our partners are prepared to move the refined coal productions plants to other, generally higher volume, coal-fired power plants. If these potential situations were to occur, we estimate those plants will not operate for 12 to18 months during their movement and redeployment.

•

Until March 1, 2013, we had a promissory note from a co-investor that was received as part of the consideration for the March 1, 2010 sale of ownership interests in three of the 2009 Era Plants. This note was assumed by us as part of our purchase of additional ownership interests in twelve of the 2009 Era Plants as described above.

Other Investments - At June 30, 2013, we owned a non-controlling, minority interest in five venture capital funds totaling $3.0 million, a 20% non-controlling interest in an investment management company totaling $0.5 million, twelve certified low-income housing developments with zero carrying value and two real estate entities with zero carrying value. The low-income housing developments and real estate entities have been determined to be VIEs, but are not required to be consolidated due to our lack of control over their respective operations. At June 30, 2013, total assets and total debt of these VIEs were approximately $60.0 million and $20.0 million, respectively.

12.	Investments

The following is a summary of our investments and the related funding commitments (in millions):

	December 31, 2012		December 31,
	Assets	Funding Commitments	2011 Assets
Chem-Mod LLC	$4.0	$—	$—
Chem-Mod International LLC	2.0		—
C-Quest Technology LLC	—	—	—
Clean coal investments:
Non-controlling interest in five limited liability companiesthat own twelve 2009 Era Clean Coal Plants	7.8	0.4	8.9
Controlling interest in a limited liability company that owns two 2009 Era Clean Coal Plants	1.3	—	1.5
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	13.2	—	—
Controlling interest in a limited liability company that owns ten 2011 Era Clean Coal Plants	14.3	3.9	33.4
Notes receivable and interest from co-investorrelated to the sales of three 2009 Era Plants	8.5	—	8.0
Other investments	3.0	2.9	2.0

Total investments	$54.1	$7.2	$53.8

Chem-Mod LLC - We had a 42% controlling interest in Chem-Mod LLC through October 31, 2012. On November 1, 2012, we purchased an additional 4.54% ownership interest from a previous owner, for a total controlling interest of 46.54% at December 31, 2012. Chem-Mod LLC possesses the exclusive marketing rights in the United States and Canada, for technologies used to reduce emissions created during the combustion of coal. The refined coal production plants discussed below, as well as those owned by other unrelated parties, license and use Chem-Mod’s proprietary technologies, The Chem-Mod™ Solution, in the production of refined coal. The Chem-Mod™ Solution uses a dual injection sorbent system to reduce mercury, sulfur dioxide and other emissions at coal-fired power plants.

We believe that the application of The Chem-Mod™ Solution qualifies for refined coal tax credits under IRC Section 45 when used with refined coal production plants placed in service by December 31, 2011. Chem-Mod has been marketing its technologies principally to coal-fired power plants owned by utility companies, including those utilities that are operating with the IRC Section 45 refined coal production plants in which we hold an investment.

Chem-Mod is determined to be a variable interest entity (which we refer to as a VIE). We are the controlling manager of Chem-Mod and therefore consolidate its operations into our consolidated financial statements. At December 31, 2012, total assets and total liabilities of this VIE included in our consolidated balance sheet were $13.0 million and $1.5 million, respectively. For 2012, total revenues and expenses were $27.6 million and $16.5 million (including non-controlling interest of $14.8 million), respectively. We are under no obligation to fund Chem-Mod’s operations in the future.

Chem-Mod International LLC - On December 31, 2012, we purchased an additional 11.52% ownership interest in Chem-Mod International LLC directly from another shareholder, which increased our total non-controlling interest to 31.52%. Chem-Mod International LLC has the rights to market The Chem-Mod™ Solution in countries other than the United States and Canada. Such marketing activity has been limited to date.

C-Quest Technology LLC - At December 31, 2012, we held a non-controlling 8% interest in C-Quest’s global operation. C-Quest possesses rights, information and technology for the reduction of carbon dioxide emissions created by burning fossil fuels. Thus far, C-Quest’s operations have been limited to laboratory testing. C-Quest has been determined to be a VIE, but due to our lack of control over the operation of C-Quest, we do not consolidate this investment into our consolidated financial statements. We also have options to acquire an additional 19% interest in C-Quest’s global operations for $9.5 million at any time on or prior to August 1, 2013.

Clean Coal Investments -

•

We have investments in limited liability companies that own 29 refined coal production plants which produce refined coal using proprietary technologies owned by Chem-Mod. We believe the production and sale of refined coal at these plants is qualified to receive refined coal tax credits under IRC Section 45. The fourteen plants which were placed in service prior to December 31, 2009 (which we refer to as the 2009 Era Plants) can receive tax credits through 2019 and the fifteen plants which were placed in service prior to December 31, 2011 (which we refer to as the 2011 Era Plants) can receive tax credits through 2021. We have sold co-investor majority ownership interests in seventeen plants. We also have agreements in principle with co-investors for the sale of majority ownership interests in five additional plants. We may sell ownership interests in some or all of the remaining plants to co-investors.

•

Twelve of the 2009 Era Plants and five of the 2011 Era Plants are owned by limited liability companies, which we have determined to be VIEs. We sold majority ownership interests in these limited liability companies and became a non-controlling, minority investor, effective March 1, 2010 for the 2009 Era Plants and effective January 1, 2012 for the 2011 Era Plants. The membership agreements for the operations of each of these entities contain provisions that preclude an individual member from being able to make major decisions that would denote control. As a result of these sale transactions, we deconsolidated these entities, and because we do not control the operations of these entities, we account for the investments using equity method accounting. At December 31, 2012, total assets and total liabilities of these VIEs were $99.0 million and $42.0 million, respectively. For 2012, total revenues and expenses were $650.0 million and $720.0 million, respectively. Each investor funds its portion of the operations of the limited liability companies in proportion to its investment ownership percentage. There are no additional debts that we are committed to fund related to these investments.

•

For all plants that are not under long-term production contracts, we estimate that we will invest, on average, an additional $5.0 million per plant to connect and house each of them. For those plants that will have majority ownership co-investors, the average additional investment will be $2.5 million. We plan to sell majority ownership interests in such plants to co-investors and relinquish control of the plants thereby becoming a non-controlling, minority investor. We are currently committed to fund an additional $4.3 million under engineering and construction contracts related to connecting and housing several plants. The investment table indicates funding commitments as of December 31, 2012. As of January 31, 2013 we have committed to fund an additional $0.5 million for construction contracts. With the refined coal plants that we plan to redeploy during the remainder of 2013, we estimate that we will invest another $30.0 million to $35.0 million before co-investor contributions. Subsequent to 2013, we estimate that we will invest an additional $25.0 million to $30.0 million to redeploy the remainder of the refined coal plants before co-investor contributions.

•

As of December 31, 2012, we have a promissory note from a co-investor as part of the consideration for the March 1, 2010 sale of ownership interests in three of the 2009 Era Plants. The note bears interest at 4.7% per annum and is due in installments through February 15, 2020. As of December 31, 2012, the carrying value of the note, including interest, was $8.5 million.

Other Investments - At December 31, 2012, we owned a non-controlling, minority interest in four venture capital funds totaling $3.0 million, a 20% non-controlling interest in an investment management company totaling $0.5 million, twelve certified low-income housing developments with zero carrying value and two real estate entities with zero carrying value. The low-income housing developments and real estate entities have been determined to be VIEs, but are not required to be consolidated due to our lack of control over their respective operations. At December 31, 2012, total assets and total debt of these VIEs were approximately $60.0 million and $20.0 million, respectively.

Commitments, Contingencies and Off-Balance Sheet Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments, Contingencies and Off-Balance Sheet Arrangements

12. Commitments, Contingencies and Off-Balance Sheet Arrangements

In connection with our investing and operating activities, we have entered into certain contractual obligations and commitments. See Notes 5 and 11 to these unaudited consolidated financial statements for additional discussion of these obligations and commitments. Our future minimum cash payments, including interest, associated with our contractual obligations pursuant to the note purchase agreements and Credit Agreement, operating leases and purchase commitments at June 30, 2013 were as follows (in millions):

	Payments Due by Period
Contractual Obligations	2013	2014	2015	2016	2017	Thereafter	Total
Note purchase agreements	$—	$100.0	$—	$50.0	$300.0	$475.0	$925.0
Credit Agreement	—	—	—	—	—	—	—
Interest on debt	25.2	50.4	44.1	44.1	41.2	76.6	281.6

Total debt obligations	25.2	150.4	44.1	94.1	341.2	551.6	1,206.6
Operating lease obligations	34.6	60.7	52.7	43.0	36.3	97.8	325.1
Less sublease arrangements	(2.1)	(1.6)	(0.7)	(0.1)	—	—	(4.5)
Outstanding purchase obligations	7.7	10.6	7.0	1.3	0.3	—	26.9

Total contractual obligations	$65.4	$220.1	$103.1	$138.3	$377.8	$649.4	$1,554.1

The amounts presented in the table above may not necessarily reflect our actual future cash funding requirements, because the actual timing of the future payments made may vary from the stated contractual obligation.

Note Purchase Agreements and Credit Agreement - See Note 5 to these unaudited consolidated financial statements for a discussion of the terms of the note purchase agreements and the Credit Agreement.

Operating Lease Obligations - Our corporate segment’s executive offices and certain subsidiary and branch facilities of our brokerage and risk management segments are located at Two Pierce Place, Itasca, Illinois, where we lease approximately 306,000 square feet of space, or approximately 60% of the building. The lease commitment on this property expires February 28, 2018.

We generally operate in leased premises at our other locations. Certain of these leases have options permitting renewals for additional periods. In addition to minimum fixed rentals, a number of leases contain annual escalation clauses which are generally related to increases in an inflation index.

We have leased certain office space to several non-affiliated tenants under operating sublease arrangements. In the normal course of business, we expect that the leases will not be renewed or replaced. We adjust charges for real estate taxes and common area maintenance annually based on actual expenses, and we recognize the related revenues in the year in which the expenses are incurred. These amounts are not included in the minimum future rentals to be received in the contractual obligations table above.

Outstanding Purchase Obligations - As a service company, we typically do not have a material amount of outstanding purchase obligations at any point in time. The amount disclosed in the contractual obligations table above represents the aggregate amount of unrecorded purchase obligations that we had outstanding at June 30, 2013. These obligations represent agreements to purchase goods or services that were executed in the normal course of business.

Off-Balance Sheet Commitments - Our total unrecorded commitments associated with outstanding letters of credit, financial guarantees and funding commitments as of June 30, 2013 were as follows (in millions):

							Total Amounts Committed
	Amount of Commitment Expiration by Period
Off-Balance Sheet Commitments	2013	2014	2015	2016	2017	Thereafter
Letters of credit	$—	$—	$—	$—	$—	$15.9	$15.9
Financial guarantees	—	—	—	—	—	9.3	9.3
Funding commitments	16.8	—	—	—	—	2.9	19.7

Total commitments	$16.8	$—	$—	$—	$—	$28.1	$44.9

Since commitments may expire unused, the amounts presented in the table above do not necessarily reflect our actual future cash funding requirements. See Note 11 to these unaudited consolidated financial statements for a discussion of our funding commitments related to our corporate segment and the Off-Balance Sheet Debt section below for a discussion of our letters of credit. All of the letters of credit represent multiple year commitments that have annual, automatic renewing provisions and are classified by the latest commitment date.

Since January 1, 2002, we have acquired 257 companies, all of which were accounted for using the acquisition method for recording business combinations. Substantially all of the purchase agreements related to these acquisitions contain provisions for potential earnout obligations. For all of our acquisitions made in the period from 2009 to 2013 that contain potential earnout obligations, such obligations are measured at fair value as of the acquisition date and are included on that basis in the recorded purchase price consideration for the respective acquisition. The amounts recorded as earnout payables are primarily based upon estimated future operating results of the acquired entities over a two- to three-year period subsequent to the acquisition date. The aggregate amount of the maximum earnout obligations related to these acquisitions was $379.1 million, of which $126.5 million was recorded in our consolidated balance sheet as of June 30, 2013 based on the estimated fair value of the expected future payments to be made.

Off-Balance Sheet Debt - Our unconsolidated investment portfolio includes investments in enterprises where our ownership interest is between 1% and 50%, in which management has determined that our level of influence and economic interest is not sufficient to require consolidation. As a result, these investments are accounted for using the equity method. None of these unconsolidated investments had any outstanding debt at June 30, 2013 or December 31, 2012 that was recourse to us.

At June 30, 2013, we had posted two letters of credit totaling $10.2 million, in the aggregate, related to our self-insurance deductibles, for which we had a recorded liability of $8.8 million. We have an equity investment in a rent-a-captive facility, which we use as a placement facility for certain of our insurance brokerage operations. At June 30, 2013, we had posted $5.7 million of letters of credit to allow the rent-a-captive facility to meet minimum statutory surplus requirements and for additional collateral related to premium and claim funds held in a fiduciary capacity. These letters of credit have never been drawn upon.

Litigation - We are the defendant in various legal actions related to employment matters and otherwise incidental to the nature of our business. We believe we have meritorious defenses and intend to defend ourselves vigorously in all unresolved legal actions. In addition, we are the plaintiff in certain legal actions with and relating to former employees regarding alleged breaches of non-compete or other restrictive covenants, theft of trade secrets, breaches of fiduciary duties and related causes of action. Neither the outcomes of these legal actions nor their effect upon our business, financial condition or results of operations can be determined at this time.

Contingent Liabilities—We purchase insurance to provide protection from errors and omissions (which we refer to as E&O) claims that may arise during the ordinary course of business. We currently retain the first $5.0 million of each and every E&O claim. Our E&O insurance provides aggregate coverage for E&O losses up to $175.0 million in excess of our retained amounts. We have historically maintained self-insurance reserves for the portion of our E&O exposure that is not insured. We periodically determine a range of possible reserve levels using actuarial techniques that rely heavily on projecting historical claim data into the future. Our E&O reserve in the June 30, 2013 consolidated balance sheet is above the lower end of the most recently determined actuarial range by $1.6 million and below the upper end of the actuarial range by $4.9 million. We can make no assurances that the historical claim data used to project the current reserve levels will be indicative of future claim activity. Thus, the E&O reserve level and corresponding actuarial range could change in the future as more information becomes known, which could materially impact the amounts reported and disclosed herein.

Tax-advantaged Investments No Longer Held - Between 1996 and 2007, we developed and then sold portions of our ownership in various energy related investments, many of which qualified for tax credits under IRC Section 29. In connection with the sales to other investors, we provided various indemnities. At June 30, 2013, the maximum potential amount of future payments that we could be required to make under these indemnification totaled approximately $160.0 million, net of the applicable income tax benefit. In addition, we recorded tax benefits in connection with our ownership in these investments. At June 30, 2013, we had exposure on $130.0 million of previously earned tax credits. In 2004, 2007 and 2009, the IRS examined several of these investments and all examinations were closed without any changes being proposed by the IRS. However, any future adverse tax audits, administrative rulings or judicial decisions could disallow previously claimed tax credits or cause us to be subject to liability under our indemnification obligations. Because of the contingent nature of these exposures, no liabilities have been recorded in our June 30, 2013 consolidated balance sheet related to these indemnification obligations.

13.	Commitments, Contingencies and Off-Balance Sheet Arrangements

In connection with our investing and operating activities, we have entered into certain contractual obligations and commitments. See Notes 6 and 12 to our consolidated financial statements for additional discussion of these obligations and commitments. Our future minimum cash payments, including interest, associated with our contractual obligations pursuant to the note purchase agreements and Credit Agreement, operating leases and purchase commitments at December 31, 2012 were as follows (in millions):

	Payments Due by Period
Contractual Obligations	2013	2014	2015	2016	2017	Thereafter	Total
Note Purchase Agreements	$—	$100.0	$—	$50.0	$300.0	$275.0	$725.0
Credit Agreement	129.0	—	—	—	—	—	129.0
Interest expense in debt	43.1	43.0	36.7	36.7	33.8	43.3	236.6

Total debt obligations	172.1	143.0	36.7	86.7	333.8	318.3	1,090.6
Operating lease obligations	69.1	51.5	43.3	32.4	23.4	31.4	251.1
Less sublease arrangements	(2.0)	(1.6)	(0.6)	—	—	—	(4.2)
Outstanding purchase obligations	17.6	12.0	7.0	1.3	0.3	—	38.2

Total contractual obligations	$256.8	$204.9	$86.4	$120.4	$357.5	$349.7	$1,375.7

The amounts presented in the table above may not necessarily reflect our actual future cash funding requirements, because the actual timing of the future payments made may vary from the stated contractual obligation.

Note Purchase Agreements and Credit Agreement - See Note 6 to our consolidated financial statements for a discussion of the terms of the note purchase agreements and the Credit Agreement.

Operating Lease Obligations - Our corporate segment’s executive offices and certain subsidiary and branch facilities of our brokerage and risk management segments are located at Two Pierce Place, Itasca, Illinois, where we lease approximately 306,000 square feet of space, or approximately 60% of the building. The lease commitment on this property expires February 28, 2018.

We generally operate in leased premises at our other locations. Certain of these leases have options permitting renewals for additional periods. In addition to minimum fixed rentals, a number of leases contain annual escalation clauses which are generally related to increases in an inflation index.

Total rent expense, including rent relating to cancelable leases and leases with initial terms of less than one year, amounted to $91.0 million in each of 2012 and 2011 and $81.5 million in 2010.

We have leased certain office space to several non-affiliated tenants under operating sublease arrangements. In the normal course of business, we expect that the leases will not be renewed or replaced. We adjust charges for real estate taxes and common area maintenance annually based on actual expenses, and we recognize the related revenues in the year in which the expenses are incurred. These amounts are not included in the minimum future rentals to be received in the contractual obligations table above.

Outstanding Purchase Obligations - As a service company, we typically do not have a material amount of outstanding purchase obligations at any point in time. The amount disclosed in the contractual obligations table above represents the aggregate amount of unrecorded purchase obligations that we had outstanding at December 31, 2012. These obligations represent agreements to purchase goods or services that were executed in the normal course of business.

Off-Balance Sheet Commitments - Our total unrecorded commitments associated with outstanding letters of credit, financial guarantees and funding commitments at December 31, 2012 were as follows (in millions):

							Total
	Amount of Commitment Expiration by Period						Amounts
Off-Balance Sheet Commitments	2013	2014	2015	2016	2017	Thereafter	Committed
Letters of credit	$—	$—	$—	$—	$—	$15.9	$15.9
Financial guarantees	—	—	—	—	—	9.3	9.3
Funding commitments	4.3	—	—	—	—	2.9	7.2

Total commitments	$4.3	$—	$—	$—	$—	$28.1	$32.4

Since commitments may expire unused, the amounts presented in the table above do not necessarily reflect our actual future cash funding requirements. See Note 12 to our consolidated financial statements for a discussion of our funding commitments related to our corporate segment and the Off-Balance Sheet Debt section below for a discussion of other letters of credit. All of the letters of credit represent multiple year commitments that have annual, automatic renewing provisions and are classified by the latest commitment date.

Since January 1, 2002, we have acquired 248 companies, all of which were accounted for using the acquisition method for recording business combinations. Substantially all of the purchase agreements related to these acquisitions contain provisions for potential earnout obligations. For all of our 2009 to 2012 acquisitions that contain potential earnout obligations, such obligations are measured at fair value as of the acquisition date and are included on that basis in the recorded purchase price consideration for the respective acquisition. The amounts recorded as earnout payables are primarily based upon estimated future potential operating results of the acquired entities over a two- to three-year period subsequent to the acquisition date. The aggregate amount of the maximum earnout obligations related to these acquisitions was $384.8 million, of which $139.8 million was recorded in our consolidated balance sheet as of December 31, 2012 based on the estimated fair value of the expected future payments to be made.

Off-Balance Sheet Debt - Our unconsolidated investment portfolio includes investments in enterprises where our ownership interest is between 1% and 50%, in which management has determined that our level of influence and economic interest is not sufficient to require consolidation. As a result, these investments are accounted for using the equity method. None of these unconsolidated investments had any outstanding debt at December 31, 2012 or 2011 that was recourse to us.

At December 31, 2012, we had posted two letters of credit totaling $10.2 million in the aggregate, related to our self-insurance deductibles, for which we had a recorded liability of $8.5 million. We have an equity investment in a rent-a-captive facility, which we use as a placement facility for certain of our insurance brokerage operations. At December 31, 2012, we had posted $5.7 million of letters of credit to allow the rent-a-captive facility to meet minimum statutory surplus requirements and for additional collateral related to premium and claim funds held in a fiduciary capacity. These letters of credit have never been drawn upon.

Our commitments associated with outstanding letters of credit, financial guarantees and funding commitments at December 31, 2012 were as follows (all dollar amounts in table are in millions):

Description, Purpose and Trigger	Collateral	Compensation to Us	Maximum Exposure	Liability Recorded
IRC Section 45 project capital commitments
Funding commitments to construct refined coal plants into permanent operations Trigger - Construction contract terms	None	None	$4.3	$—
Venture capital fund
Funding commitment to two funds - $1.5 million and $1.4 million expire in 2019 and 2023, respectively Trigger - Agreed conditions met	None	None	2.9	—
Other
Credit support under letters of credit for deductibles due by us on our own insurance coverages - expires after 2017	None	None	10.2	8.5
Trigger - We do not reimburse the insurance companies for deductibles the insurance companies advance on behalf of us
Financial guarantee of a mortgage loan to a U.K.-based employee - expires when mortgage balance is reduced to $6.4 million Trigger - Default on mortgage payments	(1)	None	9.3	—
Credit enhancement under letters of credit for our Bermuda captive insurance operation to meet minimum statutory capital requirements - expires after 2017	None	Reimbursement of LOC fees	3.7	—
Trigger - Dissolution or catastrophic financial results of the operation
Credit support under letters of credit for clients’ claim funds held by our Bermuda captive insurance operation in a fiduciary capacity - expires after 2017 Trigger - Investments fall below prescribed levels	None	Reimbursement of LOC fees	2.0	—

			$32.4	$8.5

(1)	The guarantee has no collateral. The mortgage loan has a lien on real property with an appraised value of approximately $11.0 million.

Since commitments may expire unused, the amounts presented in the table above do not necessarily reflect our actual future cash funding requirements.

Litigation - We are the defendant in various legal actions related to employment matters and otherwise incident to the nature of our business. We believe we have meritorious defenses and intend to defend ourselves vigorously in all unresolved legal actions. In addition, we are the plaintiff in certain legal actions with and relating to former employees regarding alleged breaches of non-compete or other restrictive covenants, theft of trade secrets, breaches of fiduciary duties and related causes of action. Neither the outcomes of these legal actions nor their effect upon our business, financial condition or results of operations can be determined at this time.

Contingent Liabilities - We purchase insurance to provide protection from errors and omissions (which we refer to as E&O) claims that may arise during the ordinary course of business. We currently retain the first $5.0 million of each and every E&O claim. Our E&O insurance provides aggregate coverage for E&O losses up to $175.0 million in excess of our retained amounts. We have historically maintained self-insurance reserves for the portion of our E&O exposure that is not insured. We periodically determine a range of possible reserve levels using actuarial techniques that rely heavily on projecting historical claim data into the future. Our E&O reserve in the December 31, 2012 consolidated balance sheet is above the lower end of the most recently determined actuarial range by $1.7 million and below the upper end of the actuarial range by $4.7 million. We can make no assurances that the historical claim data used to project the current reserve levels will be indicative of future claim activity. Thus, the E&O reserve level and corresponding actuarial range could change in the future as more information becomes known, which could materially impact the amounts reported and disclosed herein.

Tax-advantaged Investments No Longer Held - Between 1996 and 2007, we developed and then sold portions of our ownership in various energy related investments, many of which qualified for tax credits under IRC Section 29. In connection with the sales to other investors, we provided various indemnifications. At December 31, 2012, the maximum potential amount of future payments that we could be required to make under these indemnifications totaled approximately $160.0 million, net of the applicable income tax benefit. In addition, we recorded tax benefits in connection with our ownership in these investments. At December 31, 2012, we had exposure on $130.0 million of previously earned tax credits. In 2004, 2007 and 2009, the IRS examined several of these investments and all examinations were closed without any changes being proposed by the IRS. However, any future adverse tax audits, administrative rulings or judicial decisions could disallow previously claimed tax credits or cause us to be subject to liability under our indemnification obligations. Because of the contingent nature of these exposures, no liabilities have been recorded in our December 31, 2012 consolidated balance sheet related to these indemnification obligations.

Accumulated Other Comprehensive Earnings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Earnings

13. Accumulated Other Comprehensive Loss

The after-tax components of our accumulated other comprehensive loss consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Investments	Accumulated Comprehensive Loss
Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)
Net change in period	0.2	(39.0)	(1.0)	(39.8)

Balance as of June 30, 2013	$(52.2)	$(18.5)	$(1.9)	$(72.6)

The foreign currency translation during the six-month period ended June 30, 2013 primarily relates to the net impact of changes in the value of the local currencies relative to the U.S. dollar for our operations in Australia, Canada, India, Singapore and the U.K. During the six-month periods ended June 30, 2013 and 2012, $3.9 million and $3.6 million, respectively, of pretax expense related to the pension liability was reclassified from accumulated other comprehensive loss to compensation expense in the statement of earnings. During the six-month period ended June 30, 2013, $0.1 million of expense related to the fair value of derivative investments was reclassified from accumulated other comprehensive loss to compensation expense in the statement of earnings. During the six-month period ended June 30, 2012, no amounts related to the fair value of derivative investments were reclassified from accumulated other comprehensive loss to the statement of earnings. During the six-month periods ended June 30, 2013 and 2012, no amounts related to foreign currency translation were reclassified from accumulated other comprehensive loss to the statement of earnings.

15.	Accumulated Other Comprehensive Earnings

The after-tax components of our accumulated comprehensive earnings (loss) consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Instruments	Accumulated Comprehensive Earnings (Loss)
Balance as of January 1, 2010	$(20.5)	$10.4	$1.1	$(9.0)
Net change in period	2.1	10.1	(1.0)	11.2

Balance as of December 31, 2010	$(18.4)	$20.5	$0.1	$2.2
Net change in period	(30.6)	(16.1)	(2.7)	(49.4)

Balance as of December 31, 2011	$(49.0)	$4.4	$(2.6)	$(47.2)
Net change in period	(3.4)	16.1	1.7	14.4

Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)

The foreign currency translation in 2012, 2011 and 2010 primarily relates to the net impact of changes in the value of the local currencies relative to the U.S. dollar for our operations in Australia, Canada, India, Singapore and the U.K.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information

14. Segment Information

We have three reportable segments: brokerage, risk management and corporate.

The brokerage segment is primarily comprised of our retail and wholesale insurance brokerage operations. The brokerage segment generates revenues through commissions paid by insurance underwriters and through fees charged to our clients. Our brokers, agents and administrators act as intermediaries between insurers and their customers and we do not assume underwriting risks.

The risk management segment provides contract claim settlement and administration services for enterprises that choose to self-insure some or all of their property/casualty coverages and for insurance companies that choose to outsource some or all of their property/casualty claims departments. These operations also provide claims management, loss control consulting and insurance property appraisal services. Revenues are principally generated on a negotiated per-claim or per-service fee basis.

The corporate segment manages our clean energy and other investments. This segment also holds all of our corporate debt.

Allocations of investment income and certain expenses are based on reasonable assumptions and estimates primarily using revenue, headcount and other information. We allocate the provision for income taxes to the brokerage and risk management segments as if those segments were preparing income tax provisions on a separate company basis. Reported operating results by segment would change if different methods were applied.

Financial information relating to our segments for the three-month and six-month periods ended June 30, 2013 and 2012 is as follows (in millions):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Brokerage
Total revenues	$550.9	$473.5	$1,005.3	$858.8

Earnings before income taxes	$112.6	$92.3	$153.2	$121.8

Identifiable assets at June 30, 2013 and 2012			$4,325.2	$3,955.7

Risk Management
Total revenues	$156.2	$143.4	$309.8	$284.7

Earnings before income taxes	$20.2	$17.6	$41.7	$36.7

Identifiable assets at June 30, 2013 and 2012			$530.8	$537.8

Corporate
Total revenues	$72.4	$33.0	$138.5	$53.2

Loss before income taxes	$(35.4)	$(18.8)	$(55.2)	$(34.9)

Identifiable assets at June 30, 2013 and 2012			$706.1	$640.1

17.	Segment Information

We have three reportable operating segments: brokerage, risk management and corporate. The brokerage segment is primarily comprised of retail and wholesale insurance brokerage operations. The brokerage segment generates revenues through commissions paid by insurance underwriters and through fees charged to our clients. Our brokers, agents and administrators act as intermediaries between insurers and their customers and we do not assume underwriting risks. The risk management segment provides contract claim settlement and administration services for enterprises that choose to self-insure some or all of their property/casualty coverages and for insurance companies that choose to outsource some or all of their property/casualty claims departments. These operations also provide claims management, loss control consulting and insurance property appraisal services. Revenues are principally generated on a negotiated per-claim or per-service fee basis. The corporate segment manages our clean energy and other investments. This segment also holds all of our corporate debt. Allocations of investment income and certain expenses are based on reasonable assumptions and estimates primarily using revenue, headcount and other information. We allocate the provision for income taxes to the brokerage and risk management segments as if those segments were preparing income tax provisions on a separate company basis. Reported operating results by segment would change if different methods were applied. Financial information relating to our segments for 2012, 2011 and 2010 is as follows (in millions):

Year Ended December 31, 2012	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$1,302.5	$—	$—	$1,302.5
Fees	403.2	568.5	—	971.7
Supplemental commissions	67.9	—	—	67.9
Contingent commissions	42.9	—	—	42.9
Investment income	7.2	3.2	—	10.4
Gains on books of business sales and other	3.9	—	—	3.9
Revenue from clean coal activities	—	—	119.6	119.6
Other - net gain	—	—	1.4	1.4

Total revenues	1,827.6	571.7	121.0	2,520.3

Compensation	1,131.6	347.0	14.8	1,493.4
Operating	312.7	137.7	32.8	483.2
Cost of revenues from clean coal activities	—	—	111.6	111.6
Interest	—	—	43.0	43.0
Depreciation	24.7	16.0	0.7	41.4
Amortization	96.2	2.8	—	99.0
Change in estimated acquisition earnout payables	3.6	(0.2)	—	3.4

Total expenses	1,568.8	503.3	202.9	2,275.0

Earnings (loss) from continuing operations before income taxes	258.8	68.4	(81.9)	245.3
Provision (benefit) for income taxes	103.0	25.9	(78.6)	50.3

Earnings (loss) from continuing operations	$155.8	$42.5	$(3.3)	$195.0

Net foreign exchange loss	$(1.6)	$(0.1)	$(0.2)	$(1.9)
Revenues:
United States	$1,431.6	$453.5	$121.0	$2,006.1
Foreign, principally Australia, Bermuda, Canada and the U.K.	396.0	118.2	—	514.2

Total revenues	$1,827.6	$571.7	$121.0	$2,520.3

At December 31, 2012
Identifiable assets:
United States	$2,637.1	$390.9	$647.9	$3,675.9
Foreign, principally Australia, Bermuda, Canada and the U.K.	1,559.7	107.7	9.0	1,676.4

Total identifiable assets	$4,196.8	$498.6	$656.9	$5,352.3

Goodwill - net	$1,451.4	$21.3	$—	$1,472.7
Amortizable intangible assets - net	791.6	18.0	—	809.6

Year Ended December 31, 2011	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$1,127.4	$—	$—	$1,127.4
Fees	324.1	546.1	—	870.2
Supplemental commissions	56.0	—	—	56.0
Contingent commissions	38.1	—	—	38.1
Investment income	5.4	2.7	—	8.1
Gains on books of business sales and other	5.5	—	—	5.5
Revenues from clean coal activities	—	—	29.2	29.2
Other - net gain	—	—	0.2	0.2

Total revenues	1,556.5	548.8	29.4	2,134.7

Compensation	968.4	344.1	13.6	1,326.1
Operating	267.3	135.8	15.9	419.0
Cost of revenues from clean coal activities	—	—	32.0	32.0
Interest	—	—	40.8	40.8
Depreciation	21.2	14.2	0.5	35.9
Amortization	77.0	2.3	—	79.3
Change in estimated acquisition earnout payables	(6.2)	—	—	(6.2)

Total expenses	1,327.7	496.4	102.8	1,926.9

Earnings (loss) from continuing operations before income taxes	228.8	52.4	(73.4)	207.8
Provision (benefit) for income taxes	88.6	19.1	(44.0)	63.7

Earnings (loss) from continuing operations	$140.2	$33.3	$(29.4)	$144.1

Net foreign exchange loss	$—	$—	$(0.2)	$(0.2)
Revenues:
United States	$1,266.2	$429.5	$29.4	$1,725.1
Foreign, principally Australia, Bermuda, Canada and the U.K.	290.3	119.3	—	409.6

Total revenues	$1,556.5	$548.8	$29.4	$2,134.7

At December 31, 2011
Identifiable assets:
United States	$2,215.3	$384.5	$602.7	$3,202.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	1,131.3	144.6	5.1	1,281.0

Total identifiable assets	$3,346.6	$529.1	$607.8	$4,483.5

Goodwill - net	$1,136.6	$18.7	$—	$1,155.3
Amortizable intangible assets - net	542.3	19.2	—	561.5

Year Ended December 31, 2010	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$957.3	$—	$—	$957.3
Fees	274.9	460.1	—	735.0
Supplemental commissions	60.8	—	—	60.8
Contingent commissions	36.8	—	—	36.8
Investment income	4.9	2.0	—	6.9
Gains on books of business sales and other	5.9	—	—	5.9
Revenues from clean coal activities	—	—	65.6	65.6
Other - net loss	—	—	(4.1)	(4.1)

Total revenues	1,340.6	462.1	61.5	1,864.2

Compensation	817.1	288.0	12.4	1,117.5
Operating	223.6	109.1	21.9	354.6
Cost of revenues from clean coal activities	—	—	64.0	64.0
Interest	—	—	34.6	34.6
Depreciation	19.5	12.4	0.4	32.3
Amortization	59.8	1.0	—	60.8
Change in estimated acquisition earnout payables	(2.6)	—	—	(2.6)

Total expenses	1,117.4	410.5	133.3	1,661.2

Earnings (loss) from continuing operations before income taxes	223.2	51.6	(71.8)	203.0
Provision (benefit) for income taxes	87.7	20.3	(68.3)	39.7

Earnings (loss) from continuing operations	$135.5	$31.3	$(3.5)	$163.3

Net foreign exchange gain (loss)	$(0.9)	$0.1	$—	$(0.8)
Revenues:
United States	$1,169.6	$382.0	$61.9	$1,613.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	171.0	80.1	(0.4)	250.7

Total revenues	$1,340.6	$462.1	$61.5	$1,864.2

At December 31, 2010
Identifiable assets:
United States	$1,995.8	$388.6	$511.1	$2,895.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	564.9	132.7	2.9	700.5

Total identifiable assets	$2,560.7	$521.3	$514.0	$3,596.0

Goodwill - net	$866.6	$17.1	$—	$883.7
Amortizable intangible assets - net	461.9	21.6	—	483.5

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Nature of Operations - Arthur J. Gallagher & Co. and its subsidiaries, collectively referred to herein as we, our or us, provide insurance brokerage and risk management services to a wide variety of commercial, industrial, institutional and governmental organizations through two reportable operating segments. Commission and fee revenue generated by the brokerage segment is primarily related to the negotiation and placement of insurance for our clients. Fee revenue generated by the risk management segment is primarily related to claims management, information management, risk control consulting (loss control) services and appraisals in the property/casualty market. Investment income and other revenue is generated from our investment portfolio, which includes invested cash and restricted funds, as well as tax-advantaged, clean energy and other investments. We are headquartered in Itasca, Illinois, have operations in 18 countries and offer client-service capabilities in more than 140 countries globally through a network of correspondent insurance brokers and consultants.

Basis of Presentation - The accompanying consolidated financial statements include our accounts and all of our majority-owned subsidiaries (50% or greater ownership). Substantially all of our investments in partially owned entities in which our ownership is less than 50% are accounted for using the equity method based on the legal form of our ownership interest and the applicable ownership percentage of the entity. However, in situations where a less than 50%-owned investment has been determined to be a variable interest entity (which we refer to as a VIE) and we are deemed to be the primary beneficiary in accordance with the variable interest model of consolidation, we will consolidate the investment into our consolidated financial statements. For partially owned entities accounted for using the equity method, our share of the net earnings of these entities is included in consolidated net earnings. All material intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to the amounts reported in prior years’ consolidated financial statements in order to conform to the current year presentation.

In the preparation of our consolidated financial statements as of December 31, 2012, management evaluated all material subsequent events or transactions that occurred after the balance sheet date through the date on which the financial statements were issued for potential recognition in our consolidated financial statements and/or disclosure in the notes thereto.

Use of Estimates - The preparation of our consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Revenue Recognition - Our revenues are derived from commissions, fees and investment income.

We recognize commission revenues at the later of the billing or the effective date of the related insurance policies, net of an allowance for estimated policy cancellations. We recognize commission revenues related to installment premiums as the installments are billed. We recognize supplemental commission revenues using internal data and information received from insurance carriers that allows us to reasonably estimate the supplemental commissions earned in the period. A supplemental commission is a commission paid by an insurance carrier that is above the base commission paid, is determined by the insurance carrier based on historical performance criteria, and is established annually in advance of the contractual period. We recognize contingent commissions and commissions on premiums directly billed by insurance carriers as revenue when we have obtained the data necessary to reasonably determine such amounts. Typically, we cannot reasonably determine these types of commission revenues until we have received the cash or the related policy detail or other carrier specific information from the insurance carrier. A contingent commission is a commission paid by an insurance carrier based on the overall profit and/or volume of the business placed with that insurance carrier during a particular calendar year and is determined after the contractual period. Commissions on premiums billed directly by insurance carriers to the insureds generally relate to a large number of property/casualty insurance policy transactions, each with small premiums, and comprise a substantial portion of the revenues generated by our employee benefit brokerage operations. Under these direct bill arrangements, the insurance carrier controls the entire billing and policy issuance process. We record the income effects of subsequent premium adjustments when the adjustments become known.

Fee revenues generated from the brokerage segment primarily relate to fees negotiated in lieu of commissions that we recognize in the same manner as commission revenues. Fee revenues generated from the risk management segment relate to third party claims administration, loss control and other risk management consulting services, which we provide over a period of time, typically one year. We recognize these fee revenues ratably as the services are rendered, and record the income effects of subsequent fee adjustments when the adjustments become known.

We deduct brokerage expense from gross revenues in our determination of our total revenues. Brokerage expense represents commissions paid to sub-brokers related to the placement of certain business by our brokerage segment. We recognize this expense in the same manner as commission revenues.

Premiums and fees receivable in the accompanying consolidated balance sheet are net of allowances for estimated policy cancellations and doubtful accounts. The allowance for estimated policy cancellations was $4.0 million and $5.2 million at December 31, 2012 and 2011, respectively, which represents a reserve for future reversals in commission and fee revenues related to the potential cancellation of client insurance policies that were in force as of each year end. The allowance for doubtful accounts was $6.6 million and $4.8 million at December 31, 2012 and 2011, respectively. We establish the allowance for estimated policy cancellations through a charge to revenues and the allowance for doubtful accounts through a charge to other operating expenses. Both of these allowances are based on estimates and assumptions using historical data to project future experience. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. We periodically review the adequacy of these allowances and make adjustments as necessary.

Investment income primarily includes interest and dividend income, which is accrued as it is earned. Gains on books of business sales represent one-time gains related to sales of brokerage related businesses, which are primarily recognized on a cash received basis. Revenues from clean coal activities include revenues from consolidated clean coal production plants, royalty income from clean coal licenses and income (loss) related to unconsolidated clean coal production plants, all of which are recognized as earned. Revenues from consolidated clean coal production plants represent sales of refined coal. Royalty income from clean coal licenses represents fee income related to the use of clean coal technologies. Income (loss) from unconsolidated clean coal production plants includes income (losses) related to our equity portion of the pretax results of the clean coal production plants and production based installment sale income from majority investors. Other net revenues (loss) primarily consist of our equity portions of the earnings from our investment in four venture capital funds.

Claims Handling Obligations - We are obligated under certain circumstances to provide future claims handling and certain administrative services for our former global risks brokerage clients in the U.K. Our obligation is the result of following the industry practice of insurance brokers providing future claims handling and administrative services to former clients. In addition, under certain circumstances, our risk management segment operations are contractually obligated to provide contract claim settlement and administration services to our former clients. Accordingly, we record a liability for these deferred run-off obligations based on the estimated costs to provide these future services to former clients. This liability is based on estimates and assumptions using historical data to project future experience. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. We periodically review (at least annually) the adequacy of this liability and will make adjustments as necessary.

Earnings per Share - Basic net earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the reporting period. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of common and common equivalent shares outstanding during the reporting period. Common equivalent shares include incremental shares from dilutive stock options, which are calculated from the date of grant under the treasury stock method using the average market price for the period.

Cash and Cash Equivalents - Short-term investments, consisting principally of cash and money market accounts that have average maturities of 90 days or less, are considered cash equivalents.

Restricted Cash - In our capacity as an insurance broker, we collect premiums from insureds and, after deducting our commissions and/or fees, remit these premiums to insurance carriers. We hold unremitted insurance premiums in a fiduciary capacity until we disburse them, and the use of such funds is restricted by laws in certain states and foreign jurisdictions in which our subsidiaries operate. Various state and foreign agencies regulate insurance brokers and provide specific requirements that limit the type of investments that may be made with such funds. Accordingly, we invest these funds in cash and U.S. Treasury fund accounts. We can earn interest income on these unremitted funds, which is included in investment income in the accompanying consolidated statement of earnings. These unremitted amounts are reported as restricted cash in the accompanying consolidated balance sheet, with the related liability reported as premiums payable to insurance and reinsurance companies. Additionally, several of our foreign subsidiaries are required by various foreign agencies to meet certain liquidity and solvency requirements. We were in compliance with these requirements at December 31, 2012.

Related to our third party administration business, we are responsible for client claim funds that we hold in a fiduciary capacity. We do not earn any interest income on the funds held. These client funds have been included in restricted cash, along with a corresponding liability in premiums payable to insurance and reinsurance companies in the accompanying consolidated balance sheet.

Derivative Instruments - In the normal course of business, we are exposed to the impact of foreign currency fluctuations that impact our results of operations and cash flows. We utilize a foreign currency risk management program involving foreign currency derivatives that consist of several monthly put/call options designed to hedge a significant portion of our future foreign currency disbursements through various future payment dates. To mitigate the counterparty credit risk we only enter into contracts with carefully selected major financial institutions based upon their credit ratings and other factors. These derivative instrument contracts are cash flow hedges that qualify for hedge accounting and primarily hedge against fluctuations between changes in the British Pound Sterling and Indian Rupee versus the U.S. Dollar. Changes in fair value of the derivative instruments are reflected in other comprehensive earnings in the accompanying consolidated balance sheet. The impact of the hedge at maturity is recognized in the income statement as a component of compensation and operating expenses. We do not use derivatives for trading or speculative purposes.

Investments - We have a management investment committee that meets four to six times per year to review the valuation of our investments. For investments that do not have quoted market prices, we use various valuation techniques to estimate fair value and proactively look for indicators of impairment. Factors that may indicate that an impairment could exist include, but are not limited to, reductions or changes to dividend payments, sustained operating losses or a trend of poor operating performance, recent refinancings or recapitalizations, unfavorable press reports, significant customer or revenue loss, litigation, losses by other companies in a similar industry, overall economic conditions, management changes and significant changes in strategy. In addition, in cases where the ultimate value of an investment is directly dependent on us for future financial support, we assess our willingness and intent to provide future funding in determining impairment.

If an indicator of impairment exists, we compare the investment’s carrying value to an estimate of its fair value. To estimate the fair value of our equity-method investments, we compare values established in recent recapitalizations or appraisals conducted by third parties. In some cases, no such recapitalizations or appraisals exist and we must perform our own valuations. This also requires us to exercise significant judgment. Even if impairment indicators exist, no impairment may be required if the estimated fair value is not less than the current carrying value or the decline in value is determined to be temporary and we have no intent to sell the investment, and it is more likely than not that we will not be required to sell the investment prior to a recovery in value. When we determine that an impairment is required, we record the impairment as a realized loss against current period earnings.

Both the process to review for indicators of impairment and, if such indicators exist, the method to compute the amount of impairment incorporates quantitative data and qualitative criteria including the receipt of new information that can significantly change the decision about the valuation of an investment in a short period of time. The determination of whether an impairment is required is necessarily a matter of subjective judgment. The timing and amount of realized losses reported in earnings could vary if management’s conclusions were different.

Because of the inherent risk of investments, we can make no assurances that there will not be impairments in the future should economic and other conditions change.

Premium Financing - Two subsidiaries of the brokerage segment make short-term loans (generally with terms of twelve months or less) to our clients to finance premiums. These premium financing contracts are structured to minimize potential bad debt expense to us. Such receivables are considered delinquent after seven days of the payment due date. Generally, insurance policies are cancelled within one month of the contractual payment due date if the payment remains delinquent. We recognize interest income as it is earned over the life of the contract using the interest “level-yield” method. Unearned interest related to contracts receivable is included in the receivable balance in the accompanying consolidated balance sheet. The outstanding contracts receivable balance was $2.2 million and $2.3 million at December 31, 2012 and 2011, respectively.

Fixed Assets - We carry fixed assets at cost, less accumulated depreciation, in the accompanying consolidated balance sheet. We periodically review long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. Under those circumstances, if the fair value were less than the carrying amount of the asset, we would recognize a loss for the difference. Depreciation for fixed assets is computed using the straight-line method over the following estimated useful lives:

Useful Life
Computer equipment	Three to five years
Furniture and fixtures	Three to ten years
Office equipment	Three to ten years
Software	Three to five years
Leasehold improvements	Shorter of the lease term or useful life of the asset

Intangible Assets - Intangible assets represent the excess of cost over the estimated fair value of net tangible assets of acquired businesses. Our primary intangible assets are classified as either goodwill, expiration lists, non-compete agreements or trade names. Expiration lists, non-compete agreements and trade names are amortized using the straight-line method over their estimated useful lives (three to fifteen years for expiration lists, three to five years for non-compete agreements and ten to fifteen years for trade names), while goodwill is not subject to amortization. The establishment of goodwill, expiration lists, non-compete agreements and trade names and the determination of estimated useful lives are primarily based on valuations we receive from qualified independent appraisers. The calculations of these amounts are based on estimates and assumptions using historical and pro forma data and recognized valuation methods. Different estimates or assumptions could produce different results. We carry intangible assets at cost, less accumulated amortization, in the accompanying consolidated balance sheet.

We review all of our intangible assets for impairment periodically (at least annually for goodwill) and whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. We perform such impairment reviews at the division (i.e., reporting unit) level with respect to goodwill and at the business unit level for amortizable intangible assets. In reviewing intangible assets, if the fair value were less than the carrying amount of the respective (or underlying) asset, an indicator of impairment would exist and further analysis would be required to determine whether or not a loss would need to be charged against current period earnings as a component of amortization expense. Based on the results of impairment reviews in 2012, 2011 and 2010, we wrote off $3.5 million, $4.6 million and $2.3 million, respectively, of amortizable intangible assets related to prior year acquisitions of our brokerage segment. The determinations of impairment indicators and fair value are based on estimates and assumptions related to the amount and timing of future cash flows and future interest rates. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Income Taxes - Our tax rate reflects the statutory tax rates applicable to our taxable earnings and tax planning in the various jurisdictions in which we operate. Significant judgment is required in determining the annual effective tax rate and in evaluating uncertain tax positions. We report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in our tax return. We evaluate our tax positions using a two-step process. The first step involves recognition. We determine whether it is more likely than not that a tax position will be sustained upon tax examination based solely on the technical merits of the position. The technical merits of a tax position are derived from both statutory and judicial authority (legislation and statutes, legislative intent, regulations, rulings and case law) and their applicability to the facts and circumstances of the position. If a tax position does not meet the “more likely than not” recognition threshold, we do not recognize the benefit of that position in the financial statements. The second step is measurement. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that has a likelihood of greater than 50% of being realized upon ultimate resolution with a taxing authority.

Uncertain tax positions are measured based upon the facts and circumstances that exist at each reporting period and involve significant management judgment. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition and measurement. Adjustments may result, for example, upon resolution of an issue with the taxing authorities, or expiration of a statute of limitations barring an assessment for an issue. We recognize interest and penalties, if any, related to unrecognized tax benefits in our provision for income taxes.

Tax law requires certain items to be included in our tax returns at different times than such items are reflected in the financial statements. As a result, the annual tax expense reflected in our consolidated statements of earnings is different than that reported in the tax returns. Some of these differences are permanent, such as expenses that are not deductible in the returns, and some differences are temporary and reverse over time, such as depreciation expense and amortization expense deductible for income tax purposes. Temporary differences create deferred tax assets and liabilities. Deferred tax liabilities generally represent tax expense recognized in the financial statements for which a tax payment has been deferred, or expense which has been deducted in the tax return but has not yet been recognized in the financial statements. Deferred tax assets generally represent items that can be used as a tax deduction or credit in tax returns in future years for which a benefit has already been recorded in the financial statements.

We establish or adjust valuation allowances for deferred tax assets when we estimate that it is more likely than not that future taxable income will be insufficient to fully use a deduction or credit in a specific jurisdiction. In assessing the need for the recognition of a valuation allowance for deferred tax assets, we consider whether it is more likely than not that some portion, or all, of the deferred tax assets will not be realized and adjust the valuation allowance accordingly. We evaluate all significant available positive and negative evidence as part of our analysis. Negative evidence includes the existence of losses in recent years. Positive evidence includes the forecast of future taxable income by jurisdiction, tax-planning strategies that would result in the realization of deferred tax assets and the presence of taxable income in prior carryback years. The underlying assumptions we use in forecasting future taxable income require significant judgment and take into account our recent performance. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which temporary differences are deductible or creditable.

Fair Value of Financial Instruments - Fair value accounting establishes a framework for measuring fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). This framework includes a fair value hierarchy that prioritizes the inputs to the valuation technique used to measure fair value.

The classification of a financial instrument within the valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels of the hierarchy in order of priority of inputs to the valuation technique are defined as follows:

•	Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical financial instruments;

•

Level 2 - Valuations are based on quoted market prices, other than quoted prices included in Level 1, in markets that are not active or on inputs that are observable either directly or indirectly for the full term of the financial instrument; and

•

Level 3 - Valuations are based on pricing or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement of the financial instrument. Such inputs may reflect management’s own assumptions about the assumptions a market participant would use in pricing the financial instrument.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

The carrying amounts of financial assets and liabilities reported in the accompanying consolidated balance sheet for cash and cash equivalents, restricted cash, premiums and fees receivable, premiums payable to insurance carriers, accrued salaries and bonuses, accounts payable and other accrued liabilities, unearned fees and income taxes payable, at December 31, 2012 and 2011, approximate fair value because of the short-term duration of these instruments. See Note 3 to our consolidated financial statements for the fair values related to the establishment of intangible assets and the establishment and adjustment of earnout payables. See Note 6 to our consolidated financial statements for the fair values related to borrowings outstanding at December 31, 2012 and 2011 under our debt agreements. See Note 11 to our consolidated financial statements for the fair values related to investments at December 31, 2012 and 2011 under our defined benefit pension plan.

Litigation - We are the defendant in various legal actions related to claims, lawsuits and proceedings incident to the nature of our business. We record liabilities for loss contingencies, including legal costs (such as fees and expenses of external lawyers and other service providers) to be incurred, when it is probable that a liability has been incurred on or before the balance sheet date and the amount of the liability can be reasonably estimated. We do not discount such contingent liabilities. To the extent recovery of such losses and legal costs is probable under our insurance programs, we record estimated recoveries concurrently with the losses recognized. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. In order to assess our potential liability, we analyze our litigation exposure based on available information, including consultation with outside counsel handling the defense of these matters. As these liabilities are uncertain by their nature, the recorded amounts may change due to a variety of different factors, including new developments in, or changes in approach, such as changing the settlement strategy as applicable to each matter.

Stock-Based Compensation - We use the modified-prospective method to account for share-based payments made to employees. Under the modified-prospective method, compensation cost is recognized for all share-based payments granted on or after January 1, 2006 and for all awards granted to employees prior to January 1, 2006 that remained unvested on that date. We use the alternative transition method to determine the accounting of the income tax effects of payments made related to stock-based compensation.

Accounting guidance issued in 2006 related to share-based payments requires that compensation cost be recognized for unvested awards over the period through the date that the employee is no longer required to provide future services to earn the award, rather than over the explicit service period. Accordingly, our accounting policy for 2007 and future stock option grants is to recognize compensation cost to coincide with the date that the employee is eligible to retire, rather than the actual retirement date, for all options granted. Stock options granted after May 15, 2007 no longer contain an accelerated vesting upon retirement provision.

Employee Stock Purchase Plan - We have an employee stock purchase plan (which we refer to as the ESPP), under which the sale of 4.0 million shares of our common stock has been authorized. Eligible employees may contribute up to 15% of their compensation towards the quarterly purchase of our common stock at a purchase price equal to 95% of the lesser of the fair market value of our common stock on the first business day or the last business day of the quarterly offering period. Eligible employees may annually purchase shares of our common stock with an aggregate fair market value of up to $25,000 (measured as of the first day of each quarterly offering period of each calendar year), provided that no employee may purchase more than 2,000 shares of our common stock under the ESPP during any calendar year. At December 31, 2012, 0.8 million shares of our common stock are reserved for future issuance under the ESPP.

Defined Benefit Pension and Other Postretirement Plans - We recognize in our consolidated balance sheet, an asset for our defined benefit postretirement plans’ overfunded status or a liability for our plans’ underfunded status. We recognize changes in the funded status of our defined benefit postretirement plans in comprehensive earnings in the year in which the changes occur. We use December 31 as the measurement date for our plans’ assets and benefit obligations. See Note 11 to our consolidated financial statements for additional information required to be disclosed related to our defined benefit postretirement plans.

Fixed Assets	12 Months Ended
Dec. 31, 2012
Fixed Assets
4.	Fixed Assets

Major classes of fixed assets consist of the following (in millions):

	December 31,
	2012	2011
Office equipment	$15.1	$11.8
Furniture and fixtures	74.2	71.2
Computer equipment	116.7	99.7
Leasehold improvements	52.2	45.9
Software	102.7	105.4
Other	2.9	2.5

	363.8	336.5
Accumulated depreciation	(258.4)	(245.2)

Net fixed assets	$105.4	$91.3

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
14.	Income Taxes

We and our principal domestic subsidiaries are included in a consolidated U.S. Federal income tax return. Our international subsidiaries file various income tax returns in their jurisdictions. Significant components of earnings from continuing operations before income taxes and the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations before income taxes:
Domestic	$234.7	$194.7	$169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.	10.6	13.1	33.3

	$245.3	$207.8	$203.0

Provision for income taxes - continuing operations:
Federal:
Current	$45.4	$7.8	$(2.9)
Deferred	(14.6)	38.4	21.3

	30.8	46.2	18.4

State and local:
Current	17.3	7.2	10.8
Deferred	(2.9)	5.9	(0.8)

	14.4	13.1	10.0

Foreign:
Current	8.7	7.4	9.3
Deferred	(3.6)	(3.0)	2.0

	5.1	4.4	11.3

Total provision for income taxes - continuing operations	$50.3	$63.7	$39.7

A reconciliation of the provision for income taxes from continuing operations with the U.S. Federal statutory income tax rate is as follows (in millions, except percentages):

	Year Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings
Federal statutory rate	$85.9	35.0	$72.7	35.0	$71.1	35.0
State income taxes - net of
Federal benefit	9.4	3.8	9.8	4.7	5.4	2.6
Foreign taxes	0.9	0.4	0.6	0.3	1.2	0.6
Alternative energy, foreign and other tax credits	(45.3)	(18.5)	(13.2)	(6.4)	(13.7)	(6.7)
Foreign dividends and other permanent differences	(2.7)	(1.1)	0.2	0.1	4.5	2.2
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items	0.6	0.2	(1.9)	(0.9)	(30.7)	(15.1)
Change in valuation allowance	0.3	0.1	(0.7)	(0.3)	1.0	0.5
Other	1.2	0.6	(3.8)	(1.8)	0.9	0.5

Provision for income taxes - continuing operations	$50.3	20.5	$63.7	30.7	$39.7	19.6

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in millions):

	December 31,
	2012	2011
Gross unrecognized tax benefits at January 1	$5.8	$7.9
Increases in tax positions for current year	1.7	1.2
Settlements	(0.3)	(2.0)
Lapse in statute of limitations	(1.6)	(1.4)
Increases in tax positions for prior years	1.1	0.9
Decreases in tax positions for prior years	—	(0.8)

Gross unrecognized tax benefits at December 31	$6.7	$5.8

The total amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate was $4.5 million and $3.8 million at December 31, 2012 and 2011, respectively. We accrue interest and penalties related to unrecognized tax benefits in our provision for income taxes. At December 31, 2012 and 2011, we had accrued interest and penalties related to unrecognized tax benefits of $0.6 million and $0.6 million, respectively.

We and our subsidiaries file income tax returns in the United States and in various state, local and foreign jurisdictions. We and our subsidiaries are routinely examined by tax authorities in these jurisdictions. At December 31, 2012, we had been examined by the IRS through calendar year 2008. The IRS is currently conducting an examination of calendar years 2009 and 2010. A number of foreign, state and local examinations are currently ongoing. It is reasonably possible that our gross unrecognized tax benefits may change within the next twelve months. However, we believe any changes in the recorded balance would not have a significant impact on our consolidated financial statements.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Alternative minimum tax and other credit carryforwards	$112.3	$111.7
Accrued and unfunded compensation and employee benefits	107.1	88.0
Compensation expense related to stock options	15.7	22.3
Investments	16.3	9.1
Accrued liabilities	27.3	29.6
Accrued pension liability	27.3	35.0
Net operating loss carryforwards	11.3	8.6
Depreciable fixed assets	0.7	—
Other	9.6	10.1

Total deferred tax assets	327.6	314.4
Valuation allowance for deferred tax assets	(7.4)	(7.7)

Deferred tax assets	320.2	306.7

Deferred tax liabilities:
Nondeductible amortizable intangible assets	139.2	87.4
Depreciable fixed assets	—	12.3
Other prepaid items	5.2	2.3
Investment-related partnerships	17.5	8.7
Prepaid pension cost	—	2.4
Accrued liabilities	2.0	2.0

Total deferred tax liabilities	163.9	115.1

Net deferred tax assets	$156.3	$191.6

At December 31, 2012 and 2011, $68.4 million and $66.5 million, respectively, of deferred tax assets have been included in other current assets in the accompanying consolidated balance sheet. At December 31, 2012 and 2011, $5.2 million and $4.7 million, respectively, of deferred tax liabilities have been included in other current liabilities and $158.7 million and $110.4 million, respectively, have been included in noncurrent liabilities in the accompanying consolidated balance sheet. Alternative minimum tax credits have an indefinite life and other credits have a ten-year or twenty-year life. We expect to make full use of the amounts carried forward.

We do not provide for U.S. Federal income taxes on the undistributed earnings ($110.6 million at December 31, 2012) of foreign subsidiaries which are considered permanently invested outside of the United States. The amount of unrecognized deferred tax liability on these undistributed earnings was $22.9 million at December 31, 2012.

Quarterly Operating Results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Operating Results (unaudited)
16.	Quarterly Operating Results (unaudited)

Quarterly operating results for 2012 and 2011 were as follows (in millions, except per share data):

	1st	2nd	3rd	4th
2012
Total revenues	$546.8	$649.9	$650.4	$673.2
Total expenses	514.3	558.8	574.1	627.8

Earnings from continuing operations before income taxes	$32.5	$91.1	$76.3	$45.4

Earnings from continuing operations	$28.1	$71.7	$61.7	$33.5
Earnings from discontinued operations	—	—	—	—

Net earnings	$28.1	$71.7	$61.7	$33.5

Basic net earnings per share:
Earnings from continuing operations	$0.24	$0.60	$0.50	$0.27
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.24	$0.60	$0.50	$0.27

Diluted net earnings per share:
Earnings from continuing operations	$0.24	$0.59	$0.50	$0.27
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.24	$0.59	$0.50	$0.27

2011
Total revenues	$447.4	$546.1	$562.8	$578.4
Total expenses	423.9	480.2	491.8	531.0

Earnings from continuing operations before income taxes	$23.5	$65.9	$71.0	$47.4

Earnings from continuing operations	$15.2	$41.7	$46.7	$40.5
Earnings from discontinued operations	—	—	—	—

Net earnings	$15.2	$41.7	$46.7	$40.5

Basic net earnings per share:
Earnings from continuing operations	$0.14	$0.38	$0.41	$0.36
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.14	$0.38	$0.41	$0.36

Diluted net earnings per share:
Earnings from continuing operations	$0.14	$0.37	$0.41	$0.35
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.14	$0.37	$0.41	$0.35

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations

Nature of Operations - Arthur J. Gallagher & Co. and its subsidiaries, collectively referred to herein as we, our or us, provide insurance brokerage and risk management services to a wide variety of commercial, industrial, institutional and governmental organizations through two reportable operating segments. Commission and fee revenue generated by the brokerage segment is primarily related to the negotiation and placement of insurance for our clients. Fee revenue generated by the risk management segment is primarily related to claims management, information management, risk control consulting (loss control) services and appraisals in the property/casualty market. Investment income and other revenue is generated from our investment portfolio, which includes invested cash and restricted funds, as well as tax-advantaged, clean energy and other investments. We are headquartered in Itasca, Illinois, have operations in 18 countries and offer client-service capabilities in more than 140 countries globally through a network of correspondent insurance brokers and consultants.

Basis of Presentation

Basis of Presentation - The accompanying consolidated financial statements include our accounts and all of our majority-owned subsidiaries (50% or greater ownership). Substantially all of our investments in partially owned entities in which our ownership is less than 50% are accounted for using the equity method based on the legal form of our ownership interest and the applicable ownership percentage of the entity. However, in situations where a less than 50%-owned investment has been determined to be a variable interest entity (which we refer to as a VIE) and we are deemed to be the primary beneficiary in accordance with the variable interest model of consolidation, we will consolidate the investment into our consolidated financial statements. For partially owned entities accounted for using the equity method, our share of the net earnings of these entities is included in consolidated net earnings. All material intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to the amounts reported in prior years’ consolidated financial statements in order to conform to the current year presentation.

In the preparation of our consolidated financial statements as of December 31, 2012, management evaluated all material subsequent events or transactions that occurred after the balance sheet date through the date on which the financial statements were issued for potential recognition in our consolidated financial statements and/or disclosure in the notes thereto.

Use of Estimates

Use of Estimates - The preparation of our consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Revenue Recognition

Revenue Recognition - Our revenues are derived from commissions, fees and investment income.

We recognize commission revenues at the later of the billing or the effective date of the related insurance policies, net of an allowance for estimated policy cancellations. We recognize commission revenues related to installment premiums as the installments are billed. We recognize supplemental commission revenues using internal data and information received from insurance carriers that allows us to reasonably estimate the supplemental commissions earned in the period. A supplemental commission is a commission paid by an insurance carrier that is above the base commission paid, is determined by the insurance carrier based on historical performance criteria, and is established annually in advance of the contractual period. We recognize contingent commissions and commissions on premiums directly billed by insurance carriers as revenue when we have obtained the data necessary to reasonably determine such amounts. Typically, we cannot reasonably determine these types of commission revenues until we have received the cash or the related policy detail or other carrier specific information from the insurance carrier. A contingent commission is a commission paid by an insurance carrier based on the overall profit and/or volume of the business placed with that insurance carrier during a particular calendar year and is determined after the contractual period. Commissions on premiums billed directly by insurance carriers to the insureds generally relate to a large number of property/casualty insurance policy transactions, each with small premiums, and comprise a substantial portion of the revenues generated by our employee benefit brokerage operations. Under these direct bill arrangements, the insurance carrier controls the entire billing and policy issuance process. We record the income effects of subsequent premium adjustments when the adjustments become known.

Fee revenues generated from the brokerage segment primarily relate to fees negotiated in lieu of commissions that we recognize in the same manner as commission revenues. Fee revenues generated from the risk management segment relate to third party claims administration, loss control and other risk management consulting services, which we provide over a period of time, typically one year. We recognize these fee revenues ratably as the services are rendered, and record the income effects of subsequent fee adjustments when the adjustments become known.

We deduct brokerage expense from gross revenues in our determination of our total revenues. Brokerage expense represents commissions paid to sub-brokers related to the placement of certain business by our brokerage segment. We recognize this expense in the same manner as commission revenues.

Premiums and fees receivable in the accompanying consolidated balance sheet are net of allowances for estimated policy cancellations and doubtful accounts. The allowance for estimated policy cancellations was $4.0 million and $5.2 million at December 31, 2012 and 2011, respectively, which represents a reserve for future reversals in commission and fee revenues related to the potential cancellation of client insurance policies that were in force as of each year end. The allowance for doubtful accounts was $6.6 million and $4.8 million at December 31, 2012 and 2011, respectively. We establish the allowance for estimated policy cancellations through a charge to revenues and the allowance for doubtful accounts through a charge to other operating expenses. Both of these allowances are based on estimates and assumptions using historical data to project future experience. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. We periodically review the adequacy of these allowances and make adjustments as necessary.

Investment income primarily includes interest and dividend income, which is accrued as it is earned. Gains on books of business sales represent one-time gains related to sales of brokerage related businesses, which are primarily recognized on a cash received basis. Revenues from clean coal activities include revenues from consolidated clean coal production plants, royalty income from clean coal licenses and income (loss) related to unconsolidated clean coal production plants, all of which are recognized as earned. Revenues from consolidated clean coal production plants represent sales of refined coal. Royalty income from clean coal licenses represents fee income related to the use of clean coal technologies. Income (loss) from unconsolidated clean coal production plants includes income (losses) related to our equity portion of the pretax results of the clean coal production plants and production based installment sale income from majority investors. Other net revenues (loss) primarily consist of our equity portions of the earnings from our investment in four venture capital funds.

Claims Handling Obligations

Claims Handling Obligations - We are obligated under certain circumstances to provide future claims handling and certain administrative services for our former global risks brokerage clients in the U.K. Our obligation is the result of following the industry practice of insurance brokers providing future claims handling and administrative services to former clients. In addition, under certain circumstances, our risk management segment operations are contractually obligated to provide contract claim settlement and administration services to our former clients. Accordingly, we record a liability for these deferred run-off obligations based on the estimated costs to provide these future services to former clients. This liability is based on estimates and assumptions using historical data to project future experience. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. We periodically review (at least annually) the adequacy of this liability and will make adjustments as necessary.

Earnings Per Share

Earnings per Share - Basic net earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the reporting period. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of common and common equivalent shares outstanding during the reporting period. Common equivalent shares include incremental shares from dilutive stock options, which are calculated from the date of grant under the treasury stock method using the average market price for the period.

Cash and Cash Equivalents	Cash and Cash Equivalents - Short-term investments, consisting principally of cash and money market accounts that have average maturities of 90 days or less, are considered cash equivalents.
Restricted Cash

Restricted Cash - In our capacity as an insurance broker, we collect premiums from insureds and, after deducting our commissions and/or fees, remit these premiums to insurance carriers. We hold unremitted insurance premiums in a fiduciary capacity until we disburse them, and the use of such funds is restricted by laws in certain states and foreign jurisdictions in which our subsidiaries operate. Various state and foreign agencies regulate insurance brokers and provide specific requirements that limit the type of investments that may be made with such funds. Accordingly, we invest these funds in cash and U.S. Treasury fund accounts. We can earn interest income on these unremitted funds, which is included in investment income in the accompanying consolidated statement of earnings. These unremitted amounts are reported as restricted cash in the accompanying consolidated balance sheet, with the related liability reported as premiums payable to insurance and reinsurance companies. Additionally, several of our foreign subsidiaries are required by various foreign agencies to meet certain liquidity and solvency requirements. We were in compliance with these requirements at December 31, 2012.

Related to our third party administration business, we are responsible for client claim funds that we hold in a fiduciary capacity. We do not earn any interest income on the funds held. These client funds have been included in restricted cash, along with a corresponding liability in premiums payable to insurance and reinsurance companies in the accompanying consolidated balance sheet.

Derivative Instruments

Derivative Instruments - In the normal course of business, we are exposed to the impact of foreign currency fluctuations that impact our results of operations and cash flows. We utilize a foreign currency risk management program involving foreign currency derivatives that consist of several monthly put/call options designed to hedge a significant portion of our future foreign currency disbursements through various future payment dates. To mitigate the counterparty credit risk we only enter into contracts with carefully selected major financial institutions based upon their credit ratings and other factors. These derivative instrument contracts are cash flow hedges that qualify for hedge accounting and primarily hedge against fluctuations between changes in the British Pound Sterling and Indian Rupee versus the U.S. Dollar. Changes in fair value of the derivative instruments are reflected in other comprehensive earnings in the accompanying consolidated balance sheet. The impact of the hedge at maturity is recognized in the income statement as a component of compensation and operating expenses. We do not use derivatives for trading or speculative purposes.

Investments

Investments - We have a management investment committee that meets four to six times per year to review the valuation of our investments. For investments that do not have quoted market prices, we use various valuation techniques to estimate fair value and proactively look for indicators of impairment. Factors that may indicate that an impairment could exist include, but are not limited to, reductions or changes to dividend payments, sustained operating losses or a trend of poor operating performance, recent refinancings or recapitalizations, unfavorable press reports, significant customer or revenue loss, litigation, losses by other companies in a similar industry, overall economic conditions, management changes and significant changes in strategy. In addition, in cases where the ultimate value of an investment is directly dependent on us for future financial support, we assess our willingness and intent to provide future funding in determining impairment.

If an indicator of impairment exists, we compare the investment’s carrying value to an estimate of its fair value. To estimate the fair value of our equity-method investments, we compare values established in recent recapitalizations or appraisals conducted by third parties. In some cases, no such recapitalizations or appraisals exist and we must perform our own valuations. This also requires us to exercise significant judgment. Even if impairment indicators exist, no impairment may be required if the estimated fair value is not less than the current carrying value or the decline in value is determined to be temporary and we have no intent to sell the investment, and it is more likely than not that we will not be required to sell the investment prior to a recovery in value. When we determine that an impairment is required, we record the impairment as a realized loss against current period earnings.

Both the process to review for indicators of impairment and, if such indicators exist, the method to compute the amount of impairment incorporates quantitative data and qualitative criteria including the receipt of new information that can significantly change the decision about the valuation of an investment in a short period of time. The determination of whether an impairment is required is necessarily a matter of subjective judgment. The timing and amount of realized losses reported in earnings could vary if management’s conclusions were different.

Because of the inherent risk of investments, we can make no assurances that there will not be impairments in the future should economic and other conditions change.

Premium Financing

Premium Financing - Two subsidiaries of the brokerage segment make short-term loans (generally with terms of twelve months or less) to our clients to finance premiums. These premium financing contracts are structured to minimize potential bad debt expense to us. Such receivables are considered delinquent after seven days of the payment due date. Generally, insurance policies are cancelled within one month of the contractual payment due date if the payment remains delinquent. We recognize interest income as it is earned over the life of the contract using the interest “level-yield” method. Unearned interest related to contracts receivable is included in the receivable balance in the accompanying consolidated balance sheet. The outstanding contracts receivable balance was $2.2 million and $2.3 million at December 31, 2012 and 2011, respectively.

Fixed Assets

Fixed Assets - We carry fixed assets at cost, less accumulated depreciation, in the accompanying consolidated balance sheet. We periodically review long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. Under those circumstances, if the fair value were less than the carrying amount of the asset, we would recognize a loss for the difference. Depreciation for fixed assets is computed using the straight-line method over the following estimated useful lives:

Useful Life
Computer equipment	Three to five years
Furniture and fixtures	Three to ten years
Office equipment	Three to ten years
Software	Three to five years
Leasehold improvements	Shorter of the lease term or useful life of the asset

Intangible Assets

Intangible Assets - Intangible assets represent the excess of cost over the estimated fair value of net tangible assets of acquired businesses. Our primary intangible assets are classified as either goodwill, expiration lists, non-compete agreements or trade names. Expiration lists, non-compete agreements and trade names are amortized using the straight-line method over their estimated useful lives (three to fifteen years for expiration lists, three to five years for non-compete agreements and ten to fifteen years for trade names), while goodwill is not subject to amortization. The establishment of goodwill, expiration lists, non-compete agreements and trade names and the determination of estimated useful lives are primarily based on valuations we receive from qualified independent appraisers. The calculations of these amounts are based on estimates and assumptions using historical and pro forma data and recognized valuation methods. Different estimates or assumptions could produce different results. We carry intangible assets at cost, less accumulated amortization, in the accompanying consolidated balance sheet.

We review all of our intangible assets for impairment periodically (at least annually for goodwill) and whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. We perform such impairment reviews at the division (i.e., reporting unit) level with respect to goodwill and at the business unit level for amortizable intangible assets. In reviewing intangible assets, if the fair value were less than the carrying amount of the respective (or underlying) asset, an indicator of impairment would exist and further analysis would be required to determine whether or not a loss would need to be charged against current period earnings as a component of amortization expense. Based on the results of impairment reviews in 2012, 2011 and 2010, we wrote off $3.5 million, $4.6 million and $2.3 million, respectively, of amortizable intangible assets related to prior year acquisitions of our brokerage segment. The determinations of impairment indicators and fair value are based on estimates and assumptions related to the amount and timing of future cash flows and future interest rates. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Income Taxes

Income Taxes - Our tax rate reflects the statutory tax rates applicable to our taxable earnings and tax planning in the various jurisdictions in which we operate. Significant judgment is required in determining the annual effective tax rate and in evaluating uncertain tax positions. We report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in our tax return. We evaluate our tax positions using a two-step process. The first step involves recognition. We determine whether it is more likely than not that a tax position will be sustained upon tax examination based solely on the technical merits of the position. The technical merits of a tax position are derived from both statutory and judicial authority (legislation and statutes, legislative intent, regulations, rulings and case law) and their applicability to the facts and circumstances of the position. If a tax position does not meet the “more likely than not” recognition threshold, we do not recognize the benefit of that position in the financial statements. The second step is measurement. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that has a likelihood of greater than 50% of being realized upon ultimate resolution with a taxing authority.

Uncertain tax positions are measured based upon the facts and circumstances that exist at each reporting period and involve significant management judgment. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition and measurement. Adjustments may result, for example, upon resolution of an issue with the taxing authorities, or expiration of a statute of limitations barring an assessment for an issue. We recognize interest and penalties, if any, related to unrecognized tax benefits in our provision for income taxes.

Tax law requires certain items to be included in our tax returns at different times than such items are reflected in the financial statements. As a result, the annual tax expense reflected in our consolidated statements of earnings is different than that reported in the tax returns. Some of these differences are permanent, such as expenses that are not deductible in the returns, and some differences are temporary and reverse over time, such as depreciation expense and amortization expense deductible for income tax purposes. Temporary differences create deferred tax assets and liabilities. Deferred tax liabilities generally represent tax expense recognized in the financial statements for which a tax payment has been deferred, or expense which has been deducted in the tax return but has not yet been recognized in the financial statements. Deferred tax assets generally represent items that can be used as a tax deduction or credit in tax returns in future years for which a benefit has already been recorded in the financial statements.

We establish or adjust valuation allowances for deferred tax assets when we estimate that it is more likely than not that future taxable income will be insufficient to fully use a deduction or credit in a specific jurisdiction. In assessing the need for the recognition of a valuation allowance for deferred tax assets, we consider whether it is more likely than not that some portion, or all, of the deferred tax assets will not be realized and adjust the valuation allowance accordingly. We evaluate all significant available positive and negative evidence as part of our analysis. Negative evidence includes the existence of losses in recent years. Positive evidence includes the forecast of future taxable income by jurisdiction, tax-planning strategies that would result in the realization of deferred tax assets and the presence of taxable income in prior carryback years. The underlying assumptions we use in forecasting future taxable income require significant judgment and take into account our recent performance. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which temporary differences are deductible or creditable.

Fair Value of Financial Instruments

Fair Value of Financial Instruments - Fair value accounting establishes a framework for measuring fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). This framework includes a fair value hierarchy that prioritizes the inputs to the valuation technique used to measure fair value.

The classification of a financial instrument within the valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels of the hierarchy in order of priority of inputs to the valuation technique are defined as follows:

•	Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical financial instruments;

•

Level 2 - Valuations are based on quoted market prices, other than quoted prices included in Level 1, in markets that are not active or on inputs that are observable either directly or indirectly for the full term of the financial instrument; and

•

Level 3 - Valuations are based on pricing or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement of the financial instrument. Such inputs may reflect management’s own assumptions about the assumptions a market participant would use in pricing the financial instrument.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

The carrying amounts of financial assets and liabilities reported in the accompanying consolidated balance sheet for cash and cash equivalents, restricted cash, premiums and fees receivable, premiums payable to insurance carriers, accrued salaries and bonuses, accounts payable and other accrued liabilities, unearned fees and income taxes payable, at December 31, 2012 and 2011, approximate fair value because of the short-term duration of these instruments. See Note 3 to our consolidated financial statements for the fair values related to the establishment of intangible assets and the establishment and adjustment of earnout payables. See Note 6 to our consolidated financial statements for the fair values related to borrowings outstanding at December 31, 2012 and 2011 under our debt agreements. See Note 11 to our consolidated financial statements for the fair values related to investments at December 31, 2012 and 2011 under our defined benefit pension plan.

Litigation

Litigation - We are the defendant in various legal actions related to claims, lawsuits and proceedings incident to the nature of our business. We record liabilities for loss contingencies, including legal costs (such as fees and expenses of external lawyers and other service providers) to be incurred, when it is probable that a liability has been incurred on or before the balance sheet date and the amount of the liability can be reasonably estimated. We do not discount such contingent liabilities. To the extent recovery of such losses and legal costs is probable under our insurance programs, we record estimated recoveries concurrently with the losses recognized. Significant management judgment is required to estimate the amounts of such contingent liabilities and the related insurance recoveries. In order to assess our potential liability, we analyze our litigation exposure based on available information, including consultation with outside counsel handling the defense of these matters. As these liabilities are uncertain by their nature, the recorded amounts may change due to a variety of different factors, including new developments in, or changes in approach, such as changing the settlement strategy as applicable to each matter.

Stock-Based Compensation

Stock-Based Compensation - We use the modified-prospective method to account for share-based payments made to employees. Under the modified-prospective method, compensation cost is recognized for all share-based payments granted on or after January 1, 2006 and for all awards granted to employees prior to January 1, 2006 that remained unvested on that date. We use the alternative transition method to determine the accounting of the income tax effects of payments made related to stock-based compensation.

Accounting guidance issued in 2006 related to share-based payments requires that compensation cost be recognized for unvested awards over the period through the date that the employee is no longer required to provide future services to earn the award, rather than over the explicit service period. Accordingly, our accounting policy for 2007 and future stock option grants is to recognize compensation cost to coincide with the date that the employee is eligible to retire, rather than the actual retirement date, for all options granted. Stock options granted after May 15, 2007 no longer contain an accelerated vesting upon retirement provision.

Employee Stock Purchase Plan

Employee Stock Purchase Plan - We have an employee stock purchase plan (which we refer to as the ESPP), under which the sale of 4.0 million shares of our common stock has been authorized. Eligible employees may contribute up to 15% of their compensation towards the quarterly purchase of our common stock at a purchase price equal to 95% of the lesser of the fair market value of our common stock on the first business day or the last business day of the quarterly offering period. Eligible employees may annually purchase shares of our common stock with an aggregate fair market value of up to $25,000 (measured as of the first day of each quarterly offering period of each calendar year), provided that no employee may purchase more than 2,000 shares of our common stock under the ESPP during any calendar year. At December 31, 2012, 0.8 million shares of our common stock are reserved for future issuance under the ESPP.

Defined Benefit Pension and Other Postretirement Plans

Defined Benefit Pension and Other Postretirement Plans - We recognize in our consolidated balance sheet, an asset for our defined benefit postretirement plans’ overfunded status or a liability for our plans’ underfunded status. We recognize changes in the funded status of our defined benefit postretirement plans in comprehensive earnings in the year in which the changes occur. We use December 31 as the measurement date for our plans’ assets and benefit obligations. See Note 11 to our consolidated financial statements for additional information required to be disclosed related to our defined benefit postretirement plans.

Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquisition Method for Recording Business Combinations

During the six-month period ended June 30, 2013, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued	Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s)
Metzler Brothers Insurance (MBI) February 1, 2013	—	$—	$3.4	$—	$0.4	$0.7	$4.5	$1.4
Advanced Benefit Advisors, Inc. (ABA) April 1, 2013	—	—	10.9	—	0.1	1.8	12.8	7.0
Property & Commercial Limited (PCL) April 1, 2013	—	—	65.1	—	—	—	65.1	—
Garza Long Group, LLC (GLG) May 1, 2013	—	—	4.3	—	0.1	0.5	4.9	6.7
Five other acquisitions completed in 2013	30	1.4	5.9	—	0.2	3.5	11.0	6.7

	30	$1.4	$89.6	$—	$0.8	$6.5	$98.3	$21.8

During 2012, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Riley & Associates, Inc. January 1, 2012	64		$1.9	$0.7	$—	$0.3	$1.2	$4.1	$1.6
Detlefs & Company Benefit Resources, LLC February 1, 2012	52		1.7	0.6	—	0.1	—	2.4	1.4
First Premium Insurance Group, Inc. February 1, 2012	599		19.9	0.4	—	1.0	2.8	24.1	7.0
Gary Johnson & Associates, Inc. February 1, 2012	55		1.8	0.7	—	0.1	0.3	2.9	1.4
ProSource Financial, LLC February 1, 2012	207		7.3	6.7	—	0.5	1.3	15.8	9.5
BenefitLink Resource Group, Inc. March 1, 2012	357		12.3	—	—	0.5	6.0	18.8	8.0
Human Resource Management Systems, LLC March 1, 2012	143		5.0	1.7	—	0.1	1.8	8.6	5.3
Wischmeyer Financial, LP March 1, 2012	142		4.9	1.6	—	0.1	1.4	8.0	5.5
Besselman & Little Agency, LLC April 1, 2012	195		7.0	2.4	—	0.1	1.2	10.7	4.6
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) April 1, 2012	744		27.6	13.3	—	—	1.4	42.3	18.5
CGM Gallagher Group Limited (CGM) April 1, 2012	—		—	12.0	—	—	—	12.0	—
VEBA Service Group, LLC May 1, 2012	162		5.8	2.0	—	0.1	1.4	9.3	4.2
Professional Claims Managers, Inc. May 1, 2012	175		5.4	2.2	—	0.6	1.3	9.5	3.9
Insurance Dialogue Limited (IDL) May 1, 2012	—		—	26.7	—	—	—	26.7	—

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Grossman & Associates, Inc. June 1, 2012	99		$3.3	$—	$—	$0.1	$0.6	$4.0	$5.6
Broker Benefit Services, LLC June 1, 2012	180		6.2	2.1	—	0.1	0.8	9.2	4.0
Whitehaven Insurance Group, Inc. June 1, 2012	75		2.6	0.6	—	0.2	0.7	4.1	1.6
Contego Underwriting Limited July 1, 2012	—		—	7.1	—	—	4.8	11.9	6.3
Grace/Mayer Insurance Agency, Inc. (GMI) July 1, 2012	549		19.5	1.5	—	2.6	2.6	26.2	7.0
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) July 1, 2012	905		28.6	7.0	—	6.7	3.2	45.5	19.5
Miller Buettner & Parrott, Inc. July 1, 2012	127		4.4	1.5	—	0.1	1.7	7.7	6.0
Triad USA, Inc. July 1, 2012	164		5.6	1.9	—	0.2	1.5	9.2	7.3
Blenheim Park Ltd. (BPL) August 1, 2012	254		9.1	5.8	—	—	12.0	26.9	17.2
Sunday and Associates, Inc. August 1, 2012	99		3.3	—	—	0.1	0.9	4.3	2.6
Acumus Limited (ACL) September 21, 2012	—		—	25.1	5.5	—	—	30.6	—
Aires Consulting Group, Inc. October 1, 2012	—		—	1.7	—	0.2	0.7	2.6	1.0
Coyle Insurance Agency, Inc. October 1, 2012	42		1.2	4.5	—	0.3	1.1	7.1	2.3
Park Row Associates, Inc. October 1, 2012	84		3.0	1.0	—	—	—	4.0	—
Polak International Consultants, Inc. October 1, 2012	99		3.6	1.2	0.8	—	—	5.6	—
Unison, Inc. October 1, 2012	53		1.8	5.7	—	0.1	1.9	9.5	3.9
SRS Underwriting Agency PTY Ltd. (SRS) November 20, 2012	—		—	38.4	0.9	—	6.2	45.5	8.3

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Ahrold Fay Rosenberg December 1, 2012	133		$3.8	$4.4	$—	$0.9	$1.6	$10.7	$3.4
Brendis & Brendis, Inc. December 1, 2012	—		—	3.1	—	0.1	0.4	3.6	2.9
Charter Lakes Marine Insurance Agency December 1, 2012	—		—	7.9	1.0	0.9	3.8	13.6	5.5
Heiser Insurance Agency, Inc. December 1, 2012	—		—	4.1	—	0.5	0.7	5.3	2.0
Insurance Risk Managers of Missouri, Inc. December 1, 2012	—		—	2.0	—	0.2	0.3	2.5	1.0
Western Benefit Solutions, LLC December 1, 2012	—		—	17.1	—	0.1	1.9	19.1	9.4
Argus Benefits (AB) December 31, 2012	—		—	19.0	—	0.2	5.7	24.9	10.3
Corporate Benefit Advisors, LLC December 31, 2012	—		—	8.8	—	0.1	1.3	10.2	7.1
The Eriksen Group, Inc. December 31, 2012	—		—	5.0	—	0.1	0.8	5.9	3.4
Gardner & White Corporation December 31, 2012	—		—	16.5	—	1.0	5.7	23.2	8.0
Hardman & Howell Benefits December 31, 2012	—		—	11.6	—	0.1	1.0	12.7	5.3
Eighteen other acquisitions completed in 2012	208		7.0	20.2	—	0.7	5.6	33.5	13.4

	5,966		$203.6	$295.8	$8.2	$19.1	$87.6	$614.3	$235.2

Summary of Estimated Fair Values of Net Assets Acquired

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in the six-month period ended June 30, 2013 (in millions):

	MBI	ABA	PCL	GLG	Five Other Acquisitions	Total
Cash	$0.2	$—	$2.4	$—	$—	$2.6
Other current assets	—	—	33.5	—	0.1	33.6
Fixed assets	0.2	—	2.7	—	—	2.9
Noncurrent assets	—	—	0.2	—	—	0.2
Goodwill	2.0	7.6	34.3	0.5	4.8	49.2
Expiration lists	2.6	5.0	36.3	4.3	6.5	54.7
Non-compete agreements	0.1	0.2	0.4	0.1	0.2	1.0
Trade names	—	—	1.5	—	—	1.5

Total assets acquired	5.1	12.8	111.3	4.9	11.6	145.7

Current liabilities	0.6	—	35.3	—	0.1	36.0
Noncurrent liabilities	—	—	10.9	—	0.5	11.4

Total liabilities assumed	0.6	—	46.2	—	0.6	47.4

Total net assets acquired	$4.5	$12.8	$65.1	$4.9	$11.0	$98.3

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in 2012 (in millions):

	SKS	IDL	GMI	GSC	BPL	ACL	SRS	AB	Fifty-Two Other Acquisitions	Total
Cash	$0.4	$—	$0.2	$0.7	$1.5	$0.6	$2.8	$0.2	$10.9	$17.3
Other current assets	5.6	9.4	2.1	0.8	4.7	11.2	25.9	0.3	54.0	114.0
Fixed assets	0.1	0.3	0.1	0.1	0.3	—	0.2	0.1	3.3	4.5
Noncurrent assets	—	3.9	1.8	—	0.1	6.4	1.1	—	0.6	13.9
Goodwill	24.9	14.5	19.4	17.1	17.3	12.6	27.1	11.5	164.4	308.8
Expiration lists	27.1	15.4	13.9	27.9	10.4	16.4	19.7	13.1	191.6	335.5
Non-compete agreements	0.4	—	0.1	0.1	—	0.6	0.4	0.2	3.5	5.3
Trade names	—	0.6	—	—	0.3	—	2.2	—	—	3.1

Total assets acquired	58.5	44.1	37.6	46.7	34.6	47.8	79.4	25.4	428.3	802.4

Current liabilities	5.6	10.7	6.0	1.2	6.0	12.9	26.7	0.5	51.2	120.8
Noncurrent liabilities	10.6	6.7	5.4	—	1.7	4.3	7.2	—	31.4	67.3

Total liabilities assumed	16.2	17.4	11.4	1.2	7.7	17.2	33.9	0.5	82.6	188.1

Total net assets acquired	$42.3	$26.7	$26.2	$45.5	$26.9	$30.6	$45.5	$24.9	$345.7	$614.3

Summary of the Unaudited Pro Forma Historical Results

The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2012 (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Total revenues	$779.8	$661.7	$1,461.5	$1,216.9
Net earnings	93.5	73.7	134.1	101.7
Basic net earnings per share	0.73	0.62	1.06	0.86
Diluted net earnings per share	0.73	0.61	1.05	0.85

The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2011 (in millions, except per share data):

	Year Ended December 31,
	2012	2011
Total revenues	$2,650.1	$2,371.0
Earnings from continuing operations	205.2	159.3
Basic earnings from continuing operations per share	1.66	1.35
Diluted earnings from continuing operations per share	1.64	1.35

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Carrying Amount of Goodwill Allocated by Domestic and Foreign Operations

The carrying amount of goodwill at June 30, 2013 and December 31, 2012 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At June 30, 2013
United States	$1,177.4	$19.2	$—	$1,196.6
Foreign, principally Australia, Canada and the U.K.	307.5	2.0	—	309.5

Total goodwill—net	$1,484.9	$21.2	$—	$1,506.1

At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill—net	$1,451.4	$21.3	$—	$1,472.7

The carrying amount of goodwill at December 31, 2012 and 2011 allocated by domestic and foreign operations is as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
At December 31, 2012
United States	$1,158.1	$19.2	$—	$1,177.3
Foreign, principally Australia, Canada and the U.K.	293.3	2.1	—	295.4

Total goodwill - net	$1,451.4	$21.3	$—	$1,472.7

At December 31, 2011
United States	$951.0	$18.5	$—	$969.5
Foreign, principally Australia, Canada and the U.K.	185.6	0.2	—	185.8

Total goodwill - net	$1,136.6	$18.7	$—	$1,155.3

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the six-month period ended June 30, 2013 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7
Goodwill acquired during the period	49.2	—	—	49.2
Goodwill adjustments due to appraisals and other acquisition adjustments	3.3	—	—	3.3
Foreign currency translation adjustments during the period	(19.0)	(0.1)	—	(19.1)

Balance as of June 30, 2013	$1,484.9	$21.2	$—	$1,506.1

The changes in the carrying amount of goodwill for 2012 and 2011 are as follows (in millions):

	Brokerage	Risk Management	Corporate	Total
Balance as of January 1, 2011	$866.6	$17.1	$—	$883.7
Goodwill acquired during the year	246.0	—	—	246.0
Goodwill related to earnouts recognized during the year	30.0	—	—	30.0
Goodwill adjustments related to appraisals and other acqusition adjustments	6.9	1.6	—	8.5
Goodwill written-off related to sales of operations	(4.3)	—	—	(4.3)
Foreign currency translation adjustments during the year	(8.6)	—	—	(8.6)

Balance as of December 31, 2011	1,136.6	18.7	—	1,155.3
Goodwill acquired during the year	308.1	0.7	—	308.8
Goodwill related to earnouts recognized during the year	0.1	—	—	0.1
Goodwill adjustments related to appraisals and other acqusition adjustments	(0.6)	(0.2)	—	(0.8)
Goodwill related to transfers of operations between segments	(2.0)	2.0	—	—
Foreign currency translation adjustments during the year	9.2	0.1	—	9.3

Balance as of December 31, 2012	$1,451.4	$21.3	$—	$1,472.7

Major Classes of Amortizable Intangible Assets

Major classes of amortizable intangible assets at June 30, 2013 and December 31, 2012 consist of the following (in millions):

	June 30, 2013	December 31, 2012
Expiration lists	$1,207.8	$1,175.0
Accumulated amortization - expiration lists	(444.8)	(390.8)

	763.0	784.2

Non-compete agreements	30.6	30.9
Accumulated amortization - non-compete agreements	(24.3)	(23.3)

	6.3	7.6

Trade names	21.3	23.0
Accumulated amortization - trade names	(5.9)	(5.2)

	15.4	17.8

Net amortizable assets	$784.7	$809.6

Major classes of amortizable intangible assets consist of the following (in millions):

	December 31,
	2012	2011
Expiration lists	$1,175.0	$837.5
Accumulated amortization – expiration lists	(390.8)	(296.7)

	784.2	540.8

Non-compete agreements	30.9	26.3
Accumulated amortization – non-compete agreements	(23.3)	(21.3)

	7.6	5.0

Trade names	23.0	19.0
Accumulated amortization – trade names	(5.2)	(3.3)

	17.8	15.7

Net amortizable assets	$809.6	$561.5

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense for each of the next five years is as follows:

2013 (remaining six months)	$57.9
2014	113.5
2015	108.4
2016	103.1
2017	95.1

Total	$478.0

Estimated aggregate amortization expense for each of the next five years is as follows (in millions):

2013	$112.8
2014	110.1
2015	105.0
2016	99.6
2017	91.5

Total	$519.0

Credit and Other Debt Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Debt

The following is a summary of our corporate debt (in millions):

	June 30, 2013	December 31, 2012
Note Purchase Agreements:
Semi-annual payments of interest, fixed rate of 6.26%, balloon due 2014	$100.0	$100.0
Semi-annual payments of interest, fixed rate of 6.44%, balloon due 2017	300.0	300.0
Semi-annual payments of interest, fixed rate of 5.85%, $50 million due in 2016, 2018 and 2019	150.0	150.0
Semi-annual payments of interest, fixed rate of 5.18%, balloon due 2021	75.0	75.0
Semi-annual payments of interest, fixed rate of 5.49%, balloon due 2023	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.99%, balloon due 2020	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.69%, balloon due 2022	200.0	—

Total Note Purchase Agreements	925.0	725.0
Credit Agreement:
Periodic payments of interest and principal, prime or LIBOR plus up to 2.00%, expires July 14, 2014	—	129.0

	$925.0	$854.0

The following is a summary of our corporate debt (in millions):

	December 31,
	2012	2011
Note Purchase Agreements:
Semi-annual payments of interest, fixed rate of 6.26%, balloon due 2014	$100.0	$100.0
Semi-annual payments of interest, fixed rate of 6.44%, balloon due 2017	300.0	300.0
Semi-annual payments of interest, fixed rate of 5.85%, $50.0 million due in 2016, 2018 and 2019	150.0	150.0
Semi-annual payments of interest, fixed rate of 5.18%, balloon due 2021	75.0	75.0
Semi-annual payments of interest, fixed rate of 5.49%, balloon due 2023	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.99%, balloon due 2020	50.0	—

Total Note Purchase Agreements	725.0	675.0
Credit Agreement:
Periodic payments of interest and principal, prime or LIBOR plus up to 2.00%, expires July 14, 2014	129.0	10.0

	$854.0	$685.0

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Net EPS

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Net earnings	$93.5	$71.7	$134.0	$99.8

Weighted average number of common shares outstanding	127.3	119.7	126.7	118.0
Dilutive effect of stock options using the treasury stock method	1.6	1.5	1.5	1.5

Weighted average number of common and common equivalent shares outstanding	128.9	121.2	128.2	119.5

Basic net earnings per share	$0.73	$0.60	$1.06	$0.85

Diluted net earnings per share	$0.73	$0.59	$1.04	$0.83

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations	$195.0	$144.1	$163.3
Earnings from discontinued operations	—	—	10.8

Net earnings	$195.0	$144.1	$174.1

Weighted average number of common shares outstanding	121.0	111.7	104.8
Dilutive effect of stock options using the treasury stock method	1.5	0.8	0.3

Weighted average number of common and common equivalent shares outstanding	122.5	112.5	105.1

Basic net earnings per share:
Earnings from continuing operations	$1.61	$1.29	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.61	$1.29	$1.66

Diluted net earnings per share:
Earnings from continuing operations	$1.59	$1.28	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.59	$1.28	$1.66

Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Black-Scholes Option Pricing Model with Weighted Average

For purposes of expense recognition, the estimated fair values of the stock option grants are amortized to expense over the options’ vesting period. We estimated the fair value of stock options at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2013	2012
Expected dividend yield	3.5%	4.0%
Expected risk-free interest rate	1.2%	1.2%
Volatility	29.6%	26.7%
Expected life (in years)	6.0	5.0

For purposes of expense recognition in 2012, 2011 and 2010, the estimated fair values of the stock option grants are amortized to expense over the options’ vesting period. We estimated the fair value of stock options at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Expected dividend yield	4.0%	4.5%	5.0%
Expected risk-free interest rate	1.2%	2.7%	2.8%
Volatility	26.9%	26.8%	27.1%
Expected life (in years)	5.0	6.0	6.1

Stock Option Activity and Related Information

The following is a summary of our stock option activity and related information for 2013 (in millions, except exercise price and year data):

	Six-month period ended June 30, 2013
	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Beginning balance	9.0	$28.80
Granted	1.6	39.17
Exercised	(1.8)	26.97
Forfeited or canceled	—	—

Ending balance	8.8	$31.12	3.97	$111.3

Exercisable at end of period	4.3	$27.63	2.52	$68.7

Ending vested and expected to vest	8.7	$31.03	3.93	$110.4

The following is a summary of our stock option activity and related information for 2012, 2011 and 2010 (in millions, except exercise price and year data):

			Weighted
			Average
		Weighted	Remaining
	Shares	Average	Contractual	Aggregate
	Under	Exercise	Term	Intrinsic
	Option	Price	(in years)	Value
Year Ended December 31, 2012
Beginning balance	10.6	$27.20
Granted	1.4	35.71
Exercised	(2.8)	26.14
Forfeited or canceled	(0.2)	29.46

Ending balance	9.0	$28.80	3.41	$53.9

Exercisable at end of year	5.1	$27.50	2.52	$36.3

Ending vested and expected to vest	8.9	$28.76	3.39	$53.8

Year Ended December 31, 2011
Beginning balance	12.5	$26.71
Granted	0.9	30.95
Exercised	(2.6)	25.87
Forfeited or canceled	(0.2)	29.03

Ending balance	10.6	$27.20	3.42	$66.3

Exercisable at end of year	6.8	$27.10	2.83	$43.2

Ending vested and expected to vest	10.5	$27.20	3.41	$66.1

Year Ended December 31, 2010
Beginning balance	13.4	$26.26
Granted	0.9	24.24
Exercised	(1.5)	20.75
Forfeited or canceled	(0.3)	28.52

Ending balance	12.5	$26.71	3.68	$33.4

Exercisable at end of year	8.2	$26.92	3.09	$20.8

Ending vested and expected to vest	12.5	$26.71	3.67	$33.2

Other Information Regarding Stock Options Outstanding and Exercisable

Other information regarding stock options outstanding and exercisable at June 30, 2013 is summarized as follows (in millions, except exercise price and year data):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 10.58 - $ 27.10	1.8	3.51	$24.83	1.3	$24.76
27.11 - 28.65	1.8	2.49	27.56	1.4	27.61
28.86 - 30.95	2.0	2.53	30.04	1.4	29.77
31.24 - 35.95	1.5	5.12	35.38	0.2	32.96
39.17 - 39.17	1.7	6.70	39.17	—	—

$ 10.58 - $ 39.17	8.8	3.97	$31.12	4.3	$27.63

Other information regarding stock options outstanding and exercisable at December 31, 2012 is summarized as follows (in millions, except exercise price and year data):

	Options Outstanding			Options Exercisable
		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average
	Number	Term	Exercise	Number	Exercise
Range of Exercise Prices	Outstanding	(in years)	Price	Exercisable	Price
$10.58 - $ 24.90	2.1	2.84	$24.24	1.4	$24.27
24.99 - 27.25	2.2	2.95	27.00	1.5	27.02
27.35 - 29.42	2.0	2.32	29.12	1.6	29.11
29.45 - 35.71	2.7	5.01	33.51	0.6	31.57

$10.58 - $ 35.71	9.0	3.41	$28.80	5.1	$27.50

Retirement Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Components of Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for the plan consists of the following (in millions):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Service cost	$0.1	$0.1	$0.2	$0.2
Interest cost on benefit obligation	3.0	3.0	5.9	6.0
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)
Amortization of net actuarial loss	1.9	1.7	3.9	3.6

Net periodic benefit cost	$0.7	$1.0	$1.4	$2.2

Reconciliation of Balances of Pension Benefit Obligation and Fair Value of Plan Assets

A reconciliation of the beginning and ending balances of the pension benefit obligation and fair value of plan assets and the funded status of the plan is as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in pension benefit obligation:
Benefit obligation at beginning of year	$267.1	$220.0
Service cost	0.4	0.4
Interest cost	11.8	11.9
Net actuarial loss	20.9	41.7
Benefits paid	(8.2)	(6.9)

Benefit obligation at end of year	$292.0	$267.1

Change in plan assets:
Fair value of plan assets at beginning of year	$202.9	$199.7
Actual return on plan assets	25.5	2.9
Contributions by Gallagher	7.2	7.2
Benefits paid	(8.2)	(6.9)

Fair value of plan assets at end of year	$227.4	$202.9

Funded status of the plan (underfunded)	$(64.6)	$(64.2)

Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liabilities - accrued benefit liability	$(64.6)	$(64.2)
Accumulated other comprehensive loss - net actuarial loss	90.9	87.5

Net amount included in retained earnings	$26.3	$23.3

Components of Periodic Pension Benefit Cost and Other Changes in Plan Assets and Obligations Recognized in Other Comprehensive Earnings

The components of the net periodic pension benefit cost for the plan and other changes in plan assets and obligations recognized in other comprehensive earnings consist of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Net periodic pension cost (earnings):
Service cost	$0.4	$0.4	$0.4
Interest cost on benefit obligation	11.8	11.9	11.7
Expected return on plan assets	(15.2)	(14.9)	(13.4)
Amortization of net loss	7.2	1.6	1.6

Net periodic benefit cost (earnings)	4.2	(1.0)	0.3

Other changes in plan assets and obligations recognized in other comprehensive earnings:
Net loss incurred	10.6	53.8	0.6
Amortization of net loss	(7.2)	(1.6)	(1.6)

Total recognized in other comprehensive (earnings) loss	3.4	52.2	(1.0)

Total recognized in net periodic pension cost (earnings) and other comprehensive (earnings) loss	$7.6	$51.2	$(0.7)

Estimated amortization for the following year:
Amortization of net loss	$7.7	$2.3	$1.6

Weighted Average Assumptions of Pension Benefit Obligation and Net Periodic Pension Benefit Cost

The following weighted average assumptions were used at December 31 in determining the plan’s pension benefit obligation:

	December 31,
	2012	2011
Discount rate	4.00%	4.50%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%

The following weighted average assumptions were used at January 1 in determining the plan’s net periodic pension benefit cost:

	Year Ended December 31,
	2012	2011	2010
Discount rate	4.50%	5.50%	5.75%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%	7.50%

Schedule of Benefit Payments Expected to be Paid by Plan	The following benefit payments are expected to be paid by the plan (in millions):

2013	$8.8
2014	9.7
2015	10.5
2016	11.4
2017	12.2
Years 2018 to 2022	72.9

Summary of Plans Weighted Average Asset Allocations

The following is a summary of the plan’s weighted average asset allocations at December 31 by asset category:

	December 31,
Asset Category	2012	2011
Equity securities	66.0%	64.0%
Debt securities	27.0%	29.0%
Real estate	7.0%	7.0%

Total	100.0%	100.0%

Summary of Plan's Assets Carried at Fair Value

The following is a summary of the plan’s assets carried at fair value as of December 31 by level within the fair value hierarchy (in millions):

	December 31,
Fair Value Hierarchy	2012	2011
Level 1	$—	$—
Level 2	136.3	123.3
Level 3	91.1	79.6

Total fair value	$227.4	$202.9

Reconciliation of Beginning and Ending Balances for Level 3 Assets of Plan Measured at Fair Value

The following is a reconciliation of the beginning and ending balances for the Level 3 assets of the plan measured at fair value (in millions):

	Year Ended December 31,
	2012	2011
Fair value at January 1	$79.6	$80.6
Settlements	—	(0.8)
Unrealized gains (losses)	11.5	(0.2)

Fair value at December 31	$91.1	$79.6

Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments Reported In Other Current and Non-Current Assets

The following is a summary of our investments and the related funding commitments (in millions):

	June 30, 2013		December 31,
		Funding	2012
	Assets	Commitments	Assets
Chem-Mod LLC	$4.0	$—	$4.0
Chem-Mod International LLC	2.0	—	2.0
C-Quest Technology LLC	—	—	—
Clean-coal investments
Non-controlling interest in four limited liability companies that own nine 2009 Era Clean Coal Plants	8.5	2.0	2.8
Controlling interest in two limited liability companies that own five 2009 Era Clean Coal Plants	5.5	2.0	6.3
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	12.5	—	13.2
Controlling interest in four limited liability companies that own four 2011 Era Clean Coal Plants	25.8	5.2	9.2
Controlling interest in a limited liability company that owns six 2011 Era Clean Coal Plants	3.7	4.6	5.1
Notes receivable and interest from co-investor related to the sales of three 2009 Era Plants	—	—	8.5
Other investments	3.5	5.9	3.0

Total investments	$65.5	$19.7	$54.1

The following is a summary of our investments and the related funding commitments (in millions):

	December 31, 2012		December 31,
	Assets	Funding Commitments	2011 Assets
Chem-Mod LLC	$4.0	$—	$—
Chem-Mod International LLC	2.0		—
C-Quest Technology LLC	—	—	—
Clean coal investments:
Non-controlling interest in five limited liability companiesthat own twelve 2009 Era Clean Coal Plants	7.8	0.4	8.9
Controlling interest in a limited liability company that owns two 2009 Era Clean Coal Plants	1.3	—	1.5
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	13.2	—	—
Controlling interest in a limited liability company that owns ten 2011 Era Clean Coal Plants	14.3	3.9	33.4
Notes receivable and interest from co-investorrelated to the sales of three 2009 Era Plants	8.5	—	8.0
Other investments	3.0	2.9	2.0

Total investments	$54.1	$7.2	$53.8

Commitments, Contingencies and Off-Balance Sheet Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Contractual Obligations

Our future minimum cash payments, including interest, associated with our contractual obligations pursuant to the note purchase agreements and Credit Agreement, operating leases and purchase commitments at June 30, 2013 were as follows (in millions):

	Payments Due by Period
Contractual Obligations	2013	2014	2015	2016	2017	Thereafter	Total
Note purchase agreements	$—	$100.0	$—	$50.0	$300.0	$475.0	$925.0
Credit Agreement	—	—	—	—	—	—	—
Interest on debt	25.2	50.4	44.1	44.1	41.2	76.6	281.6

Total debt obligations	25.2	150.4	44.1	94.1	341.2	551.6	1,206.6
Operating lease obligations	34.6	60.7	52.7	43.0	36.3	97.8	325.1
Less sublease arrangements	(2.1)	(1.6)	(0.7)	(0.1)	—	—	(4.5)
Outstanding purchase obligations	7.7	10.6	7.0	1.3	0.3	—	26.9

Total contractual obligations	$65.4	$220.1	$103.1	$138.3	$377.8	$649.4	$1,554.1

Our future minimum cash payments, including interest, associated with our contractual obligations pursuant to the note purchase agreements and Credit Agreement, operating leases and purchase commitments at December 31, 2012 were as follows (in millions):

	Payments Due by Period
Contractual Obligations	2013	2014	2015	2016	2017	Thereafter	Total
Note Purchase Agreements	$—	$100.0	$—	$50.0	$300.0	$275.0	$725.0
Credit Agreement	129.0	—	—	—	—	—	129.0
Interest expense in debt	43.1	43.0	36.7	36.7	33.8	43.3	236.6

Total debt obligations	172.1	143.0	36.7	86.7	333.8	318.3	1,090.6
Operating lease obligations	69.1	51.5	43.3	32.4	23.4	31.4	251.1
Less sublease arrangements	(2.0)	(1.6)	(0.6)	—	—	—	(4.2)
Outstanding purchase obligations	17.6	12.0	7.0	1.3	0.3	—	38.2

Total contractual obligations	$256.8	$204.9	$86.4	$120.4	$357.5	$349.7	$1,375.7

Off-Balance Sheet Commitments

Off-Balance Sheet Commitments - Our total unrecorded commitments associated with outstanding letters of credit, financial guarantees and funding commitments as of June 30, 2013 were as follows (in millions):

							Total Amounts Committed
	Amount of Commitment Expiration by Period
Off-Balance Sheet Commitments	2013	2014	2015	2016	2017	Thereafter
Letters of credit	$—	$—	$—	$—	$—	$15.9	$15.9
Financial guarantees	—	—	—	—	—	9.3	9.3
Funding commitments	16.8	—	—	—	—	2.9	19.7

Total commitments	$16.8	$—	$—	$—	$—	$28.1	$44.9

Off-Balance Sheet Commitments - Our total unrecorded commitments associated with outstanding letters of credit, financial guarantees and funding commitments at December 31, 2012 were as follows (in millions):

							Total
	Amount of Commitment Expiration by Period						Amounts
Off-Balance Sheet Commitments	2013	2014	2015	2016	2017	Thereafter	Committed
Letters of credit	$—	$—	$—	$—	$—	$15.9	$15.9
Financial guarantees	—	—	—	—	—	9.3	9.3
Funding commitments	4.3	—	—	—	—	2.9	7.2

Total commitments	$4.3	$—	$—	$—	$—	$28.1	$32.4

Outstanding Letters of Credit and Funding Commitments

Our commitments associated with outstanding letters of credit, financial guarantees and funding commitments at December 31, 2012 were as follows (all dollar amounts in table are in millions):

Description, Purpose and Trigger	Collateral	Compensation to Us	Maximum Exposure	Liability Recorded
IRC Section 45 project capital commitments
Funding commitments to construct refined coal plants into permanent operations Trigger - Construction contract terms	None	None	$4.3	$—
Venture capital fund
Funding commitment to two funds - $1.5 million and $1.4 million expire in 2019 and 2023, respectively Trigger - Agreed conditions met	None	None	2.9	—
Other
Credit support under letters of credit for deductibles due by us on our own insurance coverages - expires after 2017	None	None	10.2	8.5
Trigger - We do not reimburse the insurance companies for deductibles the insurance companies advance on behalf of us
Financial guarantee of a mortgage loan to a U.K.-based employee - expires when mortgage balance is reduced to $6.4 million Trigger - Default on mortgage payments	(1)	None	9.3	—
Credit enhancement under letters of credit for our Bermuda captive insurance operation to meet minimum statutory capital requirements - expires after 2017	None	Reimbursement of LOC fees	3.7	—
Trigger - Dissolution or catastrophic financial results of the operation
Credit support under letters of credit for clients’ claim funds held by our Bermuda captive insurance operation in a fiduciary capacity - expires after 2017 Trigger - Investments fall below prescribed levels	None	Reimbursement of LOC fees	2.0	—

			$32.4	$8.5

(1)	The guarantee has no collateral. The mortgage loan has a lien on real property with an appraised value of approximately $11.0 million.

Accumulated Other Comprehensive Earnings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Accumulated Comprehensive Earnings (Loss)

The after-tax components of our accumulated other comprehensive loss consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Investments	Accumulated Comprehensive Loss
Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)
Net change in period	0.2	(39.0)	(1.0)	(39.8)

Balance as of June 30, 2013	$(52.2)	$(18.5)	$(1.9)	$(72.6)

The after-tax components of our accumulated comprehensive earnings (loss) consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Instruments	Accumulated Comprehensive Earnings (Loss)
Balance as of January 1, 2010	$(20.5)	$10.4	$1.1	$(9.0)
Net change in period	2.1	10.1	(1.0)	11.2

Balance as of December 31, 2010	$(18.4)	$20.5	$0.1	$2.2
Net change in period	(30.6)	(16.1)	(2.7)	(49.4)

Balance as of December 31, 2011	$(49.0)	$4.4	$(2.6)	$(47.2)
Net change in period	(3.4)	16.1	1.7	14.4

Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Segment Reporting Information by Segment

Financial information relating to our segments for the three-month and six-month periods ended June 30, 2013 and 2012 is as follows (in millions):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Brokerage
Total revenues	$550.9	$473.5	$1,005.3	$858.8

Earnings before income taxes	$112.6	$92.3	$153.2	$121.8

Identifiable assets at June 30, 2013 and 2012			$4,325.2	$3,955.7

Risk Management
Total revenues	$156.2	$143.4	$309.8	$284.7

Earnings before income taxes	$20.2	$17.6	$41.7	$36.7

Identifiable assets at June 30, 2013 and 2012			$530.8	$537.8

Corporate
Total revenues	$72.4	$33.0	$138.5	$53.2

Loss before income taxes	$(35.4)	$(18.8)	$(55.2)	$(34.9)

Identifiable assets at June 30, 2013 and 2012			$706.1	$640.1

Financial information relating to our segments for 2012, 2011 and 2010 is as follows (in millions):

Year Ended December 31, 2012	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$1,302.5	$—	$—	$1,302.5
Fees	403.2	568.5	—	971.7
Supplemental commissions	67.9	—	—	67.9
Contingent commissions	42.9	—	—	42.9
Investment income	7.2	3.2	—	10.4
Gains on books of business sales and other	3.9	—	—	3.9
Revenue from clean coal activities	—	—	119.6	119.6
Other - net gain	—	—	1.4	1.4

Total revenues	1,827.6	571.7	121.0	2,520.3

Compensation	1,131.6	347.0	14.8	1,493.4
Operating	312.7	137.7	32.8	483.2
Cost of revenues from clean coal activities	—	—	111.6	111.6
Interest	—	—	43.0	43.0
Depreciation	24.7	16.0	0.7	41.4
Amortization	96.2	2.8	—	99.0
Change in estimated acquisition earnout payables	3.6	(0.2)	—	3.4

Total expenses	1,568.8	503.3	202.9	2,275.0

Earnings (loss) from continuing operations before income taxes	258.8	68.4	(81.9)	245.3
Provision (benefit) for income taxes	103.0	25.9	(78.6)	50.3

Earnings (loss) from continuing operations	$155.8	$42.5	$(3.3)	$195.0

Net foreign exchange loss	$(1.6)	$(0.1)	$(0.2)	$(1.9)
Revenues:
United States	$1,431.6	$453.5	$121.0	$2,006.1
Foreign, principally Australia, Bermuda, Canada and the U.K.	396.0	118.2	—	514.2

Total revenues	$1,827.6	$571.7	$121.0	$2,520.3

At December 31, 2012
Identifiable assets:
United States	$2,637.1	$390.9	$647.9	$3,675.9
Foreign, principally Australia, Bermuda, Canada and the U.K.	1,559.7	107.7	9.0	1,676.4

Total identifiable assets	$4,196.8	$498.6	$656.9	$5,352.3

Goodwill - net	$1,451.4	$21.3	$—	$1,472.7
Amortizable intangible assets - net	791.6	18.0	—	809.6

Year Ended December 31, 2011	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$1,127.4	$—	$—	$1,127.4
Fees	324.1	546.1	—	870.2
Supplemental commissions	56.0	—	—	56.0
Contingent commissions	38.1	—	—	38.1
Investment income	5.4	2.7	—	8.1
Gains on books of business sales and other	5.5	—	—	5.5
Revenues from clean coal activities	—	—	29.2	29.2
Other - net gain	—	—	0.2	0.2

Total revenues	1,556.5	548.8	29.4	2,134.7

Compensation	968.4	344.1	13.6	1,326.1
Operating	267.3	135.8	15.9	419.0
Cost of revenues from clean coal activities	—	—	32.0	32.0
Interest	—	—	40.8	40.8
Depreciation	21.2	14.2	0.5	35.9
Amortization	77.0	2.3	—	79.3
Change in estimated acquisition earnout payables	(6.2)	—	—	(6.2)

Total expenses	1,327.7	496.4	102.8	1,926.9

Earnings (loss) from continuing operations before income taxes	228.8	52.4	(73.4)	207.8
Provision (benefit) for income taxes	88.6	19.1	(44.0)	63.7

Earnings (loss) from continuing operations	$140.2	$33.3	$(29.4)	$144.1

Net foreign exchange loss	$—	$—	$(0.2)	$(0.2)
Revenues:
United States	$1,266.2	$429.5	$29.4	$1,725.1
Foreign, principally Australia, Bermuda, Canada and the U.K.	290.3	119.3	—	409.6

Total revenues	$1,556.5	$548.8	$29.4	$2,134.7

At December 31, 2011
Identifiable assets:
United States	$2,215.3	$384.5	$602.7	$3,202.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	1,131.3	144.6	5.1	1,281.0

Total identifiable assets	$3,346.6	$529.1	$607.8	$4,483.5

Goodwill - net	$1,136.6	$18.7	$—	$1,155.3
Amortizable intangible assets - net	542.3	19.2	—	561.5

Year Ended December 31, 2010	Brokerage	Risk Management	Corporate	Total
Revenues:
Commissions	$957.3	$—	$—	$957.3
Fees	274.9	460.1	—	735.0
Supplemental commissions	60.8	—	—	60.8
Contingent commissions	36.8	—	—	36.8
Investment income	4.9	2.0	—	6.9
Gains on books of business sales and other	5.9	—	—	5.9
Revenues from clean coal activities	—	—	65.6	65.6
Other - net loss	—	—	(4.1)	(4.1)

Total revenues	1,340.6	462.1	61.5	1,864.2

Compensation	817.1	288.0	12.4	1,117.5
Operating	223.6	109.1	21.9	354.6
Cost of revenues from clean coal activities	—	—	64.0	64.0
Interest	—	—	34.6	34.6
Depreciation	19.5	12.4	0.4	32.3
Amortization	59.8	1.0	—	60.8
Change in estimated acquisition earnout payables	(2.6)	—	—	(2.6)

Total expenses	1,117.4	410.5	133.3	1,661.2

Earnings (loss) from continuing operations before income taxes	223.2	51.6	(71.8)	203.0
Provision (benefit) for income taxes	87.7	20.3	(68.3)	39.7

Earnings (loss) from continuing operations	$135.5	$31.3	$(3.5)	$163.3

Net foreign exchange gain (loss)	$(0.9)	$0.1	$—	$(0.8)
Revenues:
United States	$1,169.6	$382.0	$61.9	$1,613.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	171.0	80.1	(0.4)	250.7

Total revenues	$1,340.6	$462.1	$61.5	$1,864.2

At December 31, 2010
Identifiable assets:
United States	$1,995.8	$388.6	$511.1	$2,895.5
Foreign, principally Australia, Bermuda, Canada and the U.K.	564.9	132.7	2.9	700.5

Total identifiable assets	$2,560.7	$521.3	$514.0	$3,596.0

Goodwill - net	$866.6	$17.1	$—	$883.7
Amortizable intangible assets - net	461.9	21.6	—	483.5

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Useful Life of Fixed Assets

Depreciation for fixed assets is computed using the straight-line method over the following estimated useful lives:

Useful Life
Computer equipment	Three to five years
Furniture and fixtures	Three to ten years
Office equipment	Three to ten years
Software	Three to five years
Leasehold improvements	Shorter of the lease term or useful life of the asset

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fixed Assets

Major classes of fixed assets consist of the following (in millions):

	December 31,
	2012	2011
Office equipment	$15.1	$11.8
Furniture and fixtures	74.2	71.2
Computer equipment	116.7	99.7
Leasehold improvements	52.2	45.9
Software	102.7	105.4
Other	2.9	2.5

	363.8	336.5
Accumulated depreciation	(258.4)	(245.2)

Net fixed assets	$105.4	$91.3

Restricted Stock and Cash Awards (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Restricted Stock Awards Vesting Periods

The vesting periods of the 2012, 2011 and 2010 restricted stock awards are as follows (in actual shares):

	Shares Granted
Vesting Period	2012	2011	2010
One year	20,000	20,000	12,000
Two years	—	—	17,000
Four years	332,000	200,000	187,000
Five years	—	4,000	—
Ten years	—	—	—

Total shares granted	352,000	224,000	216,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Earnings from Continuing Operations Before Income Taxes and Provision for Income Taxes

Significant components of earnings from continuing operations before income taxes and the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations before income taxes:
Domestic	$234.7	$194.7	$169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.	10.6	13.1	33.3

	$245.3	$207.8	$203.0

Provision for income taxes - continuing operations:
Federal:
Current	$45.4	$7.8	$(2.9)
Deferred	(14.6)	38.4	21.3

	30.8	46.2	18.4

State and local:
Current	17.3	7.2	10.8
Deferred	(2.9)	5.9	(0.8)

	14.4	13.1	10.0

Foreign:
Current	8.7	7.4	9.3
Deferred	(3.6)	(3.0)	2.0

	5.1	4.4	11.3

Total provision for income taxes - continuing operations	$50.3	$63.7	$39.7

Reconciliation of Provision for Income Taxes from Continuing Operations with Federal Statutory Income Tax Rate

A reconciliation of the provision for income taxes from continuing operations with the U.S. Federal statutory income tax rate is as follows (in millions, except percentages):

	Year Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings
Federal statutory rate	$85.9	35.0	$72.7	35.0	$71.1	35.0
State income taxes - net of
Federal benefit	9.4	3.8	9.8	4.7	5.4	2.6
Foreign taxes	0.9	0.4	0.6	0.3	1.2	0.6
Alternative energy, foreign and other tax credits	(45.3)	(18.5)	(13.2)	(6.4)	(13.7)	(6.7)
Foreign dividends and other permanent differences	(2.7)	(1.1)	0.2	0.1	4.5	2.2
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items	0.6	0.2	(1.9)	(0.9)	(30.7)	(15.1)
Change in valuation allowance	0.3	0.1	(0.7)	(0.3)	1.0	0.5
Other	1.2	0.6	(3.8)	(1.8)	0.9	0.5

Provision for income taxes - continuing operations	$50.3	20.5	$63.7	30.7	$39.7	19.6

Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in millions):

	December 31,
	2012	2011
Gross unrecognized tax benefits at January 1	$5.8	$7.9
Increases in tax positions for current year	1.7	1.2
Settlements	(0.3)	(2.0)
Lapse in statute of limitations	(1.6)	(1.4)
Increases in tax positions for prior years	1.1	0.9
Decreases in tax positions for prior years	—	(0.8)

Gross unrecognized tax benefits at December 31	$6.7	$5.8

Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities are as follows (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Alternative minimum tax and other credit carryforwards	$112.3	$111.7
Accrued and unfunded compensation and employee benefits	107.1	88.0
Compensation expense related to stock options	15.7	22.3
Investments	16.3	9.1
Accrued liabilities	27.3	29.6
Accrued pension liability	27.3	35.0
Net operating loss carryforwards	11.3	8.6
Depreciable fixed assets	0.7	—
Other	9.6	10.1

Total deferred tax assets	327.6	314.4
Valuation allowance for deferred tax assets	(7.4)	(7.7)

Deferred tax assets	320.2	306.7

Deferred tax liabilities:
Nondeductible amortizable intangible assets	139.2	87.4
Depreciable fixed assets	—	12.3
Other prepaid items	5.2	2.3
Investment-related partnerships	17.5	8.7
Prepaid pension cost	—	2.4
Accrued liabilities	2.0	2.0

Total deferred tax liabilities	163.9	115.1

Net deferred tax assets	$156.3	$191.6

Quarterly Operating Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Operating Results

Quarterly operating results for 2012 and 2011 were as follows (in millions, except per share data):

	1st	2nd	3rd	4th
2012
Total revenues	$546.8	$649.9	$650.4	$673.2
Total expenses	514.3	558.8	574.1	627.8

Earnings from continuing operations before income taxes	$32.5	$91.1	$76.3	$45.4

Earnings from continuing operations	$28.1	$71.7	$61.7	$33.5
Earnings from discontinued operations	—	—	—	—

Net earnings	$28.1	$71.7	$61.7	$33.5

Basic net earnings per share:
Earnings from continuing operations	$0.24	$0.60	$0.50	$0.27
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.24	$0.60	$0.50	$0.27

Diluted net earnings per share:
Earnings from continuing operations	$0.24	$0.59	$0.50	$0.27
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.24	$0.59	$0.50	$0.27

2011
Total revenues	$447.4	$546.1	$562.8	$578.4
Total expenses	423.9	480.2	491.8	531.0

Earnings from continuing operations before income taxes	$23.5	$65.9	$71.0	$47.4

Earnings from continuing operations	$15.2	$41.7	$46.7	$40.5
Earnings from discontinued operations	—	—	—	—

Net earnings	$15.2	$41.7	$46.7	$40.5

Basic net earnings per share:
Earnings from continuing operations	$0.14	$0.38	$0.41	$0.36
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.14	$0.38	$0.41	$0.36

Diluted net earnings per share:
Earnings from continuing operations	$0.14	$0.37	$0.41	$0.35
Earnings from discontinued operations	—	—	—	—

Net earnings	$0.14	$0.37	$0.41	$0.35

Nature of Operations and Basis of Presentation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Country	Dec. 31, 2012 Country
Business And Basis Of Presentation [Line Items]
Number of countries in which the company has operations	20	18
Number of countries in which the company does business through a network of correspondent brokers and consultants	140	140

Business Combinations - Acquisition Method for Recording Business Combinations (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Common Shares Issued	30,000	5,966,000
Common Share Value	$ 1.4	$ 203.6
Cash Paid	89.6	295.8
Accrued Liability		8.2
Escrow Deposited	0.8	19.1
Recorded Earnout Payable	6.5	87.6
Total Recorded Purchase Price	98.3	614.3
Maximum Potential Earnout Payable	21.8	235.2
Metzler Brothers Insurance (MBI) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	3.4
Accrued Liability
Escrow Deposited	0.4
Recorded Earnout Payable	0.7
Total Recorded Purchase Price	4.5
Maximum Potential Earnout Payable	1.4
Advanced Benefit Advisors, Inc. (ABA) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	10.9
Accrued Liability
Escrow Deposited	0.1
Recorded Earnout Payable	1.8
Total Recorded Purchase Price	12.8
Maximum Potential Earnout Payable	7
Property & Commercial Limited (PCL) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	65.1
Accrued Liability
Escrow Deposited
Recorded Earnout Payable
Total Recorded Purchase Price	65.1
Maximum Potential Earnout Payable
Garza Long Group, LLC (GLG) [Member]
Business Acquisition [Line Items]
Common Shares Issued
Common Share Value
Cash Paid	4.3
Accrued Liability
Escrow Deposited	0.1
Recorded Earnout Payable	0.5
Total Recorded Purchase Price	4.9
Maximum Potential Earnout Payable	6.7
Five Other Acquisitions Completed [Member]
Business Acquisition [Line Items]
Common Shares Issued	30,000
Common Share Value	1.4
Cash Paid	5.9
Accrued Liability
Escrow Deposited	0.2
Recorded Earnout Payable	3.5
Total Recorded Purchase Price	11
Maximum Potential Earnout Payable	6.7
Riley & Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		64,000
Common Share Value		1.9
Cash Paid		0.7
Escrow Deposited		0.3
Recorded Earnout Payable		1.2
Total Recorded Purchase Price		4.1
Maximum Potential Earnout Payable		1.6
Detlefs & Company Benefit Resources, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		52,000
Common Share Value		1.7
Cash Paid		0.6
Escrow Deposited		0.1
Total Recorded Purchase Price		2.4
Maximum Potential Earnout Payable		1.4
First Premium Insurance Group, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		599,000
Common Share Value		19.9
Cash Paid		0.4
Escrow Deposited		1
Recorded Earnout Payable		2.8
Total Recorded Purchase Price		24.1
Maximum Potential Earnout Payable		7
Gary Johnson & Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		55,000
Common Share Value		1.8
Cash Paid		0.7
Escrow Deposited		0.1
Recorded Earnout Payable		0.3
Total Recorded Purchase Price		2.9
Maximum Potential Earnout Payable		1.4
ProSource Financial, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		207,000
Common Share Value		7.3
Cash Paid		6.7
Escrow Deposited		0.5
Recorded Earnout Payable		1.3
Total Recorded Purchase Price		15.8
Maximum Potential Earnout Payable		9.5
Benefit Link Resource Group, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		357,000
Common Share Value		12.3
Escrow Deposited		0.5
Recorded Earnout Payable		6
Total Recorded Purchase Price		18.8
Maximum Potential Earnout Payable		8
Human Resource Management Systems, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		143,000
Common Share Value		5
Cash Paid		1.7
Escrow Deposited		0.1
Recorded Earnout Payable		1.8
Total Recorded Purchase Price		8.6
Maximum Potential Earnout Payable		5.3
Wischmeyer Financial, LP [Member]
Business Acquisition [Line Items]
Common Shares Issued		142,000
Common Share Value		4.9
Cash Paid		1.6
Escrow Deposited		0.1
Recorded Earnout Payable		1.4
Total Recorded Purchase Price		8
Maximum Potential Earnout Payable		5.5
Besselman & Little Agency, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		195,000
Common Share Value		7
Cash Paid		2.4
Escrow Deposited		0.1
Recorded Earnout Payable		1.2
Total Recorded Purchase Price		10.7
Maximum Potential Earnout Payable		4.6
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) [Member]
Business Acquisition [Line Items]
Common Shares Issued		744,000
Common Share Value		27.6
Cash Paid		13.3
Recorded Earnout Payable		1.4
Total Recorded Purchase Price		42.3
Maximum Potential Earnout Payable		18.5
CGM Gallagher Group Limited (CGM) [Member]
Business Acquisition [Line Items]
Cash Paid		12
Total Recorded Purchase Price		12
VEBA Service Group, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		162,000
Common Share Value		5.8
Cash Paid		2
Escrow Deposited		0.1
Recorded Earnout Payable		1.4
Total Recorded Purchase Price		9.3
Maximum Potential Earnout Payable		4.2
Professional Claims Managers, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		175,000
Common Share Value		5.4
Cash Paid		2.2
Escrow Deposited		0.6
Recorded Earnout Payable		1.3
Total Recorded Purchase Price		9.5
Maximum Potential Earnout Payable		3.9
Insurance Dialogue Limited (IDL) [Member]
Business Acquisition [Line Items]
Cash Paid		26.7
Total Recorded Purchase Price		26.7
Grossman & Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		99,000
Common Share Value		3.3
Escrow Deposited		0.1
Recorded Earnout Payable		0.6
Total Recorded Purchase Price		4
Maximum Potential Earnout Payable		5.6
Broker Benefit Services, LLC [Member]
Business Acquisition [Line Items]
Common Shares Issued		180,000
Common Share Value		6.2
Cash Paid		2.1
Escrow Deposited		0.1
Recorded Earnout Payable		0.8
Total Recorded Purchase Price		9.2
Maximum Potential Earnout Payable		4
Whitehaven Insurance Group, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		75,000
Common Share Value		2.6
Cash Paid		0.6
Escrow Deposited		0.2
Recorded Earnout Payable		0.7
Total Recorded Purchase Price		4.1
Maximum Potential Earnout Payable		1.6
Contego Underwriting Limited [Member]
Business Acquisition [Line Items]
Cash Paid		7.1
Recorded Earnout Payable		4.8
Total Recorded Purchase Price		11.9
Maximum Potential Earnout Payable		6.3
Grace/Meyer Insurance Agency, Inc. (GMI) [Member]
Business Acquisition [Line Items]
Common Shares Issued		549,000
Common Share Value		19.5
Cash Paid		1.5
Escrow Deposited		2.6
Recorded Earnout Payable		2.6
Total Recorded Purchase Price		26.2
Maximum Potential Earnout Payable		7
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) [Member]
Business Acquisition [Line Items]
Common Shares Issued		905,000
Common Share Value		28.6
Cash Paid		7
Escrow Deposited		6.7
Recorded Earnout Payable		3.2
Total Recorded Purchase Price		45.5
Maximum Potential Earnout Payable		19.5
Miller Buettner & Parrott, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		127,000
Common Share Value		4.4
Cash Paid		1.5
Escrow Deposited		0.1
Recorded Earnout Payable		1.7
Total Recorded Purchase Price		7.7
Maximum Potential Earnout Payable		6
Triad USA, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		164,000
Common Share Value		5.6
Cash Paid		1.9
Escrow Deposited		0.2
Recorded Earnout Payable		1.5
Total Recorded Purchase Price		9.2
Maximum Potential Earnout Payable		7.3
Blenheim Park Ltd. (BPL) [Member]
Business Acquisition [Line Items]
Common Shares Issued		254,000
Common Share Value		9.1
Cash Paid		5.8
Recorded Earnout Payable		12
Total Recorded Purchase Price		26.9
Maximum Potential Earnout Payable		17.2
Sunday and Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		99,000
Common Share Value		3.3
Escrow Deposited		0.1
Recorded Earnout Payable		0.9
Total Recorded Purchase Price		4.3
Maximum Potential Earnout Payable		2.6
Acumus Limited (ACL) [Member]
Business Acquisition [Line Items]
Cash Paid		25.1
Accrued Liability		5.5
Total Recorded Purchase Price		30.6
Aires Consulting Group, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		1.7
Escrow Deposited		0.2
Recorded Earnout Payable		0.7
Total Recorded Purchase Price		2.6
Maximum Potential Earnout Payable		1
Coyle Insurance Agency, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		42,000
Common Share Value		1.2
Cash Paid		4.5
Escrow Deposited		0.3
Recorded Earnout Payable		1.1
Total Recorded Purchase Price		7.1
Maximum Potential Earnout Payable		2.3
Park Row Associates, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		84,000
Common Share Value		3
Cash Paid		1
Total Recorded Purchase Price		4
Polak International Consultants, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		99,000
Common Share Value		3.6
Cash Paid		1.2
Accrued Liability		0.8
Total Recorded Purchase Price		5.6
Unison, Inc. [Member]
Business Acquisition [Line Items]
Common Shares Issued		53,000
Common Share Value		1.8
Cash Paid		5.7
Escrow Deposited		0.1
Recorded Earnout Payable		1.9
Total Recorded Purchase Price		9.5
Maximum Potential Earnout Payable		3.9
SRS Underwriting Agency PTY Ltd. (SRS) [Member]
Business Acquisition [Line Items]
Cash Paid		38.4
Accrued Liability		0.9
Recorded Earnout Payable		6.2
Total Recorded Purchase Price		45.5
Maximum Potential Earnout Payable		8.3
Ahrold Fay Rosenberg [Member]
Business Acquisition [Line Items]
Common Shares Issued		133,000
Common Share Value		3.8
Cash Paid		4.4
Escrow Deposited		0.9
Recorded Earnout Payable		1.6
Total Recorded Purchase Price		10.7
Maximum Potential Earnout Payable		3.4
Brendis & Brendis Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		3.1
Escrow Deposited		0.1
Recorded Earnout Payable		0.4
Total Recorded Purchase Price		3.6
Maximum Potential Earnout Payable		2.9
Charter Lakes Marine Insurance Agency [Member]
Business Acquisition [Line Items]
Cash Paid		7.9
Accrued Liability		1
Escrow Deposited		0.9
Recorded Earnout Payable		3.8
Total Recorded Purchase Price		13.6
Maximum Potential Earnout Payable		5.5
Heiser Insurance Agency, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		4.1
Escrow Deposited		0.5
Recorded Earnout Payable		0.7
Total Recorded Purchase Price		5.3
Maximum Potential Earnout Payable		2
Insurance Risk Managers of Missouri, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		2
Escrow Deposited		0.2
Recorded Earnout Payable		0.3
Total Recorded Purchase Price		2.5
Maximum Potential Earnout Payable		1
Western Benefit Solutions, LLC [Member]
Business Acquisition [Line Items]
Cash Paid		17.1
Escrow Deposited		0.1
Recorded Earnout Payable		1.9
Total Recorded Purchase Price		19.1
Maximum Potential Earnout Payable		9.4
Argus Benefits (AB) [Member]
Business Acquisition [Line Items]
Cash Paid		19
Escrow Deposited		0.2
Recorded Earnout Payable		5.7
Total Recorded Purchase Price		24.9
Maximum Potential Earnout Payable		10.3
Corporate Benefit Advisors, LLC [Member]
Business Acquisition [Line Items]
Cash Paid		8.8
Escrow Deposited		0.1
Recorded Earnout Payable		1.3
Total Recorded Purchase Price		10.2
Maximum Potential Earnout Payable		7.1
The Ericksen Group, Inc. [Member]
Business Acquisition [Line Items]
Cash Paid		5
Escrow Deposited		0.1
Recorded Earnout Payable		0.8
Total Recorded Purchase Price		5.9
Maximum Potential Earnout Payable		3.4
Gardner & White Corporation [Member]
Business Acquisition [Line Items]
Cash Paid		16.5
Escrow Deposited		1
Recorded Earnout Payable		5.7
Total Recorded Purchase Price		23.2
Maximum Potential Earnout Payable		8
Hardman & Howell Benefits [Member]
Business Acquisition [Line Items]
Cash Paid		11.6
Escrow Deposited		0.1
Recorded Earnout Payable		1
Total Recorded Purchase Price		12.7
Maximum Potential Earnout Payable		5.3
Eighteen other acquisitions [Member]
Business Acquisition [Line Items]
Common Shares Issued		208,000
Common Share Value		7
Cash Paid		20.2
Escrow Deposited		0.7
Recorded Earnout Payable		5.6
Total Recorded Purchase Price		33.5
Maximum Potential Earnout Payable		$ 13.4

Business Combinations - Acquisition Method for Recording Business Combinations (Parenthetical) (Detail)	6 Months Ended				12 Months Ended
	Jun. 30, 2013 Metzler Brothers Insurance (MBI) [Member]	Jun. 30, 2013 Advanced Benefit Advisors, Inc. (ABA) [Member]	Jun. 30, 2013 Property & Commercial Limited (PCL) [Member]	Jun. 30, 2013 Garza Long Group, LLC (GLG) [Member]	Dec. 31, 2012 Riley & Associates, Inc. [Member]	Dec. 31, 2012 Detlefs & Company Benefit Resources, LLC [Member]	Dec. 31, 2012 First Premium Insurance Group, Inc. [Member]	Dec. 31, 2012 Gary Johnson & Associates, Inc. [Member]	Dec. 31, 2012 ProSource Financial, LLC [Member]	Dec. 31, 2012 Benefit Link Resource Group, Inc. [Member]	Dec. 31, 2012 Human Resource Management Systems, LLC [Member]	Dec. 31, 2012 Wischmeyer Financial, LP [Member]	Dec. 31, 2012 Besselman & Little Agency, LLC [Member]	Dec. 31, 2012 Schiff, Kreidler-Shell Insurance and Risk Services (SKS) [Member]	Dec. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2012 VEBA Service Group, LLC [Member]	Dec. 31, 2012 Professional Claims Managers, Inc. [Member]	Dec. 31, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 31, 2012 Grossman & Associates, Inc. [Member]	Dec. 31, 2012 Broker Benefit Services, LLC [Member]	Dec. 31, 2012 Whitehaven Insurance Group, Inc. [Member]	Dec. 31, 2012 Contego Underwriting Limited [Member]	Dec. 31, 2012 Grace/Meyer Insurance Agency, Inc. (GMI) [Member]	Dec. 31, 2012 G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) [Member]	Dec. 31, 2012 Miller Buettner & Parrott, Inc. [Member]	Dec. 31, 2012 Triad USA, Inc. [Member]	Dec. 31, 2012 Blenheim Park Ltd. (BPL) [Member]	Dec. 31, 2012 Sunday and Associates, Inc. [Member]	Dec. 31, 2012 Acumus Limited (ACL) [Member]	Dec. 31, 2012 Aires Consulting Group, Inc. [Member]	Dec. 31, 2012 Coyle Insurance Agency, Inc. [Member]	Dec. 31, 2012 Park Row Associates, Inc. [Member]	Dec. 31, 2012 Polak International Consultants, Inc. [Member]	Dec. 31, 2012 Unison, Inc. [Member]	Dec. 31, 2012 SRS Underwriting Agency PTY Ltd. (SRS) [Member]	Dec. 31, 2012 Ahrold Fay Rosenberg [Member]	Dec. 31, 2012 Brendis & Brendis Inc. [Member]	Dec. 31, 2012 Charter Lakes Marine Insurance Agency [Member]	Dec. 31, 2012 Heiser Insurance Agency, Inc. [Member]	Dec. 31, 2012 Insurance Risk Managers of Missouri, Inc. [Member]	Dec. 31, 2012 Western Benefit Solutions, LLC [Member]	Dec. 31, 2012 Argus Benefits (AB) [Member]	Dec. 31, 2012 Corporate Benefit Advisors, LLC [Member]	Dec. 31, 2012 The Ericksen Group, Inc. [Member]	Dec. 31, 2012 Gardner & White Corporation [Member]	Dec. 31, 2012 Hardman & Howell Benefits [Member]	Dec. 31, 2012 Eighteen other acquisitions [Member]
Business Acquisition [Line Items]
Effective Date of Acquisition	Feb 1, 2013	Apr 1, 2013	Apr 1, 2013	May 1, 2013	Jan 1, 2012	Feb 1, 2012	Feb 1, 2012	Feb 1, 2012	Feb 1, 2012	Mar 1, 2012	Mar 1, 2012	Mar 1, 2012	Apr 1, 2012	Apr 1, 2012	Apr 1, 2012	May 1, 2012	May 1, 2012	May 1, 2012	Jun 1, 2012	Jun 1, 2012	Jun 1, 2012	Jul 1, 2012	Jul 1, 2012	Jul 1, 2012	Jul 1, 2012	Jul 1, 2012	Aug 1, 2012	Aug 1, 2012	Sep 21, 2012	Oct 1, 2012	Oct 1, 2012	Oct 1, 2012	Oct 1, 2012	Oct 1, 2012	Nov 20, 2012	Dec 1, 2012	Dec 1, 2012	Dec 1, 2012	Dec 1, 2012	Dec 1, 2012	Dec 1, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012	Dec 31, 2012

Business Combinations - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			132 Months Ended	138 Months Ended	3 Months Ended		6 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							6 Months Ended
	Jun. 30, 2013 Entity	Jun. 30, 2012 Entity	Jun. 30, 2013 Entity	Jun. 30, 2012 Entity	Dec. 31, 2012 Acquisition	Dec. 31, 2011 Acquisition	Dec. 31, 2010 Acquisition	Dec. 31, 2012 Entity	Jun. 30, 2013 Entity	Jun. 30, 2013 Brokerage [Member]	Jun. 30, 2012 Brokerage [Member]	Jun. 30, 2013 Brokerage [Member]	Jun. 30, 2012 Brokerage [Member]	Dec. 31, 2012 Brokerage [Member]	Dec. 31, 2012 Risk Management [Member]	Mar. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2007 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	May 30, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 31, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 12, 2012 Casanueva Perez S.A.P. de C.V. [Member]	Dec. 31, 2012 2012 Acquisitions [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2013 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Jun. 30, 2013 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2012 Acquisitions Made Prior to 2009 [Member] Entity	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2011 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2010 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Trade Names [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Expiration Lists [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Non-Compete Agreements [Member]	Jun. 30, 2013 2013 Acquisitions [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Market Approach Valuation Technique [Member] Minimum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Market Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member] Trade Names [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member] Expiration Lists [Member]	Jun. 30, 2013 2013 Acquisitions [Member] Brokerage [Member] Non-Compete Agreements [Member]
Business Acquisition [Line Items]
Revenue growth rate																							10.00%	12.00%	2.00%	2.00%	6.60%	5.00%										5.00%	10.00%	2.00%	6.60%
Discount rate																							9.00%	10.50%	12.00%	12.00%	13.50%	13.50%										8.00%	8.50%	12.50%	13.50%
Accretion of the discount on acquisition	$ 2.9	$ 2.2			$ 9.3	$ 8.3	$ 6.2
Income expense related to net adjustments	5.4	7.4	3.9	7.3	5.9	14.5	8.8
Expense related to accretion of the discount recorded			5.8	4.6
Number of companies acquired	23	13	39	19	46	22	11	248	257																				4
Aggregate amount of maximum earnout obligations related to acquisitions			379.1		384.8
Aggregate amount of maximum earnout obligations related to acquisitions, recorded in consolidated balance sheet			126.5		139.8
Goodwill	49.2		49.2		308.8			308.8	49.2	49.2		49.2		308.1	0.7					14.5
Expiration lists	54.7		54.7		335.5			335.5	54.7	54.7		54.7		334.3	1.2					15.4													335.5									54.7
Non-compete agreements	1		1		5.3			5.3	1	1		1		5.3																			5.3									1
Trade names	1.5		1.5		3.1			3.1	1.5	1.5		1.5		3.1						0.6													3.1									1.5
Attrition rate																									5.00%	5.00%	11.00%	10.00%												5.00%	11.00%
Expiration lists, amortization period, minimum, years												3 years
Expiration lists, amortization period, maximum, years												15 years
Non-compete agreements, amortization period, minimum, years												3 years
Non-compete agreements, amortization period, maximum, years												5 years
Trade names, amortization period, years												10 years
Amortization of intangible assets related to brokerage segment										0.4	3.1	2.2	3.1
Business acquisition not deductible for income tax purposes																																		3.1	143.2	2.6							1.5	37.4	0.4
Deferred tax liability																																	47.7									9.2
Goodwill related to nondeductible amortizable intangible assets																																	47.7									9.2
Common stock issued related to acquisition, shares			30,000		5,966,000																								425,000	425,000	245,000	1,200,000
Cash Paid			89.6		295.8												11.9				19.3								3.4	3.5	8.2	5.9
Current goodwill related to earnout obligations																													0.1
Annualized revenue of business acquisition																						231.7															40.9
Total revenues related to acquisitions in the aggregate	779.8	661.7	1,461.5	1,216.9	2,650.1	2,371																109.2															11.5
Net earnings	93.5	73.7	134.1	101.7	205.2	159.3																1.8															1.7
Equity interest acquired	25.00%		25.00%						25.00%								38.50%		78.30%		21.30%
Increase of ownership interest in CGM																80.00%
Option increase in ownership																100.00%			100.00%
Loss recognized in reduction of goodwill																		3.5
Additional acquisition of equity interest																		41.50%
Carrying value of ownership interest																		13.6
Current liabilities related to earnout obligations																															18.3	4
Earnout obligations of acquisitions					5	19	25
Additional goodwill amount																														$ 0.1	$ 30	$ 26.7

Business Combinations - Summary of Estimated Fair Values of Net Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash	$ 2.6	$ 17.3
Other current assets	33.6	114
Fixed assets	2.9	4.5
Noncurrent assets	0.2	13.9
Goodwill	49.2	308.8
Expiration lists	54.7	335.5
Non-compete agreements	1	5.3
Trade names	1.5	3.1
Total assets acquired	145.7	802.4
Current liabilities	36	120.8
Noncurrent liabilities	11.4	67.3
Total liabilities assumed	47.4	188.1
Total net assets acquired	98.3	614.3
Metzler Brothers Insurance (MBI) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash	0.2
Fixed assets	0.2
Goodwill	2
Expiration lists	2.6
Non-compete agreements	0.1
Total assets acquired	5.1
Current liabilities	0.6
Total liabilities assumed	0.6
Total net assets acquired	4.5
Advanced Benefit Advisors, Inc. (ABA) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Goodwill	7.6
Expiration lists	5
Non-compete agreements	0.2
Total assets acquired	12.8
Total net assets acquired	12.8
Property & Commercial Limited (PCL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash	2.4
Other current assets	33.5
Fixed assets	2.7
Noncurrent assets	0.2
Goodwill	34.3
Expiration lists	36.3
Non-compete agreements	0.4
Trade names	1.5
Total assets acquired	111.3
Current liabilities	35.3
Noncurrent liabilities	10.9
Total liabilities assumed	46.2
Total net assets acquired	65.1
Garza Long Group, LLC (GLG) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Goodwill	0.5
Expiration lists	4.3
Non-compete agreements	0.1
Total assets acquired	4.9
Total net assets acquired	4.9
Five Other Acquisitions Completed [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Other current assets	0.1
Goodwill	4.8
Expiration lists	6.5
Non-compete agreements	0.2
Total assets acquired	11.6
Current liabilities	0.1
Noncurrent liabilities	0.5
Total liabilities assumed	0.6
Total net assets acquired	11
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.4
Other current assets		5.6
Fixed assets		0.1
Goodwill		24.9
Expiration lists		27.1
Non-compete agreements		0.4
Total assets acquired		58.5
Current liabilities		5.6
Noncurrent liabilities		10.6
Total liabilities assumed		16.2
Total net assets acquired		42.3
Insurance Dialogue Limited (IDL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Other current assets		9.4
Fixed assets		0.3
Noncurrent assets		3.9
Goodwill		14.5
Expiration lists		15.4
Trade names		0.6
Total assets acquired		44.1
Current liabilities		10.7
Noncurrent liabilities		6.7
Total liabilities assumed		17.4
Total net assets acquired		26.7
Grace/Meyer Insurance Agency, Inc. (GMI) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.2
Other current assets		2.1
Fixed assets		0.1
Noncurrent assets		1.8
Goodwill		19.4
Expiration lists		13.9
Non-compete agreements		0.1
Total assets acquired		37.6
Current liabilities		6
Noncurrent liabilities		5.4
Total liabilities assumed		11.4
Total net assets acquired		26.2
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.7
Other current assets		0.8
Fixed assets		0.1
Goodwill		17.1
Expiration lists		27.9
Non-compete agreements		0.1
Total assets acquired		46.7
Current liabilities		1.2
Total liabilities assumed		1.2
Total net assets acquired		45.5
Blenheim Park Ltd. (BPL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		1.5
Other current assets		4.7
Fixed assets		0.3
Noncurrent assets		0.1
Goodwill		17.3
Expiration lists		10.4
Trade names		0.3
Total assets acquired		34.6
Current liabilities		6
Noncurrent liabilities		1.7
Total liabilities assumed		7.7
Total net assets acquired		26.9
Acumus Limited (ACL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.6
Other current assets		11.2
Noncurrent assets		6.4
Goodwill		12.6
Expiration lists		16.4
Non-compete agreements		0.6
Total assets acquired		47.8
Current liabilities		12.9
Noncurrent liabilities		4.3
Total liabilities assumed		17.2
Total net assets acquired		30.6
SRS Underwriting Agency PTY Ltd. (SRS) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		2.8
Other current assets		25.9
Fixed assets		0.2
Noncurrent assets		1.1
Goodwill		27.1
Expiration lists		19.7
Non-compete agreements		0.4
Trade names		2.2
Total assets acquired		79.4
Current liabilities		26.7
Noncurrent liabilities		7.2
Total liabilities assumed		33.9
Total net assets acquired		45.5
Argus Benefits (AB) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.2
Other current assets		0.3
Fixed assets		0.1
Goodwill		11.5
Expiration lists		13.1
Non-compete agreements		0.2
Total assets acquired		25.4
Current liabilities		0.5
Total liabilities assumed		0.5
Total net assets acquired		24.9
Fifty-Two Other Acquisitions [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		10.9
Other current assets		54
Fixed assets		3.3
Noncurrent assets		0.6
Goodwill		164.4
Expiration lists		191.6
Non-compete agreements		3.5
Total assets acquired		428.3
Current liabilities		51.2
Noncurrent liabilities		31.4
Total liabilities assumed		82.6
Total net assets acquired		$ 345.7

Business Combinations - Summary of Unaudited Pro Forma Historical Results (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Total revenues	$ 779.8	$ 661.7	$ 1,461.5	$ 1,216.9	$ 2,650.1	$ 2,371
Earnings from continuing operations	$ 93.5	$ 73.7	$ 134.1	$ 101.7	$ 205.2	$ 159.3
Basic earnings from continuing operations per share	$ 0.73	$ 0.62	$ 1.06	$ 0.86	$ 1.66	$ 1.35
Diluted earnings from continuing operations per share	$ 0.73	$ 0.61	$ 1.05	$ 0.85	$ 1.64	$ 1.35

Intangible Assets - Carrying Amount of Goodwill Allocated by Domestic and Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Total goodwill - net	$ 1,506.1	$ 1,472.7	$ 1,155.3	$ 883.7
United States [Member]
Goodwill [Line Items]
Total goodwill - net	1,196.6	1,177.3	969.5
Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net	309.5	295.4	185.8
Brokerage [Member]
Goodwill [Line Items]
Total goodwill - net	1,484.9	1,451.4	1,136.6	866.6
Brokerage [Member] | United States [Member]
Goodwill [Line Items]
Total goodwill - net	1,177.4	1,158.1	951
Brokerage [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net	307.5	293.3	185.6
Risk Management [Member]
Goodwill [Line Items]
Total goodwill - net	21.2	21.3	18.7	17.1
Risk Management [Member] | United States [Member]
Goodwill [Line Items]
Total goodwill - net	19.2	19.2	18.5
Risk Management [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net	2	2.1	0.2
Corporate [Member]
Goodwill [Line Items]
Total goodwill - net		0	0
Corporate [Member] | United States [Member]
Goodwill [Line Items]
Total goodwill - net		0	0
Corporate [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Goodwill [Line Items]
Total goodwill - net		$ 0	$ 0

Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 1,472.7	$ 1,155.3	$ 883.7
Goodwill acquired during the period	49.2	308.8	246
Goodwill related to earnouts recognized during the year		0.1	30
Goodwill adjustments due to appraisals and other acquisition adjustments	3.3	(0.8)	8.5
Goodwill related to transfers of operations between segments			(4.3)
Foreign currency translation adjustments during the period	(19.1)	9.3	(8.6)
Ending Balance	1,506.1	1,472.7	1,155.3
Brokerage [Member]
Goodwill [Line Items]
Beginning Balance	1,451.4	1,136.6	866.6
Goodwill acquired during the period	49.2	308.1	246
Goodwill related to earnouts recognized during the year		0.1	30
Goodwill adjustments due to appraisals and other acquisition adjustments	3.3	(0.6)	6.9
Goodwill related to transfers of operations between segments		(2)	(4.3)
Foreign currency translation adjustments during the period	(19)	9.2	(8.6)
Ending Balance	1,484.9	1,451.4	1,136.6
Risk Management [Member]
Goodwill [Line Items]
Beginning Balance	21.3	18.7	17.1
Goodwill acquired during the period		0.7
Goodwill adjustments due to appraisals and other acquisition adjustments		(0.2)	1.6
Goodwill related to transfers of operations between segments		2
Foreign currency translation adjustments during the period	(0.1)	0.1
Ending Balance	21.2	21.3	18.7
Corporate [Member]
Goodwill [Line Items]
Beginning Balance
Goodwill acquired during the period
Goodwill related to earnouts recognized during the year
Goodwill adjustments due to appraisals and other acquisition adjustments
Goodwill related to transfers of operations between segments
Foreign currency translation adjustments during the period
Ending Balance

Intangible Assets - Major Classes of Amortizable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, net	$ 784.7	$ 809.6	$ 561.5
Expiration Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	1,207.8	1,175	837.5
Accumulated amortization	(444.8)	(390.8)	(296.7)
Amortizable intangible assets, net	763	784.2	540.8
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	30.6	30.9	26.3
Accumulated amortization	(24.3)	(23.3)	(21.3)
Amortizable intangible assets, net	6.3	7.6	5
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	21.3	23	19
Accumulated amortization	(5.9)	(5.2)	(3.3)
Amortizable intangible assets, net	$ 15.4	$ 17.8	$ 15.7

Intangible Assets - Estimated Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Estimated Amortization Expense [Line Items]
2013 (remaining six months)	$ 57.9
2013		112.8
2014	113.5	110.1
2015	108.4	105
2016	103.1	99.6
2017	95.1	91.5
Total	$ 478	$ 519

Credit and Other Debt Agreements - Additional information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Liabilities	$ 3,860,100,000		$ 3,693,700,000	$ 3,239,900,000
Line of credit facility, increase, additional borrowings	228,000,000	162,000,000	303,000,000	151,000,000	48,000,000
Long-term debt			32,400,000
Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Amount payable to redeem the notes, percent of the principal amount	100.00%		100.00%
Discount rate used to compute the remaining scheduled payments of principal and interest	U.S. Treasury yields plus 0.5%		U.S. Treasury yield plus 0.5%
Note Purchase Agreements [Member] | Level 3 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value of amount outstanding	987,300,000		816,700,000
Long-term debt	925,000,000		725,000,000
Note Purchase Agreements [Member] | Senior Note, Series C [Member]
Debt Instrument [Line Items]
Notes issued and sold	150,000,000		150,000,000
Note payable, semi-annual payments of interest, fixed rate	5.85%		5.85%
Note Purchase Agreements [Member] | Senior Note, Series C [Member] | First Installment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov 30, 2016		Nov 30, 2016
Note Purchase Agreements [Member] | Senior Note, Series C [Member] | Second Installment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov 30, 2018		Nov 30, 2018
Note Purchase Agreements [Member] | Senior Note, Series C [Member] | Third Installment [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Nov 30, 2019		Nov 30, 2019
Note Purchase Agreements [Member] | Senior Note, Series D [Member]
Debt Instrument [Line Items]
Notes issued and sold	75,000,000		75,000,000
Note payable, semi-annual payments of interest, fixed rate	5.18%		5.18%
Debt instrument, maturity date	Feb 10, 2021		Feb 10, 2021
Note Purchase Agreements [Member] | Senior Note, Series E [Member]
Debt Instrument [Line Items]
Notes issued and sold	50,000,000		50,000,000
Note payable, semi-annual payments of interest, fixed rate	5.49%		5.49%
Debt instrument, maturity date	Feb 10, 2023		Feb 10, 2023
Note Purchase Agreements [Member] | 3.99% Senior Notes, Series F [Member]
Debt Instrument [Line Items]
Notes issued and sold	50,000,000		50,000,000
Note payable, semi-annual payments of interest, fixed rate	3.99%		3.99%
Debt instrument, maturity date	Jul 10, 2020		Jul 10, 2020
Note Purchase Agreements [Member] | Senior Note, Series A [Member]
Debt Instrument [Line Items]
Notes issued and sold	100,000,000		100,000,000
Note payable, semi-annual payments of interest, fixed rate	6.26%		6.26%
Debt instrument, maturity date	Aug 3, 2014		Aug 3, 2014
Note Purchase Agreements [Member] | Senior Note, Series B [Member]
Debt Instrument [Line Items]
Notes issued and sold	300,000,000		300,000,000
Note payable, semi-annual payments of interest, fixed rate	6.44%		6.44%
Debt instrument, maturity date	Aug 3, 2017		Aug 3, 2017
Note Purchase Agreements [Member] | Private Placement [Member] | 3.69% Senior Notes Series G
Debt Instrument [Line Items]
Debt instrument, maturity date	Jun 14, 2022
Private placement debt, additional amount committed to borrow	200,000,000
Interest rate	3.69%
Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jul 14, 2014		Jul 14, 2014
Number of financial institutions entered in unsecured multicurrency credit agreement	12		12
Line of credit facility, maximum borrowing capacity	500,000,000		500,000,000
Line of credit facility, maximum amount outstanding during period	600,000,000		600,000,000
Fixed rate (alternative one) over LIBOR	1.45%		1.45%
Fixed rate (alternative two) over LIBOR	1.65%		1.65%
Fixed rate (alternative three) over LIBOR	1.85%		1.85%
Fixed rate (alternative four) over LIBOR	2.00%		2.00%
Annual facility fee of revolving credit facility (alternative one)	0.30%		0.30%
Annual facility fee of revolving credit facility (alternative two)	0.35%		0.35%
Annual facility fee of revolving credit facility (alternative three)	0.40%		0.40%
Annual facility fee of revolving credit facility (alternative four)	0.50%		0.50%
Credit Agreement [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, gross	75,000,000		75,000,000
Line of credit facility, amount outstanding	15,900,000		15,900,000
Liabilities	8,800,000		8,500,000
Line of credit facility, fair value of amount outstanding	0		129,000,000
Line of credit facility, remaining borrowing capacity	484,100,000		355,100,000
Line of credit facility, increase, additional borrowings	59,100,000		59,100,000
Credit Agreement [Member] | Swing Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	50,000,000		50,000,000
Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt			$ 129,000,000

Credit and Other Debt Agreements - Summary of Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Semi-annual payments of interest	$ 925	$ 854	$ 685
Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	925	725	675
Fixed Rate of 6.26%, Balloon Due 2014 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	100	100	100
Fixed Rate of 6.44%, Balloon Due 2017 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	300	300	300
Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	150	150	150
Fixed Rate of 5.18%, Balloon Due 2021 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	75	75	75
Fixed Rate of 5.49%, Balloon Due 2023 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	50	50	50
Fixed Rate of 3.99%, Balloon Due 2020 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	50	50
Prime or LIBOR plus up to 2.00%, expires July 14, 2014 [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest		129	10
Fixed rate of 3.69%, balloon due 2022 [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Semi-annual payments of interest	$ 200

Credit and Other Debt Agreements - Summary of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate of 6.26%, Balloon Due 2014 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	6.26%	6.26%	6.26%
Debt instrument maturity year	2014	2014	2014
Fixed Rate of 6.44%, Balloon Due 2017 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	6.44%	6.44%	6.44%
Debt instrument maturity year	2017	2017	2017
Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	5.85%	5.85%	5.85%
Long-Term debt maturities repayments in 2016	50	50	50
Long-Term debt maturities repayments in 2018	50	50	50
Long-Term debt maturities repayments in 2019	50	50	50
Fixed Rate of 5.18%, Balloon Due 2021 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	5.18%	5.18%	5.18%
Debt instrument maturity year	2021	2021	2021
Fixed Rate of 5.49%, Balloon Due 2023 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	5.49%	5.49%	5.49%
Debt instrument maturity year	2023	2023	2023
Fixed Rate of 3.99%, Balloon Due 2020 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	3.99%	3.99%	3.99%
Debt instrument maturity year	2020	2020	2020
Fixed rate of 3.69%, balloon due 2022 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	3.69%	3.69%
Debt instrument maturity year	2022	2022
First Installment [Member] | Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2016	2016	2016
Second Installment [Member] | Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2018	2018	2018
Third Installment [Member] | Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2019	2019	2019
Credit Agreement [Member] | Prime or LIBOR plus up to 2.00%, expires July 14, 2014 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	2.00%	2.00%	2.00%
Periodic payments of interest and principal, expiry date	Jul 14, 2014	Jul 14, 2014	Jul 14, 2014

Earnings per Share - Computation of Basic and Diluted Net EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Earnings from continuing operations		$ 33.5	$ 61.7	$ 71.7	$ 28.1	$ 40.5	$ 46.7	$ 41.7	$ 15.2			$ 195	$ 144.1	$ 163.3
Earnings from discontinued operations														10.8
Net earnings	$ 93.5	$ 33.5	$ 61.7	$ 71.7	$ 28.1	$ 40.5	$ 46.7	$ 41.7	$ 15.2	$ 134	$ 99.8	$ 195	$ 144.1	$ 174.1
Weighted average number of common shares outstanding	127.3			119.7						126.7	118	121	111.7	104.8
Dilutive effect of stock options using the treasury stock method	1.6			1.5						1.5	1.5	1.5	0.8	0.3
Weighted average number of common and common equivalent shares outstanding	128.9			121.2						128.2	119.5	122.5	112.5	105.1
Basic net earnings per share:
Earnings from continuing operations		$ 0.27	$ 0.5	$ 0.6	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14			$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations														$ 0.1
Basic net earnings per share	$ 0.73	$ 0.27	$ 0.5	$ 0.6	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14	$ 1.06	$ 0.85	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Earnings from continuing operations		$ 0.27	$ 0.5	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14			$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations														$ 0.1
Diluted net earnings per share	$ 0.73	$ 0.27	$ 0.5	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14	$ 1.04	$ 0.83	$ 1.59	$ 1.28	$ 1.66

Earnings Per Share - Additional information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Options to purchase common stock shares outstanding	1.7	1.4	1	0.9	1.1	3.8	9.2

Stock Option Plans - Additional information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended			12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 08, 2011	Dec. 31, 2010	Mar. 02, 2010	Mar. 13, 2013 Minimum [Member]	Mar. 13, 2013 Officer and Key Employees [Member]	Mar. 16, 2012 Officer and Key Employees [Member]	Mar. 16, 2012 Officer and Key Employees [Member]	Mar. 13, 2013 Executive Officer [Member] Y	Jun. 30, 2013 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Jun. 30, 2013 Performance-Based Restricted Stock [Member]	Dec. 31, 2012 Performance-Based Restricted Stock [Member]	Dec. 31, 2012 Incentive Plan Prior to 2007 [Member]	Dec. 31, 2012 Non Qualified Plan Prior to 2007 [Member] Officer and Key Employees [Member]	Dec. 31, 2012 Prior to 2009 Options [Member]	Jun. 30, 2013 Black-Scholes Option Pricing Model [Member]	Jun. 30, 2012 Black-Scholes Option Pricing Model [Member]	Dec. 31, 2012 Black-Scholes Option Pricing Model [Member]	Dec. 31, 2011 Black-Scholes Option Pricing Model [Member]	Dec. 31, 2010 Black-Scholes Option Pricing Model [Member]
Stock Option Plans [Line Items]
Maximum number of shares available					352,000	224,000		216,000							500,000	900,000
Maximum number of shares granted during any fiscal year to any person			200,000		200,000												100,000	100,000
Maximum amount payable for the shares granted during any fiscal year to any person																	$ 3,000,000	$ 3,000,000
Maximum period for the exercise of stock options, years			7 years		7 years
Minimum exercise price of stock options, percent of fair market value of a share of common stock on the date of grant			100.00%		100.00%
Shares available for grant							851,000		858,000		1,665,000	1,355,000	1,355,000		8,000,000	10,000,000
Stock options granted, exercise percentage, year one											34.00%	34.00%	34.00%
Stock options granted, exercise percentage, year two											33.00%	33.00%	33.00%
Stock options granted, exercise percentage, year three											33.00%	33.00%	33.00%
Number of years options expire, maximum			7 years	7 years	7 years	7 years		7 years													10 years
Minimum age of employee with not subject to award forfeiture on condition compliance														55
Period of Service from Grant Date Stock Options Awarded Not Subject to Forfeiture										2 years
Compensation expense related to stock option grants	2,300,000	2,000,000	3,200,000	3,000,000	7,200,000	7,100,000		7,700,000
Weighted average fair value per option for all options																						$ 7.51	$ 5.44	$ 5.49	$ 5.25	$ 3.9
Total intrinsic value of options exercised	23,300,000	15,000,000	23,300,000	15,000,000	26,000,000	10,800,000		7,800,000
Total unrecognized compensation cost related to nonvested options	$ 25,300,000		$ 25,300,000		$ 17,100,000
Weighted average period, years			4 years		4 years
Stock options granted, exercise rate per year							20.00%		20.00%										10.00%	10.00%
Accelerated vesting in the event of death, disability or retirement																				100.00%

Stock Option Plans - Black-Scholes Option Pricing Model with Weighted Average (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield	3.50%	4.00%	4.00%	4.50%	5.00%
Expected risk-free interest rate	1.20%	1.20%	1.20%	2.70%	2.80%
Volatility	29.60%	26.70%	26.90%	26.80%	27.10%
Expected life (in years)	6 years	5 years	5 years	6 years	6 years 1 month 6 days

Stock Option Plans - Stock Option Activity and Related Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Options [Line Items]
Shares Under Option, Beginning balance	9	10.6	12.5	13.4
Shares Under Option, Granted	1.6	1.4	0.9	0.9
Shares Under Option, Exercised	(1.8)	(2.8)	(2.6)	(1.5)
Shares Under Option, Forfeited or canceled		(0.2)	(0.2)	(0.3)
Shares Under Option, Ending balance	8.8	9	10.6	12.5
Shares Under Option, Exercisable at end of period	4.3	5.1	6.8	8.2
Shares Under Option, Ending vested and expected to vest	8.7	8.9	10.5	12.5
Weighted Average Exercise Price, Beginning balance	$ 28.8	$ 27.2	$ 26.71	$ 26.26
Weighted Average Exercise Price, Granted	$ 39.17	$ 35.71	$ 30.95	$ 24.24
Weighted Average Exercise Price, Exercised	$ 26.97	$ 26.14	$ 25.87	$ 20.75
Weighted Average Exercise Price, Forfeited or canceled		$ 29.46	$ 29.03	$ 28.52
Weighted Average Exercised Price, Ending balance	$ 31.12	$ 28.8	$ 27.2	$ 26.71
Weighted Average Exercise Price, Exercisable at end of period	$ 27.63	$ 27.5	$ 27.1	$ 26.92
Weighted Average Exercise price, Ending vested and expected to vest	$ 31.03	$ 28.76	$ 27.2	$ 26.71
Weighted Average Remaining Contractual Term (in years), Ending balance	3 years 11 months 19 days	3 years 4 months 28 days	3 years 5 months 1 day	3 years 8 months 5 days
Weighted Average Remaining Contractual Term (in years), Exercisable at end of period	2 years 6 months 7 days	2 years 6 months 7 days	2 years 9 months 29 days	3 years 1 month 2 days
Weighted Average Remaining Contractual Term (in years), Ending vested and expected to vested	3 years 11 months 5 days	3 years 4 months 21 days	3 years 4 months 28 days	3 years 8 months 1 day
Aggregate Intrinsic Value, Ending Balance	$ 111.3	$ 53.9	$ 66.3	$ 33.4
Aggregate Intrinsic Value, Exercisable at end of period	68.7	36.3	43.2	20.8
Aggregate Intrinsic Value, Ending vested and expected to vest	$ 110.4	$ 53.8	$ 66.1	$ 33.2

Stock Option Plans - Stock Options Outstanding and Exercisable (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 11 months 19 days	3 years 4 months 28 days	3 years 5 months 1 day	3 years 8 months 5 days
Option Outstanding, Weighted Average Exercise Price	$ 31.12	$ 28.8	$ 27.2	$ 26.71	$ 26.26
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 10.58	$ 10.58
Range of Exercise Prices, maximum	$ 27.1	$ 24.9
Option Outstanding, Number Outstanding	1.8	2.1
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 6 months 4 days	2 years 10 months 2 days
Option Outstanding, Weighted Average Exercise Price	$ 24.83	$ 24.24
Options Exercisable, Number Exercisable	1.3	1.4
Option Exercisable, Weighted Average Exercise Price	$ 24.76	$ 24.27
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 27.11	$ 24.99
Range of Exercise Prices, maximum	$ 28.65	$ 27.25
Option Outstanding, Number Outstanding	1.8	2.2
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 5 months 27 days	2 years 11 months 12 days
Option Outstanding, Weighted Average Exercise Price	$ 27.56	$ 27
Options Exercisable, Number Exercisable	1.4	1.5
Option Exercisable, Weighted Average Exercise Price	$ 27.61	$ 27.02
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 28.86	$ 27.35
Range of Exercise Prices, maximum	$ 30.95	$ 29.42
Option Outstanding, Number Outstanding	2	2
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 6 months 11 days	2 years 3 months 26 days
Option Outstanding, Weighted Average Exercise Price	$ 30.04	$ 29.12
Options Exercisable, Number Exercisable	1.4	1.6
Option Exercisable, Weighted Average Exercise Price	$ 29.77	$ 29.11
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 31.24	$ 29.45
Range of Exercise Prices, maximum	$ 35.95	$ 35.71
Option Outstanding, Number Outstanding	1.5	2.7
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	5 years 1 month 13 days	5 years 4 days
Option Outstanding, Weighted Average Exercise Price	$ 35.38	$ 33.51
Options Exercisable, Number Exercisable	0.2	0.6
Option Exercisable, Weighted Average Exercise Price	$ 32.96	$ 31.57
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 39.17	$ 10.58
Range of Exercise Prices, maximum	$ 39.17	$ 35.71
Option Outstanding, Number Outstanding	1.7	9
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 8 months 12 days	3 years 4 months 28 days
Option Outstanding, Weighted Average Exercise Price	$ 39.17	$ 28.8
Options Exercisable, Number Exercisable		5.1
Option Exercisable, Weighted Average Exercise Price		$ 27.5
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, minimum	$ 10.58
Range of Exercise Prices, maximum	$ 39.17
Option Outstanding, Number Outstanding	8.8
Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 11 months 19 days
Option Outstanding, Weighted Average Exercise Price	$ 31.12
Options Exercisable, Number Exercisable	4.3
Option Exercisable, Weighted Average Exercise Price	$ 27.63

Deferred Compensation - Additional information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Jun. 30, 2013 Y	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments And Employee Deferred Compensation Plan [Line Items]
Deferred Equity Participation Plan, distributions to key executives, age							Age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) or upon or after their actual retirement		Age 62 or upon or after their actual retirement
Minimum age of employee on Grant Date for participation in plan							61
Compensation expenses	$ 0.3		$ 0.3				$ 0.6	$ 0.6	$ 1.2	$ 1.3	$ 1.4
Compensation approved by committee, value		8		7.3	6.5	5.9
Fair value of the funded cash award assets									41.6	28.6
Charge to compensation expenses related to awards	1.5		1.1				2.7	2	4.2	3.3	2.7
Cash and equity awards with aggregate fair value vested and distributed to participants							0.7	0.7	0.7	0.5	1.1
Unearned deferred compensation, value							29.6		5.6	6.8
Unearned deferred compensation, shares							2,000,000		800,000	629,000
Total intrinsic value of unvested common stock							89		21.1	21
Common stock Purchased from open Market,Share	1,200,000
Common stock Purchased from open Market,Value	52.4
Common stock distributed to employees under deferred compensation									19,000	17,000	40,000
Aggregate fair value of common stock issued									$ 0.7	$ 0.5	$ 1
Deferred Compensation Shares [Member]
Investments And Employee Deferred Compensation Plan [Line Items]
Unearned deferred compensation, shares									610,000

Restricted Stock and Cash Awards - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended						6 Months Ended		12 Months Ended							6 Months Ended				6 Months Ended		12 Months Ended						6 Months Ended					6 Months Ended
	Mar. 02, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 award	Jun. 30, 2012	Dec. 31, 2012 Times	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 13, 2013 Minimum [Member]	Mar. 16, 2012 Officer and Key Employees [Member]	Mar. 13, 2013 Executive Officer [Member] Y	Mar. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2012 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2012 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2011 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2010 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Plan [Member]	Dec. 31, 2011 Restricted Stock Plan [Member]	Dec. 31, 2010 Restricted Stock Plan [Member]	May 12, 2009 Restricted Stock Plan [Member]	Jun. 30, 2013 Unvested Restricted Stock [Member]	Jun. 30, 2012 Unvested Restricted Stock [Member]	Dec. 31, 2012 Unvested Restricted Stock [Member]	Dec. 31, 2011 Unvested Restricted Stock [Member]	Jun. 30, 2013 Cash Awards [Member] Minimum [Member]	Jun. 30, 2013 Cash Awards [Member] Officer and Key Employees [Member]	Dec. 31, 2012 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 31, 2013 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 13, 2013 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 31, 2012 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 16, 2012 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 08, 2011 Cash Awards [Member] Officer and Key Employees [Member]	Jun. 30, 2013 Cash Awards [Member] Executive Officer [Member] Y	Dec. 31, 2012 2009 Provisional Cash Awards [Member]	Jun. 30, 2012 2009 Provisional Cash Awards [Member]	Dec. 31, 2011 2008 Provisional Cash Awards [Member]	Dec. 31, 2010 2007 Provisional Cash Awards [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] Minimum [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] Executive Officer [Member] Y
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Share-based compensation, restricted units														1,200,000						1,200,000		1,200,000
Share-based compensation, shares outstanding		8,800,000		8,800,000		9,000,000	10,600,000	12,500,000	13,400,000					500,000						500,000		900,000										87,000
Shares granted in the period						352,000	224,000	216,000							345,000		332,000	200,000	185,000	17,500	20,000				352,000	224,000	216,000
Fair value of grants in period															$ 13.5		$ 11.9			$ 0.8	$ 0.7				$ 12.6	$ 6.9	$ 5.2
Share based payment award vesting date															Mar 13, 2017		Mar 16, 2016	Mar 8, 2015	Mar 3, 2014
Minimum age of employee with not subject to award forfeiture on condition compliance												55																													55						55
Period of Service from Grant Date Stock Options Awarded Not Subject to Forfeiture										2 years																							2 years													2 years
Restricted stock or unit expense														3.2		2.4				5.1	3.8	7.1	5.5	5.2
Total intrinsic value																													46.7	33.3	32.5	26.9
Equity awards with an aggregate fair value																													8.4	7.2
Provisional compensation cash award approved for future grant by compensation committee, value																																					10.5		13.1	14.4
Provisional compensation cash award approved for future grant by compensation committee, units											368,000		368,000																							365,000	269,000	432,000	368,000	464,000		1,100,000	1,100,000	0	215,000
Performance period, years																																		1	1
Vesting period, years																																		2 years	2 years
Ultimate award value, multiples of original value of the units, minimum				0.5		0.5
Ultimate award value, multiples of original value of the units, maximum				1.5		1.5
Cash-based compensation award, expenses		1.7	1.9	3.4	3.8	7.5
Future grant of provisional cash awards	17
Aggregate units	706,000
Grants vested in period fair value																																										26.5	26.5	0	4.6
Shares authorized for issue																												4,000,000
Share-based compensation, shares outstanding, Value																																$ 1.3

Retirement Plans - Components of Net Periodic Pension Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.4
Interest cost on benefit obligation	3	3	5.9	6	11.8	11.9	11.7
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)	(15.2)	(14.9)	(13.4)
Amortization of net actuarial loss	1.9	1.7	3.9	3.6
Net periodic benefit cost	$ 0.7	$ 1	$ 1.4	$ 2.2	$ 4.2	$ (1)	$ 0.3

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum contribution by employer			$ 0	$ 0		$ 0.3	$ 0.3
Discretionary contributions by employer			4.2	3.6	7.2	7.2	6.5
Expected period of return on plan assets, years					10	10
Fair value of plan assets					227.4	202.9	199.7
Postretirement benefit obligation and unfunded status of plan					292	267.1	220
Net periodic postretirement benefit cost	0.7	1	1.4	2.2	4.2	(1)	0.3
Foreign Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer					5.00%
Contribution expense to plan					16	12.3	7.8
Matching contributions by employer, percentage					100.00%
Additional percentage of eligible compensation for matching contributions by employer					5.00%
Retiree Health Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement benefit obligation and unfunded status of plan					3.1	3.2
Net periodic postretirement benefit cost					(0.1)	0.1	0.1
Qualified Contributory Savings and Thrift 401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer					5.00%
Contribution expense to plan					33	30.5	28.7
Matching contributions by employer, percentage					100.00%
Nonqualified Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer					5.00%
Contribution expense to plan					2.5	2.1	2
Fair value of plan assets					$ 116.7	$ 95.5

Investments - Investments Reported in Other Current and Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Funding Commitments	$ 19.7	$ 7.2
Assets	65.5	54.1	53.8
Chem-Mod LLC [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	4	4
Chem-Mod International LLC [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	2	2
Clean-Coal Investments [Member] | Twelve 2009 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments		0.4
Assets		7.8	8.9
Clean-Coal Investments [Member] | Two 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Assets		1.3	1.5
Clean-Coal Investments [Member] | Five 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	12.5	13.2
Clean-Coal Investments [Member] | Ten 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments		3.9
Assets		14.3	33.4
Clean-Coal Investments [Member] | Notes Receivable and Interest from Co-Investor [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets		8.5	8
Clean-Coal Investments [Member] | Nine 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	2
Assets	8.5	2.8
Clean-Coal Investments [Member] | Five 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	2
Assets	5.5	6.3
Clean-Coal Investments [Member] | Four 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	5.2
Assets	25.8	9.2
Clean-Coal Investments [Member] | Six 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	4.6
Assets	3.7	5.1
Other Investments [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	5.9	2.9
Assets	3.5	3	2
C-Quest Technology LLC [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets

Investments - Investments Reported in Other Current and Non-Current Assets (Parenthetical) (Detail) (Clean-Coal Investments [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Plant Entity	Dec. 31, 2012 Plant
Twelve 2009 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants		12
Number of variable interest entities		5
Two 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants		2
Five 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	5	5
Number of variable interest entities	6
Ten 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants		10
Notes Receivable and Interest from Co-Investor [Member]
Schedule of Equity Method Investments [Line Items]
Number of plants sold	3	3
Nine 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	9
Number of variable interest entities	4
Five 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	5
Number of variable interest entities	2
Four 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	4
Number of variable interest entities	4
Six 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Number of coal plants	6

Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended					12 Months Ended	6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended												6 Months Ended
	Jun. 30, 2013 Investment Venture	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013 Plant Investment Venture	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 01, 2013	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 2011 Era Plants [Member] Plant	Jun. 30, 2013 2009 Era Plants [Member]	Mar. 01, 2013 2009 Era Plants [Member] Plant	Jun. 30, 2013 Chem-Mod LLC [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] Plant	Jun. 30, 2013 Chem-Mod LLC [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] 2011 Era Plants [Member] Plant	Jun. 30, 2013 Chem-Mod LLC [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Chem-Mod LLC [Member] 2009 Era Plants [Member] Plant	Jun. 30, 2013 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Dec. 31, 2012 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Nov. 01, 2012 Chem-Mod Clean-Coal Venture - U.S. And Canadian Operations [Member]	Jun. 30, 2013 Chem-Mod Clean-Coal Venture [Member]	Dec. 31, 2012 Chem-Mod Clean-Coal Venture [Member]	Jun. 30, 2013 Chem-Mod International LLC [Member]	Dec. 31, 2012 Chem-Mod International LLC [Member]	Jun. 30, 2013 C-Quest Technology LLC [Member]	Dec. 31, 2012 C-Quest Technology LLC [Member]	Jun. 30, 2013 Clean-Coal Investments [Member]	Dec. 31, 2012 Clean-Coal Investments [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Minimum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Minimum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Maximum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Maximum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] VIE [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member] Plant	Dec. 31, 2011 Clean-Coal Investments [Member] Notes Receivable and Interest from Co-Investor [Member]	Jan. 31, 2013 Clean-Coal Investments [Member] Subsequent Event [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Subsequent Event [Member] Minimum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Subsequent Event [Member] Minimum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Clean-Coal Investments [Member] Subsequent Event [Member] Maximum [Member]	Jun. 30, 2013 Clean-Coal Investments [Member] 2011 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] 2011 Era Plants [Member] Plant	Jun. 30, 2013 Clean-Coal Investments [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] 2009 Era Plants [Member] Plant	Dec. 31, 2012 Clean-Coal Investments [Member] Two Thousand And Nine Era Plants [Member]	Jun. 30, 2013 Other Investments [Member]	Dec. 31, 2012 Other Investments [Member]	Dec. 31, 2011 Other Investments [Member]	Jun. 30, 2013 Other Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2012 Other Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2013 Other Investments [Member] Four Venture Capital Funds [Member]	Dec. 31, 2012 Other Investments [Member] Four Venture Capital Funds [Member]	Dec. 31, 2012 Other Investments [Member] Twelve Certified Low-Income Housing Developments [Member]	Jun. 30, 2013 Other Investments [Member] Twelve Certified Low-Income Housing Developments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2013 Investment Management Company [Member]	Dec. 31, 2012 Investment Management Company [Member]	Jun. 30, 2013 Long Term Production Contracts [Member] Plant	Jun. 30, 2013 Noncontrolling Interest [Member] Plant	Jun. 30, 2013 Long-Term Production Agreement [Member] Plant
Schedule of Equity Method Investments [Line Items]
Ownership interest held		50.00%										50.00%														46.54%	42.00%				31.52%		8.00%	8.00%																														20.00%	20.00%
Total assets of variable interest entities																													$ 6.8	$ 13
Total liabilities of variable interest entities																													2.5	1.5
Total revenue of limited liability companies																													18.8	27.6											152.6													650
Total expenses of limited liability companies																													10.5	16.5											174.8													720
Non-controlling interest																													9.6	14.8
Options to acquire additional interest, percent																																	19.00%	19.00%
Options to acquire additional interest, total price																																	9.5	9.5
End date for acquiring additional interest																																	Aug 1, 2013	Aug 1, 2013
Number of clean coal production plants owned																				29	29	15	15	14	14																	3	3																							23	14	6
Number of additional plants acquired																			12
Number of additional plants acquired with ownership interest range one																			9
Number of additional plants acquired with ownership interest range two																			3
Ownership interest before additional nine plants acquired															24.50%
Ownership interest after additional nine plants acquired															49.50%
Ownership interest before additional three plants acquired															25.00%
Ownership interest after additional three plants acquired															60.00%
Total revenues	779.5	673.2	650.4	649.9	546.8	578.4	562.8	546.1	447.4	1,453.6	1,196.7	2,520.3	2,134.7	1,864.2				25.4
Total expenses	682.1	627.8	574.1	558.8	514.3	531	491.8	480.2	423.9	1,313.9	1,073.1	2,275	1,926.9	1,661.2				27
Purchase of consideration received	8									8
Additional purchase of consideration received	5									5
Gain on purchase of additional interest	9.6									9.6
Prior percentage of equity interest in limited liability company	25.00%									25.00%
Additional percentage of equity interest in limited liability company upon acquisition	35.00%									35.00%
Fixed assets and other amortizable intangible assets acquired upon acquisition	26.3									26.3
Carrying value of prior non-controlling interest in limited liability company on acquisition date	4.8									4.8
Other assets acquired upon acquisition	5									5
Number of clean coal production plants seeking and negotiating for long term production contract										6
Number of variable interest entities																																																		9	5	12	12
Total assets of limited liability companies																																									89.6													99
Total liability of limited liability companies																																									45.9													42
Additional investment per plant under new long-term production contract, net of co-investor funds																																			5	5		30		35						30	25	35	30
Tax effected average additional investment																																			2.5	2.5
Investment in engineering and construction contracts																13.8																				4.3									0.5
Idle period during move and redeployment																																					12 months		18 months
Assets	65.5	54.1				53.8				65.5		54.1	53.8							4	4																						8.5	8											3.5	3	2	60	60	3	3
Cost of acquiring equity interest																																																																0.5	0.5
Carrying value of investments																																																														0	0
Liabilities																																																							20				20
Non controlling interest in venture capital funds number	5									5
Non controlling interest certified low-income housing developments	12									12
Non controlling interest in real estate entities	2									2
Carrying value of investments	$ 0									$ 0
Additional ownership interest held																												4.54%				11.52%
Percentage of current controlling ownership																												46.54%				31.52%
Number of plant in which co-investor majority ownership interest sold																	17
Number of plant in agreement for sale of majority ownership interest																	5
Notes receivable interest per annum																																											4.70%
Notes receivable maturity date																																											Feb 15, 2020

Commitments, Contingencies and Off-Balance Sheet Arrangements - Contractual Obligations (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Note Purchase Agreements [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013
Contractual Obligations, Payments Due by Period, 2014	100	100
Contractual Obligations, Payments Due by Period, 2015
Contractual Obligations, Payments Due by Period, 2016	50	50
Contractual Obligations, Payments Due by Period, 2017	300	300
Contractual Obligations, Payments Due by Period, Thereafter	475	275
Total	925	725
Credit Agreement [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013		129
Contractual Obligations, Payments Due by Period, 2014
Contractual Obligations, Payments Due by Period, 2015
Contractual Obligations, Payments Due by Period, 2016
Contractual Obligations, Payments Due by Period, 2017
Contractual Obligations, Payments Due by Period, Thereafter
Total		129
Interest on Debt [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	25.2	43.1
Contractual Obligations, Payments Due by Period, 2014	50.4	43
Contractual Obligations, Payments Due by Period, 2015	44.1	36.7
Contractual Obligations, Payments Due by Period, 2016	44.1	36.7
Contractual Obligations, Payments Due by Period, 2017	41.2	33.8
Contractual Obligations, Payments Due by Period, Thereafter	76.6	43.3
Total	281.6	236.6
Total Debt Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	25.2	172.1
Contractual Obligations, Payments Due by Period, 2014	150.4	143
Contractual Obligations, Payments Due by Period, 2015	44.1	36.7
Contractual Obligations, Payments Due by Period, 2016	94.1	86.7
Contractual Obligations, Payments Due by Period, 2017	341.2	333.8
Contractual Obligations, Payments Due by Period, Thereafter	551.6	318.3
Total	1,206.6	1,090.6
Operating Lease Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	34.6	69.1
Contractual Obligations, Payments Due by Period, 2014	60.7	51.5
Contractual Obligations, Payments Due by Period, 2015	52.7	43.3
Contractual Obligations, Payments Due by Period, 2016	43	32.4
Contractual Obligations, Payments Due by Period, 2017	36.3	23.4
Contractual Obligations, Payments Due by Period, Thereafter	97.8	31.4
Total	325.1	251.1
Less Sublease Arrangements [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	(2.1)	(2)
Contractual Obligations, Payments Due by Period, 2014	(1.6)	(1.6)
Contractual Obligations, Payments Due by Period, 2015	(0.7)	(0.6)
Contractual Obligations, Payments Due by Period, 2016	(0.1)
Contractual Obligations, Payments Due by Period, 2017
Contractual Obligations, Payments Due by Period, Thereafter
Total	(4.5)	(4.2)
Outstanding Purchase Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	7.7	17.6
Contractual Obligations, Payments Due by Period, 2014	10.6	12
Contractual Obligations, Payments Due by Period, 2015	7	7
Contractual Obligations, Payments Due by Period, 2016	1.3	1.3
Contractual Obligations, Payments Due by Period, 2017	0.3	0.3
Contractual Obligations, Payments Due by Period, Thereafter
Total	26.9	38.2
Total Contractual Obligations [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Contractual Obligations, Payments Due by Period, 2013	65.4	256.8
Contractual Obligations, Payments Due by Period, 2014	220.1	204.9
Contractual Obligations, Payments Due by Period, 2015	103.1	86.4
Contractual Obligations, Payments Due by Period, 2016	138.3	120.4
Contractual Obligations, Payments Due by Period, 2017	377.8	357.5
Contractual Obligations, Payments Due by Period, Thereafter	649.4	349.7
Total	$ 1,554.1	$ 1,375.7

Commitments, Contingencies and Off-Balance Sheet Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			132 Months Ended	138 Months Ended
	Jun. 30, 2013 Entity sqft	Jun. 30, 2012 Entity	Jun. 30, 2013 Entity LetterOfCredit	Jun. 30, 2012 Entity	Dec. 31, 2012 sqft Acquisition	Dec. 31, 2011 Acquisition	Dec. 31, 2010 Acquisition	Dec. 31, 2012 Entity	Jun. 30, 2013 Entity
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Acquired property through lease area, sqft.	306,000				306,000
Acquired property through lease percentage of building	60.00%				60.00%
Operating lease commitment, expiration date	Feb 28, 2018				Feb 28, 2018
Number of companies acquired	23	13	39	19	46	22	11	248	257
Aggregate amount of maximum earnout obligations related to acquisitions			$ 379.1		$ 384.8
Aggregate amount of maximum earnout obligations related to acquisitions, recorded in consolidated balance sheet			126.5		139.8
Liabilities recorded on self-insurance	8.8		8.8		10.2			10.2	8.8
Debt					32.4			32.4
Number of letters of credit issued			2
Income tax credits and adjustments			130		130
Total rent expense					91	91	81.5
Maximum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Ownership interest	50.00%		50.00%		50.00%			50.00%	50.00%
Minimum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Ownership interest	1.00%		1.00%		1.00%			1.00%	1.00%
Tax-Advantaged Investments No Longer Held [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Total indemnifications	160		160		160			160	160
Self-Insurance Deductibles [Member] | Letter of Credit [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Debt	10.2		10.2		8.5			8.5	10.2
Rent-A-Captive Facility [Member] | Letter of Credit [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Debt	5.7		5.7		5.7			5.7	5.7
Errors and Omissions [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Insurance claims, amount retained			5		5
Amount of losses in excess of retained amounts	175		175		175			175	175
Errors and Omissions [Member] | Maximum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Actuarial range value	4.9		4.9		1.7			1.7	4.9
Errors and Omissions [Member] | Minimum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Actuarial range value	$ 1.6		$ 1.6		$ 4.7			$ 4.7	$ 1.6

Commitments, Contingencies and Off-Balance Sheet Arrangements - Off-Balance Sheet Commitments (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Letters of Credit [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2013
Amount of Commitment Expiration by Period - 2014
Amount of Commitment Expiration by Period - 2015
Amount of Commitment Expiration by Period - 2016
Amount of Commitment Expiration by Period - 2017
Amount of Commitment Expiration by Period - Thereafter	15.9	15.9
Total Amounts Committed	15.9	15.9
Financial Guarantees [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2013
Amount of Commitment Expiration by Period - 2014
Amount of Commitment Expiration by Period - 2015
Amount of Commitment Expiration by Period - 2016
Amount of Commitment Expiration by Period - 2017
Amount of Commitment Expiration by Period - Thereafter	9.3	9.3
Total Amounts Committed	9.3	9.3
Funding Commitments [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2013	16.8	4.3
Amount of Commitment Expiration by Period - 2014
Amount of Commitment Expiration by Period - 2015
Amount of Commitment Expiration by Period - 2016
Amount of Commitment Expiration by Period - 2017
Amount of Commitment Expiration by Period - Thereafter	2.9	2.9
Total Amounts Committed	19.7	7.2
Total Commitments [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2013	16.8	4.3
Amount of Commitment Expiration by Period - 2014
Amount of Commitment Expiration by Period - 2015
Amount of Commitment Expiration by Period - 2016
Amount of Commitment Expiration by Period - 2017
Amount of Commitment Expiration by Period - Thereafter	28.1	28.1
Total Amounts Committed	$ 44.9	$ 32.4

Accumulated Other Comprehensive Earnings (Loss) - Schedule of Accumulated Comprehensive Earnings (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Pension Liability [Member]	Dec. 31, 2012 Pension Liability [Member]	Dec. 31, 2011 Pension Liability [Member]	Dec. 31, 2010 Pension Liability [Member]	Jun. 30, 2013 Foreign Currency Translation [Member]	Dec. 31, 2012 Foreign Currency Translation [Member]	Dec. 31, 2011 Foreign Currency Translation [Member]	Dec. 31, 2010 Foreign Currency Translation [Member]	Jun. 30, 2013 Fair Value of Derivative Investments [Member]	Dec. 31, 2012 Fair Value of Derivative Investments [Member]	Dec. 31, 2011 Fair Value of Derivative Investments [Member]	Dec. 31, 2010 Fair Value of Derivative Investments [Member]	Jun. 30, 2013 Accumulated Other Comprehensive Earnings (Loss) [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Earnings (Loss) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Earnings (Loss) [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Earnings (Loss) [Member]
Comprehensive Earnings [Line Items]
Balance	$ 1,702	$ 1,658.6	$ 1,243.6	$ 1,106.7	$ 892.9	$ (52.4)	$ (49)	$ (18.4)	$ (20.5)	$ 20.5	$ 4.4	$ 20.5	$ 10.4	$ (0.9)	$ (2.6)	$ 0.1	$ 1.1	$ (32.8)	$ (47.2)	$ 2.2	$ (9)
Net change in period						0.2	(3.4)	(30.6)	2.1	(39)	16.1	(16.1)	10.1	(1)	1.7	(2.7)	(1)	(39.8)	14.4	(49.4)	11.2
Balance	$ 1,702	$ 1,658.6	$ 1,243.6	$ 1,106.7	$ 892.9	$ (52.2)	$ (52.4)	$ (49)	$ (18.4)	$ (18.5)	$ 20.5	$ 4.4	$ 20.5	$ (1.9)	$ (0.9)	$ (2.6)	$ 0.1	$ (72.6)	$ (32.8)	$ (47.2)	$ 2.2

Accumulated Other Comprehensive Loss - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax income related to pension liability reclassified from accumulated other comprehensive loss	$ 3.9	$ 3.6	$ 3.4	$ 52.2	$ (1)
Pretax income related to fair value of derivative investments reclassified from accumulated other comprehensive loss	0.1	0
Foreign currency translation reclassified from accumulated other comprehensive loss	$ 0	$ 0

Segment Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable operating segments	3	3

Segment Information - Schedule of Segment Reporting Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Commissions	$ 400.9			$ 344.7						$ 727.7	$ 616.7	$ 1,302.5	$ 1,127.4	$ 957.3
Fees	268.9			242.2						508.6	457.8	971.7	870.2	735
Supplemental commissions	18.3			16.6						35.6	33.7	67.9	56	60.8
Contingent commissions	14.5			10.3						37	29.3	42.9	38.1	36.8
Investment income	1.6			3.1						2.9	5.3	10.4	8.1	6.9
Gains on books of business sales and other	2.9									3.3	0.7	3.9	5.5	5.9
Revenue from clean coal activities	72.2			31.8						129.2	51.9	119.6	29.2	65.6
Other - net gain	0.2			1.2						9.3	1.3	1.4	0.2	(4.1)
Total revenues	779.5	673.2	650.4	649.9	546.8	578.4	562.8	546.1	447.4	1,453.6	1,196.7	2,520.3	2,134.7	1,864.2
Compensation	415.5			364.1						799.4	708.5	1,493.4	1,326.1	1,117.5
Operating	137.8			123.7						271.6	232	483.2	419	354.6
Cost of revenues from clean coal activities	76.6			29						134.7	46.7	111.6	32	64
Interest	11.9			10.8						23.1	21.4	43	40.8	34.6
Depreciation	13.1			10.2						23.9	19.9	41.4	35.9	32.3
Amortization	29.7			26.2						59.3	47.3	99	79.3	60.8
Change in estimated acquisition earnout payables	(2.5)			(5.2)						1.9	(2.7)	3.4	(6.2)	(2.6)
Total expenses	682.1	627.8	574.1	558.8	514.3	531	491.8	480.2	423.9	1,313.9	1,073.1	2,275	1,926.9	1,661.2
Earnings (Loss) before income taxes												245.3	207.8	203
Provision (benefit) for income taxes	3.9			19.4						5.7	23.8	50.3	63.7	39.7
Earnings (loss) from continuing operations		33.5	61.7	71.7	28.1	40.5	46.7	41.7	15.2			195	144.1	163.3
Net foreign exchange gain (loss)												(1.9)	(0.2)	(0.8)
Total assets	5,562.1	5,352.3				4,483.5				5,562.1		5,352.3	4,483.5	3,596
Goodwill - net	1,506.1	1,472.7				1,155.3				1,506.1		1,472.7	1,155.3	883.7
Amortizable intangible assets - net	784.7	809.6				561.5				784.7		809.6	561.5	483.5
United States [Member]
Segment Reporting Information [Line Items]
Total revenues												2,006.1	1,725.1	1,613.5
Total assets		3,675.9				3,202.5						3,675.9	3,202.5	2,895.5
Goodwill - net	1,196.6	1,177.3				969.5				1,196.6		1,177.3	969.5
Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												514.2	409.6	250.7
Total assets		1,676.4				1,281						1,676.4	1,281	700.5
Goodwill - net	309.5	295.4				185.8				309.5		295.4	185.8
Brokerage [Member]
Segment Reporting Information [Line Items]
Commissions												1,302.5	1,127.4	957.3
Fees												403.2	324.1	274.9
Supplemental commissions												67.9	56	60.8
Contingent commissions												42.9	38.1	36.8
Investment income												7.2	5.4	4.9
Gains on books of business sales and other												3.9	5.5	5.9
Total revenues	550.9			473.5						1,005.3	858.8	1,827.6	1,556.5	1,340.6
Compensation												1,131.6	968.4	817.1
Operating												312.7	267.3	223.6
Depreciation												24.7	21.2	19.5
Amortization												96.2	77	59.8
Change in estimated acquisition earnout payables												3.6	(6.2)	(2.6)
Total expenses												1,568.8	1,327.7	1,117.4
Earnings (Loss) before income taxes	112.6			92.3						153.2	121.8	258.8	228.8	223.2
Provision (benefit) for income taxes												103	88.6	87.7
Earnings (loss) from continuing operations												155.8	140.2	135.5
Net foreign exchange gain (loss)												(1.6)		(0.9)
Total assets	4,325.2	4,196.8		3,955.7		3,346.6				4,325.2	3,955.7	4,196.8	3,346.6	2,560.7
Goodwill - net	1,484.9	1,451.4				1,136.6				1,484.9		1,451.4	1,136.6	866.6
Amortizable intangible assets - net		791.6				542.3						791.6	542.3	461.9
Brokerage [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues												1,431.6	1,266.2	1,169.6
Total assets		2,637.1				2,215.3						2,637.1	2,215.3	1,995.8
Goodwill - net	1,177.4	1,158.1				951				1,177.4		1,158.1	951
Brokerage [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												396	290.3	171
Total assets		1,559.7				1,131.3						1,559.7	1,131.3	564.9
Goodwill - net	307.5	293.3				185.6				307.5		293.3	185.6
Risk Management [Member]
Segment Reporting Information [Line Items]
Fees												568.5	546.1	460.1
Investment income												3.2	2.7	2
Total revenues	156.2			143.4						309.8	284.7	571.7	548.8	462.1
Compensation												347	344.1	288
Operating												137.7	135.8	109.1
Depreciation												16	14.2	12.4
Amortization												2.8	2.3	1
Change in estimated acquisition earnout payables												(0.2)
Total expenses												503.3	496.4	410.5
Earnings (Loss) before income taxes	20.2			17.6						41.7	36.7	68.4	52.4	51.6
Provision (benefit) for income taxes												25.9	19.1	20.3
Earnings (loss) from continuing operations												42.5	33.3	31.3
Net foreign exchange gain (loss)												(0.1)		0.1
Total assets	530.8	498.6		537.8		529.1				530.8	537.8	498.6	529.1	521.3
Goodwill - net	21.2	21.3				18.7				21.2		21.3	18.7	17.1
Amortizable intangible assets - net		18				19.2						18	19.2	21.6
Risk Management [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues												453.5	429.5	382
Total assets		390.9				384.5						390.9	384.5	388.6
Goodwill - net	19.2	19.2				18.5				19.2		19.2	18.5
Risk Management [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues												118.2	119.3	80.1
Total assets		107.7				144.6						107.7	144.6	132.7
Goodwill - net	2	2.1				0.2				2		2.1	0.2
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue from clean coal activities												119.6	29.2	65.6
Other - net gain												1.4	0.2	(4.1)
Total revenues	72.4			33						138.5	53.2	121	29.4	61.5
Compensation												14.8	13.6	12.4
Operating												32.8	15.9	21.9
Cost of revenues from clean coal activities												111.6	32	64
Interest												43	40.8	34.6
Depreciation												0.7	0.5	0.4
Total expenses												202.9	102.8	133.3
Earnings (Loss) before income taxes	(35.4)			(18.8)						(55.2)	(34.9)	(81.9)	(73.4)	(71.8)
Provision (benefit) for income taxes												(78.6)	(44)	(68.3)
Earnings (loss) from continuing operations												(3.3)	(29.4)	(3.5)
Net foreign exchange gain (loss)												(0.2)	(0.2)
Total assets	706.1	656.9		640.1		607.8				706.1	640.1	656.9	607.8	514
Goodwill - net		0				0						0	0
Corporate [Member] | United States [Member]
Segment Reporting Information [Line Items]
Total revenues												121	29.4	61.9
Total assets		647.9				602.7						647.9	602.7	511.1
Goodwill - net		0				0						0	0
Corporate [Member] | Foreign, principally Australia, Canada and the U.K. [Member]
Segment Reporting Information [Line Items]
Total revenues														(0.4)
Total assets		9				5.1						9	5.1	2.9
Goodwill - net		$ 0				$ 0						$ 0	$ 0

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Country	Dec. 31, 2012 Y Country	Dec. 31, 2011	Dec. 31, 2010	Mar. 08, 2011	Mar. 02, 2010
Significant Accounting Policies [Line Items]
Number of countries in which the company has operations	20	18
Number of countries in which the company does business through a network of correspondent brokers and consultants	140	140
Percentage of ownership interest		50.00%
Percentage of variable ownership interest		50.00%
Fee revenue generation period, years		1
Allowances for estimated policy cancellations		$ 4,000,000	$ 5,200,000
Allowance for doubtful accounts		6,600,000	4,800,000
Maturity period of short-term investments		90 days or less
Outstanding contracts receivable		2,200,000	2,300,000
Write-off of amortizable intangible assets		3,500,000	4,600,000	2,300,000
Maximum number of shares purchased by employees	200,000	200,000
Shares available for grant					851,000	858,000
Employee Stock Purchase Plan [Member]
Significant Accounting Policies [Line Items]
Number of shares authorized		4,000,000
Percentage of employees contribution		15.00%
Purchase price of common stock, percentage		95.00%
Aggregate fair market value of shares purchased		$ 25,000
Maximum number of shares purchased by employees		2,000
Shares available for grant		800,000
Expiration Lists [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		3 years
Expiration Lists [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		15 years
Non-Compete Agreements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		3 years
Non-Compete Agreements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		5 years
Trade Names [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		10 years
Trade Names [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangibles assets, years		15 years

Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	Shorter of the lease term or useful life of the asset
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Minimum [Member] | Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	10 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	10 years
Maximum [Member] | Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	5 years

Fixed Assets - Summary of Fixed Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Office equipment		$ 15.1	$ 11.8
Furniture and fixtures		74.2	71.2
Computer equipment		116.7	99.7
Leasehold improvements		52.2	45.9
Software		102.7	105.4
Other		2.9	2.5
Gross fixed assets		363.8	336.5
Accumulated depreciation		(258.4)	(245.2)
Net fixed assets	$ 123	$ 105.4	$ 91.3

Restricted Stock and Cash Awards - Schedule of Restricted Stock Awards Vesting Periods (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vesting Period [Line Items]
Shares granted in the period	352,000	224,000	216,000
Vesting Period One Year [Member]
Vesting Period [Line Items]
Shares granted in the period	20,000	20,000	12,000
Vesting period, years	1 year
Vesting Period Two Years [Member]
Vesting Period [Line Items]
Shares granted in the period			17,000
Vesting period, years	2 years
Vesting Period Four Years [Member]
Vesting Period [Line Items]
Shares granted in the period	332,000	200,000	187,000
Vesting period, years	4 years
Vesting Period Five Years [Member]
Vesting Period [Line Items]
Shares granted in the period		4,000
Vesting period, years	5 years
Vesting Period Ten Years [Member]
Vesting Period [Line Items]
Vesting period, years	10 years

Retirement Plans - Reconciliation of Balances of Pension Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year			$ 292	$ 267.1	$ 267.1	$ 220
Service cost	0.1	0.1	0.2	0.2	0.4	0.4	0.4
Interest cost	3	3	5.9	6	11.8	11.9	11.7
Net actuarial loss					20.9	41.7
Benefits paid					(8.2)	(6.9)
Benefit obligation at end of year					292	267.1	220
Fair value of plan assets at beginning of year			227.4	202.9	202.9	199.7
Actual return on plan assets					25.5	2.9
Contributions by Gallagher					7.2	7.2
Benefits paid					(8.2)	(6.9)
Fair value of plan assets at end of year					227.4	202.9	199.7
Funded status of the plan (underfunded)					(64.6)	(64.2)
Noncurrent liabilities - accrued benefit liability					(64.6)	(64.2)
Accumulated other comprehensive loss - net actuarial loss					90.9	87.5
Net amount included in retained earnings					$ 26.3	$ 23.3

Retirement Plans - Components of Periodic Pension Benefit Cost and Other Changes in Plan Assets and Obligations Recognized in Other Comprehensive Earnings (Detail) (USD $)
In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.4
Interest cost on benefit obligation	3	3	5.9	6	11.8	11.9	11.7
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)	(15.2)	(14.9)	(13.4)
Amortization of net loss					7.2	1.6	1.6
Net periodic benefit cost	0.7	1	1.4	2.2	4.2	(1)	0.3
Net (gain) loss incurred					10.6	53.8	0.6
Amortization of net loss					(7.2)	(1.6)	(1.6)
Total recognized in other comprehensive (earnings) loss			3.9	3.6	3.4	52.2	(1)
Total recognized in net periodic pension cost (earnings) and other comprehensive (earnings) loss					7.6	51.2	(0.7)
Amortization of net loss, Estimated					$ 7.7	$ 2.3	$ 1.6

Retirement Plans - Weighted Average Assumptions of Pension Benefit Obligation and Net Periodic Pension Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate, pension benefit obligation	4.00%	4.50%
Weighted average expected long-term rate of return on plan assets, pension benefit obligation	7.50%	7.50%
Discount rate, net periodic pension benefit cost	4.50%	5.50%	5.75%
Weighted average expected long-term rate of return on plan assets, net periodic pension benefit cost	7.50%	7.50%	7.50%

Retirement Plans - Schedule of Benefit Payments Expected to be Paid by Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 8.8
2014	9.7
2015	10.5
2016	11.4
2017	12.2
Years 2018 to 2022	$ 72.9

Retirement Plans - Summary of Plans Weighted Average Asset Allocations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	66.00%	64.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	27.00%	29.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	7.00%	7.00%

Retirement Plans - Summary of Plan's Assets Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total fair value	$ 227.4	$ 202.9	$ 199.7
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value	136.3	123.3
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value	$ 91.1	$ 79.6	$ 80.6

Retirement Plans - Reconciliation of Beginning and Ending Balances for Level 3 Assets of Plan Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 227.4	$ 202.9	$ 199.7	$ 79.6	$ 80.6
Settlements					(0.8)
Unrealized gains (losses)				11.5	(0.2)
Fair value of plan assets at end of year	$ 227.4	$ 202.9	$ 199.7	$ 91.1	$ 79.6

Commitments, Contingencies and Off-Balance Sheet Arrangements - Outstanding Letters of Credit and Funding Commitments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Maximum Exposure	$ 32.4
Liability Recorded	8.5
Funding Commitments To Construct Refined Coal Plants Into Permanent Operations Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	None
Maximum Exposure	4.3
Funding Commitment To Two Funds Expire In 2019 And 2023 Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	None
Maximum Exposure	2.9
Credit Support Under Letters Of Credit For Deductibles Due By Us On Our Own Insurance Coverages Expires After Two Thousand Seventeen Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	None
Maximum Exposure	10.2
Liability Recorded	8.5
Financial Guarantee Of Mortgage Loan To UK Based Employee Expires When Mortgage Balance Reduced Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	[1]
Compensation to Us	None
Maximum Exposure	9.3
Credit Enhancement Under Letters Of Credit For Our Bermuda Captive Insurance Operation To Meet Minimum Statutory Capital Requirements Expires After Two Thousand Seventeen Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	Reimbursement of LOC fees
Maximum Exposure	3.7
Credit Support Under Letters Of Credit For Clients Claim Funds Held By Our Bermuda Captive Insurance Operation In Fiduciary Capacity Expires After 2017 Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Collateral	None
Compensation to Us	Reimbursement of LOC fees
Maximum Exposure	$ 2

[1]	The guarantee has no collateral. The mortgage loan has a lien on real property with an appraised value of approximately $11.0 million.

Commitments, Contingencies and Off-Balance Sheet Arrangements - Outstanding Letters of Credit and Funding Commitments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Funding commitment to fund, expires in 2019	$ 1.5
Funding commitment to fund, expires in 2023	1.4
Financial Guarantee Of Mortgage Loan To UK Based Employee Expires When Mortgage Balance Reduced Trigger [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Decrease in long term mortgage debt	6.4
Long Term Debt Mortgages	$ 11

Income Taxes - Components of Earnings from Continuing Operations Before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
Domestic												$ 234.7	$ 194.7	$ 169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.												10.6	13.1	33.3
Earnings from continuing operations before income taxes	97.4	45.4	76.3	91.1	32.5	47.4	71	65.9	23.5	139.7	123.6	245.3	207.8	203
Federal Current												45.4	7.8	(2.9)
Federal Deferred												(14.6)	38.4	21.3
Total Provision for income taxes-continuing operations, Federal												30.8	46.2	18.4
State and local Current												17.3	7.2	10.8
State and local Deferred												(2.9)	5.9	(0.8)
Total Provision for income taxes-continuing operations, State and local												14.4	13.1	10
Foreign Current												8.7	7.4	9.3
Foreign Deferred												(3.6)	(3)	2
Total Provision for income taxes-continuing operations, Foreign												5.1	4.4	11.3
Total provision for income taxes - continuing operations	$ 3.9			$ 19.4						$ 5.7	$ 23.8	$ 50.3	$ 63.7	$ 39.7

Income Taxes - Reconciliation of Provision for Income Taxes from Continuing Operations with Federal Statutory Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Federal statutory rate, Amount					$ 85.9	$ 72.7	$ 71.1
State income taxes-net of Federal benefit, Amount					9.4	9.8	5.4
Foreign taxes, Amount					0.9	0.6	1.2
Alternative energy, foreign and other tax credits, Amount					(45.3)	(13.2)	(13.7)
Foreign dividends and other permanent differences, Amount					(2.7)	0.2	4.5
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items, Amount					0.6	(1.9)	(30.7)
Change in valuation allowance, Amount					0.3	(0.7)	1
Other, Amount					1.2	(3.8)	0.9
Total provision for income taxes - continuing operations	$ 3.9	$ 19.4	$ 5.7	$ 23.8	$ 50.3	$ 63.7	$ 39.7
Federal statutory rate, % of Pretax Earnings					35.00%	35.00%	35.00%
State income taxes-net of Federal benefit, % of Pretax Earnings					3.80%	4.70%	2.60%
Foreign taxes, % of Pretax Earnings					0.40%	0.30%	0.60%
Alternative energy, foreign and other tax credits, % of Pretax Earnings					(18.50%)	(6.40%)	(6.70%)
Foreign dividends and other permanent differences, % of Pretax Earnings					(1.10%)	0.10%	2.20%
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items, % of Pretax Earnings					0.20%	(0.90%)	(15.10%)
Change in valuation allowance, % of Pretax Earnings					0.10%	(0.30%)	0.50%
Other, % of Pretax Earnings					0.60%	(1.80%)	0.50%
Total provision for income taxes-continuing operations, % of Pretax Earnings					20.50%	30.70%	19.60%

Income Taxes - Gross Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits [Line Items]
Gross unrecognized tax benefits at January 1	$ 5.8	$ 7.9
Increases in tax positions for current year	1.7	1.2
Settlements	(0.3)	(2)
Lapse in statute of limitations	(1.6)	(1.4)
Increases in tax positions for prior years	1.1	0.9
Decreases in tax positions for prior years		(0.8)
Gross unrecognized tax benefits at December 31	$ 6.7	$ 5.8

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Net unrecognized tax benefits	$ 4.5	$ 3.8
Accrued interest and penalties related to unrecognized tax benefits	0.6	0.6
Deferred tax assets	320.2	306.7
Deferred tax liabilities	163.9	115.1
Undistributed earnings of foreign subsidiaries	110.6
Unrecognized deferred tax liability on undistributed earnings	22.9
Other Current Assets [Member]
Income Tax Expense Benefit [Line Items]
Deferred tax assets	68.4	66.5
Other Current Liabilities [Member]
Income Tax Expense Benefit [Line Items]
Deferred tax assets	5.2	4.7
Noncurrent Liabilities [Member]
Income Tax Expense Benefit [Line Items]
Deferred tax liabilities	$ 158.7	$ 110.4

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Liability [Line Items]
Alternative minimum tax and other credit carryforwards	$ 112.3	$ 111.7
Accrued and unfunded compensation and employee benefits	107.1	88
Compensation expense related to stock options	15.7	22.3
Investments	16.3	9.1
Accrued liabilities	27.3	29.6
Accrued pension liability	27.3	35
Net operating loss carryforwards	11.3	8.6
Depreciable fixed assets	0.7
Other	9.6	10.1
Total deferred tax assets	327.6	314.4
Valuation allowance for deferred tax assets	(7.4)	(7.7)
Deferred tax assets	320.2	306.7
Nondeductible amortizable intangible assets	139.2	87.4
Depreciable fixed assets		12.3
Other prepaid items	5.2	2.3
Investment-related partnerships	17.5	8.7
Prepaid pension cost		2.4
Accrued liabilities	2	2
Total deferred tax liabilities	163.9	115.1
Net deferred tax assets	$ 156.3	$ 191.6

Quarterly Operating Results - Quarterly Operating Results (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenues	$ 779.5	$ 673.2	$ 650.4	$ 649.9	$ 546.8	$ 578.4	$ 562.8	$ 546.1	$ 447.4	$ 1,453.6	$ 1,196.7	$ 2,520.3	$ 2,134.7	$ 1,864.2
Total expenses	682.1	627.8	574.1	558.8	514.3	531	491.8	480.2	423.9	1,313.9	1,073.1	2,275	1,926.9	1,661.2
Earnings from continuing operations before income taxes	97.4	45.4	76.3	91.1	32.5	47.4	71	65.9	23.5	139.7	123.6	245.3	207.8	203
Earnings from continuing operations		33.5	61.7	71.7	28.1	40.5	46.7	41.7	15.2			195	144.1	163.3
Earnings from discontinued operations														10.8
Net earnings	$ 93.5	$ 33.5	$ 61.7	$ 71.7	$ 28.1	$ 40.5	$ 46.7	$ 41.7	$ 15.2	$ 134	$ 99.8	$ 195	$ 144.1	$ 174.1
Basic net earnings per share:
Earnings from continuing operations, Basic		$ 0.27	$ 0.5	$ 0.6	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14			$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations, Basic														$ 0.1
Basic net earnings per share	$ 0.73	$ 0.27	$ 0.5	$ 0.6	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14	$ 1.06	$ 0.85	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Basic net earnings per share		$ 0.27	$ 0.5	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14			$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations, Diluted														$ 0.1
Diluted net earnings per share	$ 0.73	$ 0.27	$ 0.5	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14	$ 1.04	$ 0.83	$ 1.59	$ 1.28	$ 1.66